UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-05876

LORD ABBETT SERIES FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2016

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 97.65%

ASSET-BACKED SECURITIES 0.51%

Other

Guggenheim 5180-2 CLO LP 2015-1A A2B†	2.914	%#	11/25/2027	$2,500	$2,417,434
JFIN CLO II Ltd. 2015-2A B1†	2.915	%#	10/19/2026	1,500	1,454,128
OZLM VIII Ltd. 2014-8A A2A†	2.465	%#	10/17/2026	1,250	1,221,169
Total Asset-Backed Securities (cost $5,168,574)					5,092,731

	Shares (000)

COMMON STOCKS 12.83%

Advertising 0.05%

Omnicom Group, Inc.	6	499,380

Aerospace/Defense 0.15%

Huntington Ingalls Industries, Inc.	8	1,027,050
Northrop Grumman Corp.	3	494,750
Total		1,521,800

Auto Parts & Equipment 0.15%

Chassix Holdings, Inc.	59	1,516,612

Automakers 0.03%

Thor Industries, Inc.	5	322,867

Banking 0.08%

BankUnited, Inc.	7	248,726
Signature Bank*	4	558,364
Total		807,090

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2016

Investments	Shares (000)	Fair Value
Beverages 0.52%

Coca-Cola Co. (The)	32	$1,497,980
Constellation Brands, Inc. Class A	10	1,544,744
Fomento Economico Mexicano SAB de CV ADR	11	1,076,168
Molson Coors Brewing Co. Class B	11	1,038,840
Total		5,157,732

Brokerage 0.10%

CBOE Holdings, Inc.	14	946,436

Building & Construction 0.24%

Granite Construction, Inc.	32	1,516,455
Primoris Services Corp.	35	840,926
Total		2,357,381

Building Materials 0.53%

Beacon Roofing Supply, Inc.*	23	953,195
Fortune Brands Home & Security, Inc.	10	554,067
Martin Marietta Materials, Inc.	6	996,938
Masco Corp.	17	545,343
US Concrete, Inc.*	19	1,107,116
Vulcan Materials Co.	10	1,088,743
Total		5,245,402

Cable & Satellite Television 0.10%

Comcast Corp. Class A	16	965,553

Chemicals 0.36%

Albemarle Corp.	16	1,042,059
Scotts Miracle-Gro Co. (The) Class A	21	1,506,412
WR Grace & Co.*	14	991,751
Total		3,540,222

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2016

Investments	Shares (000)		Fair Value
Discount Stores 0.10%

Amazon.com, Inc.*		2	$1,025,216

Diversified Capital Goods 0.31%

Eaton Corp. plc		16	1,021,918
Fastenal Co.		21	1,017,828
Illinois Tool Works, Inc.		10	998,790
Total			3,038,536

Electric: Integrated 0.10%

IDACORP, Inc.		13	969,670

Electronics 0.29%

Applied Materials, Inc.		49	1,035,024
Itron, Inc.*		12	492,296
Littelfuse, Inc.		3	365,144
Trimble Navigation Ltd.*		39	967,200
Total			2,859,664

Energy: Exploration & Production 0.92%

Bill Barrett Corp.*		92	572,240
Callon Petroleum Co.*		69	609,765
Canadian Natural Resources Ltd.(a)	CAD	19	512,959
Carrizo Oil & Gas, Inc.*		31	972,805
Concho Resources, Inc.*		9	873,794
Diamondback Energy, Inc.*		11	836,708
Parsley Energy, Inc. Class A*		45	1,018,808
Seven Generations Energy Ltd. Class A*(a)	CAD	77	1,161,078
SM Energy Co.		80	1,506,696
WPX Energy, Inc.*		154	1,076,460
Total			9,141,313

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2016

Investments	Shares (000)	Fair Value
Food & Drug Retailers 0.23%

Casey’s General Stores, Inc.	9	$1,045,377
Sprouts Farmers Market, Inc.*	43	1,246,832
Total		2,292,209

Food: Wholesale 0.67%

B&G Foods, Inc.	30	1,029,854
Blue Buffalo Pet Products, Inc.*	60	1,533,596
Core-Mark Holding Co., Inc.	19	1,524,275
Ingredion, Inc.	9	1,009,272
Sysco Corp.	11	514,030
WhiteWave Foods Co. (The)*	24	989,340
Total		6,600,367

Gaming 0.50%

Boyd Gaming Corp.*	72	1,477,893
Las Vegas Sands Corp.	19	961,661
Wynn Resorts Ltd.	27	2,490,003
Total		4,929,557

Insurance-Reinsurance 0.10%

RenaissanceRe Holdings Ltd.	9	1,029,579

Integrated Energy 0.10%

First Solar, Inc.*	14	952,212

Investments & Miscellaneous Financial Services 0.25%

MarketAxess Holdings, Inc.	8	1,057,185
Public Storage	4	1,008,711
WisdomTree Investments, Inc.	37	418,338
Total		2,484,234

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2016

Investments	Shares (000)		Fair Value
Machinery 0.35%

Colfax Corp.*		33	$947,759
Toro Co. (The)		18	1,514,592
Xylem, Inc.		25	1,002,050
Total			3,464,401

Media: Content 0.10%

Netflix, Inc.*		10	1,024,447

Medical Products 0.92%

ABIOMED, Inc.*		23	2,166,882
Becton, Dickinson & Co.		3	494,174
C.R. Bard, Inc.		5	1,015,377
DENTSPLY SIRONA, Inc.		16	1,000,933
Edwards Lifesciences Corp.*		22	1,919,185
Intuitive Surgical, Inc.*		3	1,509,838
Thermo Fisher Scientific, Inc.		7	996,510
Total			9,102,899

Metals/Mining (Excluding Steel) 0.10%

Mirabela Nickel Ltd.*(a)	AUD	2,560	19,626
Newmont Mining Corp.		38	1,011,103
Total			1,030,729

Multi-Line Insurance 0.11%

Hanover Insurance Group, Inc. (The)		12	1,070,190

Non-Electric Utilities 0.24%

American Water Works Co., Inc.		14	971,844
Aqua America, Inc.		44	1,391,966
Total			2,363,810

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2016

Investments	Shares (000)	Fair Value
Packaging 0.10%

AptarGroup, Inc.	13	$981,223

Personal & Household Products 0.45%

Avery Dennison Corp.	14	1,022,375
Clorox Co. (The)	8	982,386
Estee Lauder Cos., Inc. (The) Class A	5	500,975
Kimberly-Clark Corp.	7	968,472
Pool Corp.	11	1,002,429
Total		4,476,637

Pharmaceuticals 0.04%

Owens & Minor, Inc.	9	353,675

Rail 0.10%

Norfolk Southern Corp.	12	982,350

Real Estate Investment Trusts 0.48%

CubeSmart	32	1,074,325
Digital Realty Trust, Inc.	13	1,127,893
DuPont Fabros Technology, Inc.	24	966,843
Extra Space Storage, Inc.	6	530,946
QTS Realty Trust, Inc. Class A	22	1,031,084
Total		4,731,091

Recreation & Travel 0.26%

Six Flags Entertainment Corp.	28	1,528,306
Vail Resorts, Inc.	8	1,033,501
Total		2,561,807

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2016

Investments	Shares (000)		Fair Value
Restaurants 0.57%

McDonald’s Corp.		12	$1,524,624
Panera Bread Co. Class A*		5	959,833
Restaurant Brands International, Inc. (Canada)(b)		27	1,052,681
Shake Shack, Inc. Class A*		30	1,106,240
Starbucks Corp.		17	1,014,542
Total			5,657,920

Software/Services 0.63%

Adobe Systems, Inc.*		11	1,004,692
Alibaba Group Holding Ltd. ADR*		13	1,046,278
Alphabet, Inc. Class C*		1	1,001,213
Facebook, Inc. Class A*		13	1,533,276
MSCI, Inc.		7	518,560
PayPal Holdings, Inc.*		30	1,162,863
Total			6,266,882

Specialty Retail 1.03%

Burlington Stores, Inc.*		18	1,029,192
Carter’s, Inc.		10	1,011,332
Columbia Sportswear Co.		17	997,494
CST Brands, Inc.		28	1,082,611
Deckers Outdoor Corp.*		8	495,276
Express, Inc.*		38	804,267
Home Depot, Inc. (The)		13	1,673,879
Moncler SpA(a)	EUR	60	1,018,989
MSC Industrial Direct Co., Inc. Class A		14	1,036,595
Vista Outdoor, Inc.*		19	984,058
Total			10,133,693

Steel Producers/Products 0.21%

Reliance Steel & Aluminum Co.		15	1,009,690
Worthington Industries, Inc.		28	1,015,526
Total			2,025,216

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2016

Investments	Shares (000)	Fair Value
Support: Services 0.21%

Booz Allen Hamilton Holding Corp.	34	$1,043,116
Equifax, Inc.	9	1,034,896
Total		2,078,012

Technology Hardware & Equipment 0.16%

Broadcom Ltd. (Singapore)(b)	3	494,400
NVIDIA Corp.	30	1,065,052
Total		1,559,452

Telecommunications: Wireless 0.15%

Communications Sales & Leasing, Inc.	23	515,087
T-Mobile US, Inc.*	26	1,007,137
Total		1,522,224

Telecommunications: Wireline Integrated & Services 0.34%

CyrusOne, Inc.	28	1,276,648
Dycom Industries, Inc.*	15	1,001,997
Equinix, Inc.	3	1,084,398
Total		3,363,043

Tobacco 0.20%

Altria Group, Inc.	15	969,350
Reynolds American, Inc.	19	959,060
Total		1,928,410

Transportation Infrastructure 0.10%

C.H. Robinson Worldwide, Inc.	13	991,861

Trucking & Delivery 0.10%

Ryder System, Inc.	15	971,700
Total Investments in Common Stocks (cost $117,840,645)		126,844,704

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
CONVERTIBLE BOND 0.10%

Software/Services

FireEye, Inc.† (cost $967,132)	1.625%	6/1/2035	$1,250	$1,022,656

	Dividend Rate		Shares (000)
CONVERTIBLE PREFERRED STOCKS 0.74%

Electric: Integrated 0.36%

Black Hills Corp. Unit*	7.75%		16	1,051,520
NextEra Energy, Inc.	6.371%		41	2,521,365
Total				3,572,885

Food: Wholesale 0.22%

Post Holdings, Inc.	5.25%		8	1,055,838
Tyson Foods, Inc.	4.75%		15	1,094,856
Total				2,150,694

Integrated Energy 0.10%

Hess Corp.	8.00%		15	1,007,929

Investments & Miscellaneous Financial Services 0.06%

AMG Capital Trust II	5.15%		10	577,985
Total Convertible Preferred Stocks (cost $6,584,425)				7,309,493

	Interest Rate		Principal Amount (000)
FLOATING RATE LOANS(c) 2.14%

Auto Parts & Equipment 0.18%

Chassix, Inc. Initial Term Loan	12.00%	7/29/2019	$767	761,542
CWGS Group, LLC Term Loan	5.75%	2/20/2020	1,000	981,665
Total				1,743,207

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Chemicals 0.10%

Kraton Polymers, LLC Term Loan	6.00%	1/6/2022	$1,000	$946,250

Electric: Generation 0.12%

Astoria Energy LLC Advanced Term Loan B	5.00%	12/24/2021	727	695,276
Moxie Liberty LLC Advance Construction Term Loan B1	7.50%	8/21/2020	500	457,500
Total				1,152,776

Energy: Exploration & Production 0.11%

Chief Exploration & Development LLC 2nd Lien Term Loan	7.50%	5/16/2021	1,430	852,637
Templar Energy LLC 2nd Lien New Term Loan	8.50%	11/25/2020	1,905	214,313
Total				1,066,950

Gaming 0.31%

Caesar’s Entertainment Resort Properties LLC Term Loan B	7.00%	10/11/2020	1,045	969,441
Cowlitz Tribal Gaming Authority Term Loan B	11.50%	12/6/2021	2,210	2,077,400
Total				3,046,841

Health Facilities 0.28%

CHG Healthcare Services, Inc. 1st Lien Term Loan	4.25%	11/19/2019	2,766	2,756,125

Metals/Mining (Excluding Steel) 0.20%

FMG Resources Pty Ltd. Term Loan (Australia)	4.25%	6/30/2019	2,343	1,985,453

Packaging 0.12%

Crown Holdings, Inc. Delayed Draw Term Loan A	2.183%	12/19/2018	1,215	1,211,704

Personal & Household Products 0.11%

Britax US Holdings, Inc. Initial Dollar Term Loan	4.50%	10/15/2020	1,515	1,143,595

Recreation & Travel 0.09%

Delta 2 (Lux) S.A.R.L. 2nd Lien Facility Term Loan (Luxembourg)	7.75%	7/29/2022	970	894,830

Specialty Retail 0.17%

J. Crew Group, Inc. Initial Term Loan	4.00%	3/5/2021	638	500,530

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Specialty Retail (continued)

Rue21, Inc. Term Loan B	5.625%	10/9/2020		$1,512	$1,202,929
Total					1,703,459

Support: Services 0.06%

BakerCorp International, Inc. Refinanced Term Loan	4.25%	2/7/2020		699	630,847

Telecommunications: Wireline Integrated & Services 0.19%

Fairpoint Communications, Inc. Term Loan	7.50%	2/14/2019		938	932,736
Windstream Services, LLC Tranche B6 Term Loan	5.75%	3/29/2021		950	944,063
Total					1,876,799

Theaters & Entertainment 0.10%

Six Flags Theme Parks, Inc. Tranche B Term Loan	3.50% - 5.250%	6/30/2022		963	964,982
Total Floating Rate Loans (cost $23,191,405)					21,123,818

FOREIGN BONDS(a) 0.62%

Mexico 0.13%

Red de Carreteras de Occidente S.A.P.I.B. de CV†	9.00%	6/10/2028	MXN	20,000	1,175,738
Red de Carreteras de Occidente S.A.P.I.B. de CV	9.00%	6/10/2028	MXN	2,100	123,452
Total					1,299,190

Netherlands 0.11%

Hema Bondco I BV†	6.25%	6/15/2019	EUR	1,300	1,092,441

Spain 0.16%

Banco Popular Espanol SA	11.50%	1/1/2099	EUR	1,400	1,571,155

United Kingdom 0.22%

New Look Secured Issuer plc†	6.50%	7/1/2022	GBP	830	1,175,398
Premier Foods Finance plc†	6.50%	3/15/2021	GBP	675	1,005,338
Total					2,180,736
Total Foreign Bonds (cost $6,578,796)					6,143,522

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
FOREIGN GOVERNMENT OBLIGATIONS 3.75%

Angola 0.09%

Republic of Angola†(b)	9.50%	11/12/2025		$1,000	$913,750

Argentina 0.43%

City of Buenos Aires†(b)	8.95%	2/19/2021		925	996,688
Provincia de Buenos Aires†(b)	9.125%	3/16/2024		600	618,300
Republic of Argentina(b)	8.75%	5/7/2024		2,500	2,623,142
Total					4,238,130

Australia 0.48%

Australian Government(a)	4.25%	4/21/2026	AUD	3,084	2,733,235
Queensland Treasury Corp.†(a)	4.00%	6/21/2019	AUD	2,500	2,021,976
Total					4,755,211

Bahamas 0.09%

Commonwealth of Bahamas†(b)	5.75%	1/16/2024		$900	929,250

Bermuda 0.24%

Government of Bermuda†	4.138%	1/3/2023		1,350	1,377,000
Government of Bermuda†	4.854%	2/6/2024		975	1,027,455
Total					2,404,455

Brazil 0.23%

Federal Republic of Brazil(b)	6.00%	4/7/2026		2,240	2,279,200

Canada 0.42%

Province of British Columbia Canada(a)	2.85%	6/18/2025	CAD	5,000	4,110,876

Cayman Islands 0.06%

Cayman Islands Government†	5.95%	11/24/2019		$525	593,250

Cyprus 0.21%

Republic of Cyprus(a)	4.75%	6/25/2019	EUR	1,700	2,046,627

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Dominican Republic 0.26%

Dominican Republic†(b)	6.85%	1/27/2045		$2,565	$2,552,175

Ethiopia 0.15%

Republic of Ethiopia†(b)	6.625%	12/11/2024		1,615	1,491,856

Gabon 0.11%

Republic of Gabon†(b)	6.375%	12/12/2024		1,300	1,085,500

Greece 0.10%

Hellenic Republic†(a)	4.75%	4/17/2019	EUR	1,000	1,016,235

Honduras 0.10%

Honduras Government†(b)	7.50%	3/15/2024		$900	956,250

Jamaica 0.39%

Government of Jamaica(b)	6.75%	4/28/2028		1,500	1,541,250
Government of Jamaica(b)	7.625%	7/9/2025		1,150	1,279,375
Government of Jamaica(b)	8.00%	3/15/2039		910	980,525
Total					3,801,150

Panama 0.12%

Republic of Panama(b)	3.875%	3/17/2028		1,200	1,215,000

Paraguay 0.18%

Republic of Paraguay†(b)	4.625%	1/25/2023		1,200	1,218,000
Republic of Paraguay†(b)	5.00%	4/15/2026		550	554,125
Total					1,772,125

Sri Lanka 0.09%

Republic of Sri Lanka†(b)	6.25%	10/4/2020		400	397,580
Republic of Sri Lanka†(b)	6.25%	7/27/2021		500	490,191
Total					887,771
Total Foreign Government Obligations (cost $36,093,438)					37,048,811

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Government Sponsored Enterprises Pass-Throughs 1.89%

Federal National Mortgage Assoc.(d)	3.00%	TBA	$9,300	$9,520,874
Federal National Mortgage Assoc.(d)	3.50%	TBA	8,800	9,211,813
Total Government Sponsored Enterprises Pass-Throughs (cost $18,624,943)				18,732,687

HIGH YIELD CORPORATE BONDS 71.41%

Advertising 0.34%

Clear Channel Worldwide Holdings, Inc.	6.50%	11/15/2022	1,511	1,511,000
Lamar Media Corp.†	5.75%	2/1/2026	566	595,715
Southern Graphics, Inc.†	8.375%	10/15/2020	1,200	1,203,000
Total				3,309,715

Aerospace/Defense 1.19%

Aerojet Rocketdyne Holdings, Inc.	7.125%	3/15/2021	1,625	1,694,062
BAE Systems Holdings, Inc.†	3.85%	12/15/2025	1,760	1,814,586
CPI International, Inc.	8.75%	2/15/2018	1,233	1,211,423
Harris Corp.	5.054%	4/27/2045	898	960,500
Huntington Ingalls Industries, Inc.†	5.00%	12/15/2021	2,050	2,160,187
Huntington Ingalls Industries, Inc.†	5.00%	11/15/2025	498	522,278
Lockheed Martin Corp.	3.55%	1/15/2026	1,315	1,395,753
Lockheed Martin Corp.	4.70%	5/15/2046	877	984,702
TransDigm, Inc.	6.50%	7/15/2024	1,047	1,044,068
Total				11,787,559

Air Transportation 0.39%

Air Canada (Canada)†(b)	7.75%	4/15/2021	1,140	1,128,600
Air Canada 2015-2 Class A Pass-Through Trust (Canada)†(b)	4.125%	12/15/2027	882	883,103
Air Canada 2015-2 Class B Pass-Through Trust (Canada)†(b)	5.00%	12/15/2023	1,950	1,854,937
Total				3,866,640

Auto Loans 0.15%

General Motors Financial Co., Inc.	5.25%	3/1/2026	1,372	1,437,730

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2016

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Auto Parts & Equipment 0.62%

Gates Global LLC/Gates Global Co.†	6.00%	7/15/2022		$1,317	$1,132,620
International Automotive Components Group SA (Luxembourg)†(b)	9.125%	6/1/2018		1,186	1,073,330
MPG Holdco I, Inc.	7.375%	10/15/2022		925	920,375
Nemak SA de CV (Mexico)†(b)	5.50%	2/28/2023		678	700,035
TI Group Automotive Systems LLC†	8.75%	7/15/2023		1,250	1,206,250
ZF North America Capital, Inc.†	4.50%	4/29/2022		1,025	1,049,344
Total					6,081,954

Automakers 0.23%

General Motors Co.	6.60%	4/1/2036		2,017	2,225,776

Banking 6.73%

ABN AMRO Bank NV (Netherlands)†(b)	4.75%	7/28/2025		3,298	3,334,403
Ally Financial, Inc.	5.75%	11/20/2025		3,815	3,748,237
Ally Financial, Inc.	8.00%	11/1/2031		850	973,250
Banco Bilbao Vizcaya Argentaria SA (Spain)(b)	9.00%	—	(e)	800	825,000
Banco Bradesco SA†	5.90%	1/16/2021		1,257	1,307,280
Bank of America Corp.	4.20%	8/26/2024		800	816,066
Bank of America Corp.	4.25%	10/22/2026		2,656	2,701,301
Bank of America Corp.	6.50%	—	(e)	1,900	1,963,555
BankUnited, Inc.	4.875%	11/17/2025		2,525	2,537,317
CIT Group, Inc.	5.00%	8/15/2022		1,220	1,237,531
Citigroup, Inc.	4.45%	9/29/2027		3,173	3,199,948
Citizens Financial Group, Inc.	4.35%	8/1/2025		831	861,887
Citizens Financial Group, Inc.†	5.50%	—	(e)	1,495	1,423,988
Commerzbank AG (Germany)†(b)	8.125%	9/19/2023		1,675	1,897,273
Credit Suisse Group AG (Switzerland)†(b)	7.50%	—	(e)	1,375	1,357,297
Credit Suisse Group Funding Guernsey Ltd. (Guernsey)(b)	3.80%	9/15/2022		1,826	1,819,949
Goldman Sachs Group, Inc. (The)	3.75%	2/25/2026		1,369	1,406,845
Goldman Sachs Group, Inc. (The)	5.15%	5/22/2045		1,911	1,948,710
HSBC Holdings plc (United Kingdom)(b)	4.25%	8/18/2025		6,671	6,602,702
Industrial & Commercial Bank of China Ltd.	3.231%	11/13/2019		1,550	1,604,275
Intesa Sanpaolo SpA (Italy)†(b)	5.71%	1/15/2026		971	944,091
Intesa Sanpaolo SpA (Italy)†(b)	7.70%	—	(e)	851	782,920
JPMorgan Chase & Co.	3.875%	9/10/2024		1,900	1,952,041
JPMorgan Chase & Co.	6.75%	—	(e)	888	976,134
Lloyds Banking Group plc (United Kingdom)†(b)	4.582%	12/10/2025		2,300	2,259,269
Lloyds Banking Group plc (United Kingdom)(b)	7.50%	—	(e)	1,409	1,398,292
Macquarie Bank Ltd. (Australia)†(b)	1.60%	10/27/2017		425	423,518

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2016

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Banking (continued)

Macquarie Group Ltd. (Australia)†(b)	6.00%	1/14/2020		$725	$799,811
Morgan Stanley	4.00%	7/23/2025		937	981,664
National Savings Bank (Sri Lanka)†(b)	5.15%	9/10/2019		950	890,625
Nordea Bank AB (Sweden)†(b)	6.125%	—	(e)	1,468	1,403,775
Popular, Inc.	7.00%	7/1/2019		2,125	2,074,531
Royal Bank of Scotland Group plc (United Kingdom)(b)	5.125%	5/28/2024		584	562,371
Royal Bank of Scotland Group plc (United Kingdom)(b)	6.00%	12/19/2023		341	345,894
Royal Bank of Scotland Group plc (United Kingdom)(b)	7.50%	—	(e)	1,856	1,730,720
Santander Holdings USA, Inc.	4.50%	7/17/2025		710	731,257
Santander UK Group Holdings plc (United Kingdom)†(b)	4.75%	9/15/2025		2,425	2,300,828
Santander UK plc (United Kingdom)(b)	7.95%	10/26/2029		210	276,701
Sberbank of Russia Via SB Capital SA (Luxembourg)†(b)	5.50%	2/26/2024		1,095	999,801
Synovus Financial Corp.	7.875%	2/15/2019		700	772,625
UBS Group AG (Switzerland)(b)	7.00%	—	(e)	500	512,425
Washington Mutual Bank(f)	6.875%	6/15/2011		1,250	125
Wells Fargo & Co.	4.90%	11/17/2045		1,759	1,892,561
Total					66,578,793

Beverages 1.64%

Anheuser-Busch InBev Finance, Inc.	3.65%	2/1/2026		3,148	3,314,495
Brown-Forman Corp.	4.50%	7/15/2045		1,572	1,724,247
Coca-Cola Bottling Co. Consolidated	3.80%	11/25/2025		877	918,115
Constellation Brands, Inc.	4.25%	5/1/2023		2,000	2,055,000
Constellation Brands, Inc.	6.00%	5/1/2022		1,142	1,290,460
Cott Beverages, Inc.	5.375%	7/1/2022		250	255,000
Dr. Pepper Snapple Group, Inc.	3.40%	11/15/2025		1,758	1,821,392
Dr. Pepper Snapple Group, Inc.	4.50%	11/15/2045		879	918,870
Fomento Economico Mexicano SAB de CV (Mexico)(b)	4.375%	5/10/2043		1,014	996,973
PepsiCo, Inc.	2.85%	2/24/2026		1,369	1,406,342
PepsiCo, Inc.	4.25%	10/22/2044		419	448,645
PepsiCo, Inc.	4.45%	4/14/2046		927	1,036,214
Total					16,185,753

Brokerage 0.10%

E*TRADE Financial Corp.	4.625%	9/15/2023		169	169,422
TD Ameritrade Holding Corp.	2.95%	4/1/2022		800	817,190
Total					986,612

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Building & Construction 1.07%

Ashton Woods USA LLC/Ashton Woods Finance Co.†	6.875%	2/15/2021	$1,220	$1,006,500
Brookfield Residential Properties, Inc. (Canada)†(b)	6.50%	12/15/2020	1,300	1,248,000
DR Horton, Inc.	4.75%	2/15/2023	359	366,180
K. Hovnanian Enterprises, Inc.†	7.25%	10/15/2020	1,075	892,250
Lennar Corp.	4.75%	11/15/2022	1,250	1,259,375
PulteGroup, Inc.	6.375%	5/15/2033	2,250	2,306,250
Toll Brothers Finance Corp.	5.625%	1/15/2024	1,000	1,035,000
William Lyon Homes, Inc.	7.00%	8/15/2022	2,514	2,426,010
Total				10,539,565

Building Materials 1.29%

Builders FirstSource, Inc.†	7.625%	6/1/2021	1,086	1,134,870
Builders FirstSource, Inc.†	10.75%	8/15/2023	750	759,375
Cemex SAB de CV (Mexico)†(b)	7.75%	4/16/2026	533	547,604
HD Supply, Inc.†(g)	5.75%	4/15/2024	458	471,740
Hillman Group, Inc. (The)†	6.375%	7/15/2022	1,311	1,101,240
Masco Corp.	4.375%	4/1/2026	635	649,675
Masonite International Corp.†	5.625%	3/15/2023	838	879,900
Ply Gem Industries, Inc.	6.50%	2/1/2022	1,025	1,009,625
Standard Industries, Inc.†	5.375%	11/15/2024	1,949	1,987,980
Standard Industries, Inc.†	5.50%	2/15/2023	950	976,125
Voto-Votorantim Overseas Trading Operations IV Ltd.†	7.75%	6/24/2020	2,200	2,235,640
Vulcan Materials Co.	4.50%	4/1/2025	1,005	1,037,663
Total				12,791,437

Cable & Satellite Television 4.55%

Altice Financing SA (Luxembourg)†(b)	6.625%	2/15/2023	1,000	1,007,500
Altice Finco SA (Luxembourg)†(b)	9.875%	12/15/2020	2,375	2,565,000
Altice Luxembourg SA (Luxembourg)†(b)	7.75%	5/15/2022	2,000	1,978,160
Cablevision Systems Corp.	5.875%	9/15/2022	3,000	2,535,000
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.125%	5/1/2023	2,015	2,055,300
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.875%	4/1/2024	1,785	1,874,250
CCO Holdings LLC/CCO Holdings Capital Corp.	6.625%	1/31/2022	1,825	1,925,375
CCO Safari II LLC†	4.908%	7/23/2025	1,650	1,742,994
CCO Safari II LLC†	6.384%	10/23/2035	1,284	1,420,709
DISH DBS Corp.	5.00%	3/15/2023	1,639	1,450,515
DISH DBS Corp.	5.875%	7/15/2022	1,400	1,330,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Cable & Satellite Television (continued)

Mediacom Broadband LLC/Mediacom Broadband Corp.	6.375%	4/1/2023	$2,269	$2,331,397
Mediacom LLC/Mediacom Capital Corp.	7.25%	2/15/2022	325	343,281
Neptune Finco Corp.†	10.125%	1/15/2023	925	992,063
Neptune Finco Corp.†	10.875%	10/15/2025	5,316	5,791,782
Numericable-SFR SA (France)†(b)	6.00%	5/15/2022	2,875	2,817,500
RCN Telecom Services LLC/RCN Capital Corp.†	8.50%	8/15/2020	800	803,000
Time Warner Cable, Inc.	5.875%	11/15/2040	1,537	1,595,853
Unitymedia GmbH (Germany)†(b)	6.125%	1/15/2025	925	966,052
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany)†(b)	5.00%	1/15/2025	635	636,588
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany)†(b)	5.50%	1/15/2023	2,068	2,127,455
UPCB Finance IV Ltd.†	5.375%	1/15/2025	1,929	1,962,757
Virgin Media Finance plc (United Kingdom)†(b)	6.00%	10/15/2024	575	592,969
Virgin Media Secured Finance plc (United Kingdom)†(b)	5.375%	4/15/2021	2,087	2,183,628
VTR Finance BV (Netherlands)†(b)	6.875%	1/15/2024	1,275	1,246,312
Wave Holdco LLC/Wave Holdco Corp. PIK†	8.25%	7/15/2019	705	678,821
Total				44,954,261

Chemicals 0.75%

Braskem Finance Ltd.†	5.375%	5/2/2022	800	730,000
Braskem Finance Ltd.	6.45%	2/3/2024	603	568,327
Celanese US Holdings LLC	5.875%	6/15/2021	571	610,970
GCP Applied Technologies, Inc.†	9.50%	2/1/2023	335	364,313
Grupo Idesa SA de CV (Mexico)†(b)	7.875%	12/18/2020	1,350	1,317,937
Hexion, Inc.	6.625%	4/15/2020	1,191	994,485
Huntsman International LLC†	5.125%	11/15/2022	1,073	1,046,175
Israel Chemicals Ltd. (Israel)†(b)	4.50%	12/2/2024	586	588,069
Momentive Performance Materials, Inc.	3.88%	10/24/2021	661	480,877
Sasol Financing International plc (Isle of Man)(b)	4.50%	11/14/2022	735	713,869
Total				7,415,022

Consumer/Commercial/Lease Financing 1.09%

AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Ireland)(b)	5.00%	10/1/2021	2,127	2,206,762
Discover Bank	7.00%	4/15/2020	700	796,676
International Lease Finance Corp.	6.25%	5/15/2019	556	594,225
International Lease Finance Corp.	8.25%	12/15/2020	2,140	2,506,475
National Financial Partners Corp.†	9.00%	7/15/2021	1,553	1,496,704

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2016

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Consumer/Commercial/Lease Financing (continued)

Navient Corp.	5.00%	10/26/2020		$964	$877,240
OneMain Financial Holdings LLC†	6.75%	12/15/2019		900	904,275
OneMain Financial Holdings LLC†	7.25%	12/15/2021		834	834,000
Springleaf Finance Corp.	5.25%	12/15/2019		242	232,017
Springleaf Finance Corp.	7.75%	10/1/2021		335	329,925
Total					10,778,299

Department Stores 0.08%

SACI Falabella (Chile)†(b)	4.375%	1/27/2025		725	747,519

Discount Stores 0.92%

Amazon.com, Inc.	4.80%	12/5/2034		6,312	7,112,191
Dollar Tree, Inc.†	5.75%	3/1/2023		1,848	1,968,120
Total					9,080,311

Diversified Capital Goods 1.36%

General Cable Corp.	5.75%	10/1/2022		1,152	915,840
General Electric Co.	5.00%	—	(e)	7,653	7,892,156
Griffon Corp.	5.25%	3/1/2022		1,163	1,164,454
KOC Holding AS (Turkey)†(b)	5.25%	3/15/2023		1,450	1,447,317
Siemens Financieringsmaatschappij NV (Netherlands)†(b)	3.25%	5/27/2025		1,235	1,290,127
Unifrax I LLC/Unifrax Holding Co.†	7.50%	2/15/2019		1,199	746,378
Total					13,456,272

Electric: Distribution/Transportation 0.48%

Lamar Funding Ltd.†	3.958%	5/7/2025		2,100	1,891,050
Oncor Electric Delivery Co. LLC	3.75%	4/1/2045		3,034	2,860,604
Total					4,751,654

Electric: Generation 0.45%

AES Gener SA (Chile)†(b)	5.00%	7/14/2025		950	957,458
Empresa Distribuidora Y Comercializadora Norte (Argentina)†(b)	9.75%	10/25/2022		678	694,950
Illinois Power Generating Co.	7.00%	4/15/2018		1,757	694,015
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%	12/15/2025		1,927	2,076,272
Total					4,422,695

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Integrated 1.22%

AES Corp.	5.50%	4/15/2025	$568	$550,960
AES Corp.	7.375%	7/1/2021	509	572,625
AES El Salvador Trust II†	6.75%	3/28/2023	1,015	796,775
AES Panama SRL (Panama)†(b)	6.00%	6/25/2022	977	977,977
El Paso Electric Co.	5.00%	12/1/2044	1,953	2,112,662
Entergy Arkansas, Inc.	4.95%	12/15/2044	1,909	1,928,876
Exelon Generation Co. LLC	4.25%	6/15/2022	909	954,363
IPALCO Enterprises, Inc.	3.45%	7/15/2020	168	169,470
Louisville Gas & Electric Co.	4.375%	10/1/2045	598	653,841
Pacific Gas & Electric Co.	2.95%	3/1/2026	1,369	1,385,813
Puget Energy, Inc.	3.65%	5/15/2025	909	916,630
Southern California Edison Co.	3.90%	3/15/2043	1,000	1,029,329
Total				12,049,321

Electronics 0.51%

Qorvo, Inc.†	7.00%	12/1/2025	2,635	2,753,575
Trimble Navigation Ltd.	4.75%	12/1/2024	2,240	2,288,030
Total				5,041,605

Energy: Exploration & Production 5.30%

Bill Barrett Corp.	7.00%	10/15/2022	1,207	724,200
Bonanza Creek Energy, Inc.	6.75%	4/15/2021	1,270	361,950
Canadian Oil Sands Ltd. (Canada)†(b)	4.50%	4/1/2022	1,114	1,033,539
Carrizo Oil & Gas, Inc.	6.25%	4/15/2023	1,916	1,698,055
Carrizo Oil & Gas, Inc.	7.50%	9/15/2020	675	632,813
Clayton Williams Energy, Inc.	7.75%	4/1/2019	1,035	522,675
Concho Resources, Inc.	5.50%	4/1/2023	3,950	3,890,750
Continental Resources, Inc.	5.00%	9/15/2022	2,323	2,013,751
Continental Resources,Inc.	3.80%	6/1/2024	477	379,215
CrownRock LP/CrownRock Finance, Inc.†	7.125%	4/15/2021	2,840	2,733,500
Denbury Resources, Inc.	5.50%	5/1/2022	1,440	655,200
Devon Energy Corp.	3.25%	5/15/2022	1,507	1,270,580
Diamondback Energy, Inc.	7.625%	10/1/2021	2,800	2,898,000
Eclipse Resources Corp.†	8.875%	7/15/2023	559	293,475
EOG Resources, Inc.	3.15%	4/1/2025	1,003	975,264
EOG Resources, Inc.	4.15%	1/15/2026	1,350	1,406,564
EP Energy LLC/Everest Acquisition Finance, Inc.	6.375%	6/15/2023	997	463,605

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy: Exploration & Production (continued)

EXCO Resources, Inc.	8.50%	4/15/2022	$1,078	$204,820
Gulfport Energy Corp.	7.75%	11/1/2020	1,599	1,606,995
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.00%	12/1/2024	2,425	2,055,187
Kosmos Energy Ltd. †	7.875%	8/1/2021	2,175	1,837,875
MEG Energy Corp. (Canada)†(b)	6.375%	1/30/2023	1,661	988,295
MEG Energy Corp. (Canada)†(b)	7.00%	3/31/2024	4,257	2,532,915
Memorial Resource Development Corp.	5.875%	7/1/2022	2,090	1,776,500
Newfield Exploration Co.	5.625%	7/1/2024	2,399	2,261,057
Occidental Petroleum Corp.	3.50%	6/15/2025	1,474	1,511,275
Parsley Energy LLC/Parsley Finance Corp.†	7.50%	2/15/2022	1,025	1,025,000
PDC Energy, Inc.	7.75%	10/15/2022	2,550	2,556,375
Range Resources Corp.†	4.875%	5/15/2025	2,435	2,142,800
Rice Energy, Inc.	6.25%	5/1/2022	1,258	1,100,750
RSP Permian, Inc.	6.625%	10/1/2022	1,601	1,584,990
Seven Generations Energy Ltd. (Canada)†(b)	6.75%	5/1/2023	2,022	1,915,845
Seven Generations Energy Ltd. (Canada)†(b)	8.25%	5/15/2020	1,723	1,735,922
SM Energy Co.	6.50%	11/15/2021	1,225	909,563
YPF SA (Argentina)†(b)	8.50%	3/23/2021	1,066	1,069,997
YPF SA (Argentina)†(b)	8.50%	7/28/2025	1,670	1,635,765
Total				52,405,062

Environmental 0.10%

Advanced Disposal Services, Inc.	8.25%	10/1/2020	968	992,103

Food & Drug Retailers 1.18%

BI- LO LLC /BI- LO Finance Corp.†	9.25%	2/15/2019	856	821,760
Ingles Markets, Inc.	5.75%	6/15/2023	961	980,220
New Albertson’s, Inc.	7.45%	8/1/2029	950	866,875
New Albertson’s, Inc.	7.75%	6/15/2026	1,700	1,598,000
Rite Aid Corp.†	6.125%	4/1/2023	1,250	1,329,687
Rite Aid Corp.	7.70%	2/15/2027	3,175	3,825,875
SMU SA (Chile)†(b)	7.75%	2/8/2020	500	429,500
Tops Holding LLC/Top Markets II Corp.†	8.00%	6/15/2022	1,957	1,820,010
Total				11,671,927

Food: Wholesale 1.92%

B&G Foods, Inc.	4.625%	6/1/2021	2,550	2,594,625
Bumble Bee Holdings, Inc.†	9.00%	12/15/2017	450	452,813

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food: Wholesale (continued)

JBS USA LLC/JBS USA Finance, Inc.†	5.75%	6/15/2025	$661	$581,680
JBS USA LLC/JBS USA Finance, Inc.†	5.875%	7/15/2024	825	748,687
Kellogg Co.	3.25%	4/1/2026	1,372	1,408,674
Kellogg Co.	4.50%	4/1/2046	1,372	1,410,496
Land O’Lakes, Inc.†	6.00%	11/15/2022	1,274	1,337,700
Marfrig Holding Europe BV (Netherlands)†(b)	6.875%	6/24/2019	200	190,750
Marfrig Overseas Ltd.†	9.50%	5/4/2020	200	203,000
Mead Johnson Nutrition Co.	4.125%	11/15/2025	1,319	1,403,217
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.	4.875%	5/1/2021	1,050	1,065,750
Post Holdings, Inc.†	7.75%	3/15/2024	1,397	1,540,192
Post Holdings, Inc.†	8.00%	7/15/2025	418	466,070
TreeHouse Foods, Inc.	4.875%	3/15/2022	232	238,380
TreeHouse Foods, Inc.†	6.00%	2/15/2024	1,074	1,143,810
WhiteWave Foods Co. (The)	5.375%	10/1/2022	3,870	4,184,437
Total				18,970,281

Forestry/Paper 0.14%
Millar Western Forest Products Ltd. (Canada)(b)	8.50%	4/1/2021	1,010	429,250
Norbord, Inc. (Canada)†(b)	6.25%	4/15/2023	975	965,250
Total				1,394,500

Gaming 1.88%
Boyd Gaming Corp.†	6.375%	4/1/2026	544	567,120
Boyd Gaming Corp.	6.875%	5/15/2023	1,495	1,599,650
Caesar’s Entertainment Resort Properties LLC/Caesar’s Entertainment Resort Properties Finance, Inc.	11.00%	10/1/2021	1,050	900,375
Caesar’s Growth Properties Holdings LLC/Caesar’s Growth Properties Finance, Inc.	9.375%	5/1/2022	1,143	899,541
CCM Merger, Inc.†	9.125%	5/1/2019	1,000	1,040,000
MCE Finance Ltd. (Hong Kong)†(b)	5.00%	2/15/2021	1,750	1,673,318
MGM Resorts International	6.00%	3/15/2023	2,156	2,242,240
MGM Resorts International	7.75%	3/15/2022	762	851,535
Mohegan Tribal Gaming Authority	9.75%	9/1/2021	1,887	1,943,610
River Rock Entertainment Authority(f)	9.00%	11/1/2018	431	54,414
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	9.50%	6/15/2019	771	797,985
Sugarhouse HSP Gaming Prop. Mezz. LP/Sugarhouse HSP Gaming Finance Corp.†	6.375%	6/1/2021	2,490	2,409,075
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.	5.375%	3/15/2022	1,001	1,011,951
Wynn Macau Ltd. (Macau)†(b)	5.25%	10/15/2021	2,780	2,634,050
Total				18,624,864

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gas Distribution 2.55%

Columbia Pipeline Group, Inc.†	4.50%	6/1/2025	$1,024	$1,018,656
Dominion Gas Holdings LLC	3.60%	12/15/2024	1,175	1,208,559
Energy Transfer Equity LP	5.50%	6/1/2027	1,097	885,828
Energy Transfer Equity LP	5.875%	1/15/2024	1,179	1,013,940
Florida Gas Transmission Co. LLC†	4.35%	7/15/2025	2,895	2,754,179
Genesis Energy LP/Genesis Energy Finance Corp.	6.75%	8/1/2022	1,240	1,153,200
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	1,400	1,522,066
LBC Tank Terminals Holding Netherlands BV (Belgium)†(b)	6.875%	5/15/2023	1,419	1,326,765
Magellan Midstream Partners LP	5.00%	3/1/2026	1,369	1,483,333
MPLX LP†	5.50%	2/15/2023	1,355	1,313,549
Rockies Express Pipeline LLC†	5.625%	4/15/2020	1,160	1,102,000
Rockies Express Pipeline LLC†	6.875%	4/15/2040	1,800	1,521,000
Sabine Pass Liquefaction LLC	5.75%	5/15/2024	2,178	2,090,880
Southern Gas Corridor CJSC (Azerbaijan)†(b)	6.875%	3/24/2026	1,975	1,982,406
Southern Star Central Corp.†	5.125%	7/15/2022	1,145	1,059,125
Tesoro Logistics LP/Tesoro Logistics Finance Corp.†	5.50%	10/15/2019	700	700,000
Tesoro Logistics LP/Tesoro Logistics Finance Corp.	5.875%	10/1/2020	439	437,354
Tesoro Logistics LP/Tesoro Logistics Finance Corp.	6.125%	10/15/2021	1,300	1,306,500
Tesoro Logistics LP/Tesoro Logistics Finance Corp.†	6.25%	10/15/2022	1,350	1,343,250
Total				25,222,590

Health Facilities 2.96%

Acadia Healthcare Co., Inc.	5.625%	2/15/2023	371	378,420
Acadia Healthcare Co., Inc.†	6.50%	3/1/2024	235	244,988
Amsurg Corp.	5.625%	7/15/2022	631	652,296
Amsurg Corp.	5.625%	11/30/2020	2,450	2,541,875
CHS/Community Health Systems, Inc.	6.875%	2/1/2022	1,000	907,500
CHS/Community Health Systems, Inc.	8.00%	11/15/2019	1,169	1,144,159
DaVita HealthCare Partners, Inc.	5.75%	8/15/2022	2,750	2,880,625
Dignity Health	3.812%	11/1/2024	1,175	1,242,770
Dignity Health	4.50%	11/1/2042	246	246,032
HCA, Inc.	5.25%	4/15/2025	1,375	1,419,688
HCA, Inc.	5.375%	2/1/2025	414	419,047
HCA, Inc.	5.875%	3/15/2022	915	992,775
HCA, Inc.	7.05%	12/1/2027	390	401,700
HCA, Inc.	7.50%	2/15/2022	4,467	5,081,212
HCA, Inc.	7.58%	9/15/2025	435	474,150
HCA, Inc.	7.69%	6/15/2025	1,165	1,258,200

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Facilities (continued)

MEDNAX, Inc.†	5.25%	12/1/2023	$659	$687,008
Memorial Sloan-Kettering Cancer Center	4.20%	7/1/2055	1,250	1,286,276
Tenet Healthcare Corp.	6.75%	6/15/2023	4,870	4,687,375
Tenet Healthcare Corp.	8.125%	4/1/2022	2,250	2,325,937
Total				29,272,033

Health Services 0.10%

ExamWorks Group, Inc.	5.625%	4/15/2023	974	997,133

Hotels 0.37%

Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.	5.625%	10/15/2021	1,235	1,285,882
Playa Resorts Holding BV (Netherlands)†(b)	8.00%	8/15/2020	1,400	1,389,500
RHP Hotel Properties LP/RHP Finance Corp.	5.00%	4/15/2021	921	948,630
Total				3,624,012

Insurance Brokerage 0.14%

Trinity Acquistion plc (United Kingdom)(b)	4.40%	3/15/2026	1,361	1,383,413

Insurance-Reinsurance 0.38%

Allied World Assurance Co. Holdings Ltd.	4.35%	10/29/2025	1,874	1,881,340
Berkshire Hathaway, Inc.	2.75%	3/15/2023	907	925,856
Berkshire Hathaway, Inc.	3.125%	3/15/2026	907	931,153
Total				3,738,349

Integrated Energy 0.70%
Alta Wind Holdings LLC†	7.00%	6/30/2035	495	549,830
Exxon Mobil Corp.	4.114%	3/1/2046	1,348	1,433,013
Rio Oil Finance Trust Series 2014-1 (Brazil)†(b)	9.25%	7/6/2024	2,409	1,517,670
Shell International Finance BV (Netherlands)(b)	3.25%	5/11/2025	1,641	1,658,432
Shell International Finance BV (Netherlands)(b)	4.375%	5/11/2045	1,303	1,309,962
Shell International Finance BV (Netherlands)(b)	4.55%	8/12/2043	411	427,701
Total				6,896,608

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Investments & Miscellaneous Financial Services 0.45%

CME Group, Inc.	3.00%	3/15/2025	$1,575	$1,598,025
FMR LLC†	5.35%	11/15/2021	800	903,169
Intercontinental Exchange, Inc.	3.75%	12/1/2025	1,945	1,984,580
Total				4,485,774

Life Insurance 0.62%

American Equity Investment Life Holding Co.	6.625%	7/15/2021	1,341	1,384,583
CNO Financial Group, Inc.	5.25%	5/30/2025	1,655	1,700,513
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	1,424	1,529,491
TIAA Asset Management Finance Co. LLC†	4.125%	11/1/2024	1,453	1,504,311
Total				6,118,898

Machinery 0.05%

Milacron LLC/Mcron Finance Corp.†	7.75%	2/15/2021	500	462,500

Managed Care 0.45%

Centene Escrow Corp.†	5.625%	2/15/2021	681	711,645
Centene Escrow Corp.†	6.125%	2/15/2024	1,948	2,055,140
MPH Acquisition Holdings LLC†	6.625%	4/1/2022	1,625	1,694,063
Total				4,460,848

Media: Content 0.97%

Activision Blizzard, Inc.†	6.125%	9/15/2023	1,283	1,382,433
AMC Networks, Inc.	4.75%	12/15/2022	2,385	2,402,887
Gray Television, Inc.	7.50%	10/1/2020	485	514,100
Netflix, Inc.	5.375%	2/1/2021	1,856	1,946,480
Netflix, Inc.	5.875%	2/15/2025	1,072	1,133,640
Sirius XM Radio, Inc.†	6.00%	7/15/2024	816	860,880
Univision Communications, Inc.†	5.125%	2/15/2025	1,366	1,352,340
Total				9,592,760

Medical Products 1.51%

Fresenius Medical Care US Finance II, Inc.†	4.75%	10/15/2024	475	485,094
Fresenius Medical Care US Finance II, Inc.†	5.875%	1/31/2022	2,425	2,675,987
Grifols Worldwide Operations Ltd. (Ireland)(b)	5.25%	4/1/2022	2,463	2,543,047
Hologic, Inc.†	5.25%	7/15/2022	1,030	1,077,637

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Medical Products (continued)

Kinetic Concepts, Inc./KCI USA, Inc.†	7.875%	2/15/2021	$455	$482,300
Kinetic Concepts, Inc./KCI USA, Inc.	10.50%	11/1/2018	485	488,638
Medtronic, Inc.	3.15%	3/15/2022	1,914	2,031,667
Medtronic, Inc.	4.375%	3/15/2035	1,900	2,061,033
Sterigenics-Nordion Holdings LLC†	6.50%	5/15/2023	1,360	1,360,000
Stryker Corp.	3.50%	3/15/2026	635	659,425
Stryker Corp.	4.625%	3/15/2046	972	1,042,314
Total				14,907,142

Metals/Mining (Excluding Steel) 3.31%

Aleris International, Inc.	7.875%	11/1/2020	1,193	1,014,050
Aleris International, Inc.†(g)	9.50%	4/1/2021	1,411	1,441,866
Anglo American Capital plc (United Kingdom)†(b)	9.375%	4/8/2019	204	215,730
AngloGold Ashanti Holdings plc (Isle of Man)(b)	6.50%	4/15/2040	364	305,760
BHP Billiton Finance USA Ltd. (Australia)†(b)	6.25%	10/19/2075	1,964	1,983,640
BHP Billiton Finance USA Ltd. (Australia)†(b)	6.75%	10/19/2075	1,776	1,778,220
Brazil Minas SPE via State of Minas Gerais (Brazil)†(b)	5.333%	2/15/2028	1,050	900,375
Coeur Mining, Inc.	7.875%	2/1/2021	1,763	1,423,622
Freeport-McMoRan, Inc.	2.30%	11/14/2017	1,275	1,182,563
Freeport-McMoRan, Inc.	3.55%	3/1/2022	1,871	1,314,377
Freeport-McMoRan, Inc.	3.875%	3/15/2023	3,833	2,616,022
Fresnillo plc (Mexico)†(b)	5.50%	11/13/2023	2,293	2,364,656
Glencore Finance Canada Ltd. (Canada)†(b)	4.25%	10/25/2022	648	541,824
Glencore Funding LLC†	4.125%	5/30/2023	1,141	934,152
Imperial Metals Corp. (Canada)†(b)	7.00%	3/15/2019	1,050	918,750
Kinross Gold Corp. (Canada)(b)	5.125%	9/1/2021	1,825	1,697,250
Kinross Gold Corp. (Canada)(b)	5.95%	3/15/2024	1,558	1,332,604
Kissner Milling Co. Ltd. (Canada)†(b)	7.25%	6/1/2019	403	379,828
Lundin Mining Corp. (Canada)†(b)	7.875%	11/1/2022	1,150	1,098,250
Mirabela Nickel Ltd. (Australia)(b)	1.00%	9/16/2044	15	2
MMC Norilsk Nickel OJSC via MMC Finance Ltd. (Ireland)†(b)	6.625%	10/14/2022	1,500	1,571,722
New Gold, Inc. (Canada)†(b)	6.25%	11/15/2022	1,483	1,260,550
New Gold, Inc. (Canada)†(b)	7.00%	4/15/2020	965	926,400
Newmont Mining Corp.	4.875%	3/15/2042	1,910	1,643,465
Newmont Mining Corp.	5.875%	4/1/2035	123	119,409
Newmont Mining Corp.	6.25%	10/1/2039	815	816,964
Teck Resources Ltd. (Canada)(b)	3.00%	3/1/2019	1,450	1,167,250
Thompson Creek Metals Co., Inc.	7.375%	6/1/2018	755	211,400
Thompson Creek Metals Co., Inc.	9.75%	12/1/2017	635	598,488
Volcan Cia Minera SAA (Peru)†(b)	5.375%	2/2/2022	1,293	990,761
Total				32,749,950

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Non-Electric Utilities 0.14%

Brooklyn Union Gas Co. (The)†	3.407%	3/10/2026	$1,368	$1,415,660

Oil Field Equipment & Services 0.58%

Ensco plc (United kingdom)(b)	5.20%	3/15/2025	1,209	678,551
National Oilwell Varco, Inc.	3.95%	12/1/2042	634	453,131
Oceaneering International, Inc.	4.65%	11/15/2024	2,275	1,962,575
Pride International, Inc.	6.875%	8/15/2020	1,349	986,456
Weatherford International Ltd.	4.50%	4/15/2022	2,013	1,620,465
Total				5,701,178

Oil Refining & Marketing 0.46%

Citgo Holding, Inc.†	10.75%	2/15/2020	2,943	2,858,389
Northern Tier Energy LLC/Northern Tier Finance Corp.	7.125%	11/15/2020	1,750	1,723,750
Total				4,582,139

Packaging 1.49%

Ball Corp.	4.00%	11/15/2023	1,006	994,682
BWAY Holding Co.†	9.125%	8/15/2021	911	817,623
Coveris Holdings SA (Luxembourg)†(b)	7.875%	11/1/2019	1,598	1,438,200
Crown Cork & Seal Co., Inc.	7.375%	12/15/2026	1,295	1,388,887
Graphic Packaging International, Inc.	4.75%	4/15/2021	900	938,250
Graphic Packaging International, Inc.	4.875%	11/15/2022	969	985,958
Pactiv LLC	7.95%	12/15/2025	825	763,125
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	5.75%	10/15/2020	1,000	1,028,750
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	8.25%	2/15/2021	2,775	2,858,250
Sealed Air Corp.†	4.875%	12/1/2022	975	1,017,656
Sealed Air Corp.†	5.125%	12/1/2024	484	504,570
Sealed Air Corp.†	6.875%	7/15/2033	1,850	1,965,625
Total				14,701,576

Personal & Household Products 1.59%

Alphabet Holding Co., Inc. PIK	7.75%	11/1/2017	561	566,610
American Greetings Corp.	7.375%	12/1/2021	1,390	1,426,487
Edgewell Personal Care Co.	4.70%	5/24/2022	500	512,500
Elizabeth Arden, Inc.	7.375%	3/15/2021	1,608	1,037,160

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Personal & Household Products (continued)

Estee Lauder Cos., Inc. (The)	4.375%	6/15/2045	$1,714	$1,870,168
FGI Operating Co. LLC/FGI Finance, Inc.	7.875%	5/1/2020	1,550	937,750
Gibson Brands, Inc.†	8.875%	8/1/2018	2,225	1,301,625
Newell Rubbermaid, Inc.	3.85%	4/1/2023	2,269	2,356,729
Newell Rubbermaid, Inc.	5.50%	4/1/2046	1,815	1,979,279
SC Johnson & Son, Inc.†	4.75%	10/15/2046	805	911,352
Serta Simmons Bedding LLC†	8.125%	10/1/2020	935	974,747
Spectrum Brands, Inc.	5.75%	7/15/2025	817	872,147
Springs Industries, Inc.	6.25%	6/1/2021	1,007	1,017,070
Total				15,763,624

Pharmaceuticals 0.96%

AstraZeneca plc (United Kingdom)(b)	3.375%	11/16/2025	1,757	1,822,201
Capsugel SA PIK (Luxembourg)†(b)	7.00%	5/15/2019	386	388,654
Gilead Sciences, Inc.	4.75%	3/1/2046	1,266	1,389,165
Horizon Pharma Financing, Inc.†	6.625%	5/1/2023	1,076	954,950
Jaguar Holding Co. II/Pharmaceutical Product Development LLC†	6.375%	8/1/2023	1,225	1,260,893
Pfizer, Inc.	5.60%	9/15/2040	1,072	1,338,291
Quintiles Transnational Corp.†	4.875%	5/15/2023	970	999,973
Zoetis, Inc.	3.25%	2/1/2023	1,375	1,361,779
Total				9,515,906

Property & Casualty 0.41%

Allstate Corp. (The)	5.75%	8/15/2053	974	991,654
Chubb INA Holdings, Inc.	4.35%	11/3/2045	876	957,110
Hanover Insurance Group, Inc. (The)	6.375%	6/15/2021	1,018	1,164,232
XLIT Ltd. (Ireland)(b)	4.45%	3/31/2025	975	967,219
Total				4,080,215

Rail 0.57%

Central Japan Railway Co. (Japan)†(b)	4.25%	11/24/2045	1,524	1,632,283
Florida East Coast Holdings Corp.†	6.75%	5/1/2019	2,500	2,512,500
Florida East Coast Holdings Corp.†	9.75%	5/1/2020	698	506,050
Watco Cos. LLC/Watco Finance Corp.†	6.375%	4/1/2023	962	942,760
Total				5,593,593

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Development & Management 0.24%

CBRE Services, Inc.	4.875%	3/1/2026	$1,930	$1,946,444
CBRE Services, Inc.	5.25%	3/15/2025	439	453,420
Total				2,399,864

Real Estate Investment Trusts 0.76%

Alexandria Real Estate Equities, Inc.	4.30%	1/15/2026	881	903,439
Brixmor Operating Partnership LP	3.85%	2/1/2025	1,090	1,000,585
Brixmor Operating Partnership LP	3.875%	8/15/2022	1,531	1,496,150
CubeSmart LP	4.00%	11/15/2025	878	899,770
Digital Realty Trust LP	4.75%	10/1/2025	1,289	1,314,780
EPR Properties	4.50%	4/1/2025	967	939,840
Jababeka International BV (Netherlands)†(b)	7.50%	9/24/2019	1,000	1,003,616
Total				7,558,180

Recreation & Travel 0.56%

Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.	5.25%	3/15/2021	1,250	1,301,562
NCL Corp. Ltd.†	5.25%	11/15/2019	650	666,250
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027	2,646	3,009,825
Six Flags Entertainment Corp.†	5.25%	1/15/2021	500	516,250
Total				5,493,887

Restaurants 0.91%

Arcos Dorados Holdings, Inc. (Argentina)†(b)	6.625%	9/27/2023	1,080	1,031,400
McDonald’s Corp.	2.75%	12/9/2020	352	364,970
McDonald’s Corp.	3.70%	1/30/2026	835	886,171
McDonald’s Corp.	4.60%	5/26/2045	1,012	1,069,251
McDonald’s Corp.	4.875%	12/9/2045	879	964,154
New Red Finance, Inc. (Canada)†(b)	6.00%	4/1/2022	940	979,950
PF Chang’s China Bistro, Inc.†	10.25%	6/30/2020	1,300	1,183,000
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC†	5.875%	5/15/2021	975	982,312
Yum! Brands, Inc.	3.75%	11/1/2021	606	577,973
Yum! Brands, Inc.	3.875%	11/1/2023	1,080	1,003,050
Total				9,042,231

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Software/Services 2.71%

Alibaba Group Holding Ltd. (China)(b)	3.125%	11/28/2021	$2,150	$2,193,864
Alliance Data Systems Corp.†	6.375%	4/1/2020	4,754	4,855,023
Blue Coat Holdings, Inc.†	8.375%	6/1/2023	924	956,802
eBay, Inc.	3.80%	3/9/2022	908	935,986
First Data Corp.†	5.75%	1/15/2024	1,174	1,178,285
First Data Corp.†	7.00%	12/1/2023	2,996	3,037,195
Informatica LLC†	7.125%	7/15/2023	1,034	1,002,980
MasterCard, Inc.	3.375%	4/1/2024	1,300	1,391,693
Microsoft Corp.	2.375%	2/12/2022	1,900	1,959,006
Microsoft Corp.	4.00%	2/12/2055	3,175	3,127,546
MSCI, Inc.†	5.75%	8/15/2025	961	1,016,258
Oracle Corp.	4.375%	5/15/2055	2,047	2,067,648
Priceline Group, Inc. (The)	3.65%	3/15/2025	1,405	1,443,785
VeriSign, Inc.	4.625%	5/1/2023	872	885,080
VeriSign, Inc.	5.25%	4/1/2025	741	750,263
Total				26,801,414

Specialty Retail 1.10%

Argos Merger Sub, Inc.†	7.125%	3/15/2023	2,125	2,264,187
Brookstone Holdings Corp. PIK	10.00%	7/7/2021	38	28,672
CST Brands, Inc.	5.00%	5/1/2023	1,945	1,979,038
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc.†	7.875%	10/1/2022	1,100	1,028,500
Neiman Marcus Group Ltd. LLC†	8.00%	10/15/2021	2,474	2,140,010
O’ Reilly Automotive, Inc.	3.55%	3/15/2026	966	995,883
William Carter Co. (The)	5.25%	8/15/2021	2,390	2,467,675
Total				10,903,965

Steel Producers/Products 0.40%

Allegheny Ludlum Corp.	6.95%	12/15/2025	1,497	1,160,175
Allegheny Technologies, Inc.	5.95%	1/15/2021	255	215,475
Allegheny Technologies, Inc.	9.375%	6/1/2019	292	278,860
Steel Dynamics, Inc.	5.125%	10/1/2021	1,150	1,167,250
Steel Dynamics, Inc.	5.50%	10/1/2024	1,132	1,148,980
Total				3,970,740

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Support: Services 1.67%

ADT Corp. (The)	3.50%	7/15/2022	$500	$435,000
AECOM	5.875%	10/15/2024	999	1,033,965
BlueLine Rental Finance Corp.†	7.00%	2/1/2019	925	856,781
Cleveland Clinic Foundation (The)	4.858%	1/1/2114	1,100	1,156,768
Expedia, Inc.†	5.00%	2/15/2026	2,489	2,497,547
FTI Consulting, Inc.	6.00%	11/15/2022	1,325	1,392,906
Iron Mountain, Inc.†	6.00%	10/1/2020	1,286	1,358,338
Jurassic Holdings III, Inc.†	6.875%	2/15/2021	1,550	1,077,250
Leidos Holdings, Inc.	4.45%	12/1/2020	450	445,505
Metropolitan Museum of Art (The)	3.40%	7/1/2045	1,350	1,287,642
NES Rentals Holdings, Inc.†	7.875%	5/1/2018	700	647,500
Sotheby’s†	5.25%	10/1/2022	1,009	908,100
Total System Services, Inc.	4.80%	4/1/2026	1,814	1,875,398
United Rentals North America, Inc.	6.125%	6/15/2023	1,500	1,556,250
Total				16,528,950

Technology Hardware & Equipment 0.49%

CDW LLC/CDW Finance Corp.	5.50%	12/1/2024	1,425	1,474,875
CommScope Technologies Finance LLC†	6.00%	6/15/2025	1,022	1,036,691
CommScope, Inc.†	5.50%	6/15/2024	1,500	1,520,625
Dell, Inc.	7.10%	4/15/2028	875	857,500
Total				4,889,691

Telecommunications: Satellite 0.61%

Hughes Satellite Systems Corp.	7.625%	6/15/2021	2,500	2,796,875
Inmarsat Finance plc (United Kingdom)†(b)	4.875%	5/15/2022	1,775	1,680,703
Intelsat Luxembourg SA (Luxembourg)(b)	6.75%	6/1/2018	2,054	1,576,445
Total				6,054,023

Telecommunications: Wireless 2.83%

Comcel Trust via Comunicaciones Celulares SA†	6.875%	2/6/2024	1,925	1,809,500
Crown Castle International Corp.	4.875%	4/15/2022	1,242	1,332,293
Crown Castle International Corp.	5.25%	1/15/2023	2,000	2,165,000
Digicel Group Ltd. (Jamaica)†(b)	7.125%	4/1/2022	1,000	782,400
Digicel Group Ltd. (Jamaica)†(b)	8.25%	9/30/2020	1,000	862,500
Digicel Ltd. (Jamaica)†(b)	6.75%	3/1/2023	950	843,125

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Telecommunications: Wireless (continued)

Digicel Ltd. (Jamaica)†(b)	7.00%	2/15/2020	$1,900	$1,743,250
SBA Communications Corp.	4.875%	7/15/2022	900	914,625
T-Mobile USA, Inc.	6.50%	1/15/2024	9,137	9,548,165
T-Mobile USA, Inc.	6.50%	1/15/2026	1,978	2,064,538
T-Mobile USA, Inc.	6.633%	4/28/2021	2,750	2,887,500
T-Mobile USA, Inc.	6.836%	4/28/2023	103	109,180
Telefonica Celular del Paraguay SA (Paraguay)†(b)	6.75%	12/13/2022	635	625,475
Wind Acquisition Finance SA (Italy)†(b)	7.375%	4/23/2021	2,550	2,320,500
Total				28,008,051

Telecommunications: Wireline Integrated & Services 2.28%

AT&T, Inc.	4.125%	2/17/2026	1,609	1,702,600
Columbus International, Inc. (Barbados)†(b)	7.375%	3/30/2021	1,366	1,459,913
Consolidated Communications, Inc.	6.50%	10/1/2022	845	741,488
Equinix, Inc.	5.375%	4/1/2023	785	816,400
Equinix, Inc.	5.875%	1/15/2026	1,901	2,009,357
Frontier Communications Corp.	6.875%	1/15/2025	1,259	1,067,789
Frontier Communications Corp.	7.625%	4/15/2024	700	624,750
Frontier Communications Corp.	9.25%	7/1/2021	1,925	1,970,719
Frontier Communications Corp.†	10.50%	9/15/2022	1,922	1,977,258
Frontier Communications Corp.†	11.00%	9/15/2025	4,798	4,839,982
GCI, Inc.	6.875%	4/15/2025	1,125	1,153,125
Sable International Finance Ltd.†	6.875%	8/1/2022	1,465	1,472,325
Telecom Italia SpA (Italy)†(b)	5.303%	5/30/2024	975	1,003,031
Zayo Group LLC/Zayo Capital, Inc.	6.00%	4/1/2023	1,729	1,734,394
Total				22,573,131

Tobacco 0.08%

Reynolds American, Inc.	5.85%	8/15/2045	621	761,244

Transportation Infrastructure 0.19%

Autoridad del Canal de Panama (Panama)†(b)	4.95%	7/29/2035	1,000	1,055,000
XPO Logistics, Inc.†	7.875%	9/1/2019	792	823,680
Total				1,878,680

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Trucking & Delivery 0.14%

FedEx Corp.	4.55%		4/1/2046	$1,361	$1,404,436
Total High Yield Corporate Bonds (cost $709,142,659)					706,081,618

MUNICIPAL BONDS 0.07%

Tax Revenue

PR Corp. Sales Tax	6.05%		8/1/2037	655	397,913
PR Corp. Sales Tax	6.13%		8/1/2029	500	306,250
Total Municipal Bonds (cost $713,925)					704,163

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 3.59%

Banc of America Commercial Mortgage Trust 2015-UBS7 D	3.167%		9/15/2048	341	244,284
BB-UBS Trust 2012-SHOW E†	4.16	%#	11/5/2036	1,825	1,752,263
BBCMS Trust 2015-VFM D†	3.599	%#	3/12/2036	939	939,164
CGBAM Commercial Mortgage Trust 2015-SMRT E†	3.912	%#	4/10/2028	678	650,237
Citigroup Commercial Mortgage Trust 2014-GC25 B	4.345%		10/10/2047	550	573,165
Citigroup Commercial Mortgage Trust 2014-GC25 C	4.683	%#	10/10/2047	1,200	1,128,111
Citigroup Commercial Mortgage Trust 2015-101A D†	4.625	%#	1/14/2043	775	695,542
Commercial Mortgage Pass-Through Certificates 2014-CR20 C	4.657	%#	11/10/2047	800	795,448
Commercial Mortgage Pass-Through Certificates 2014-CR20 XB IO†	0.177	%#	11/10/2047	10,550	103,903
Commercial Mortgage Pass-Through Certificates 2014-CR20 XC IO†	1.435	%#	11/10/2047	775	71,922
Commercial Mortgage Pass-Through Certificates 2014-CR21 XB IO†	0.126	%#	12/10/2047	6,550	40,772
Commercial Mortgage Pass-Through Certificates 2014-CR21 XC IO†	0.50%		12/10/2047	3,150	110,082
Commercial Mortgage Pass-Through Certificates 2014-UBS5 C	4.766	%#	9/10/2047	610	609,103
Commercial Mortgage Pass-Through Certificates 2014-UBS6 C	4.615	%#	12/10/2047	2,675	2,582,735
Commercial Mortgage Pass-Through Certificates 2015-PC1 D	4.591	%#	7/10/2050	1,237	905,123
Credit Suisse Mortgage Capital Certificates 2014-USA E†	4.373%		9/15/2037	3,200	2,667,388
Federal Home Loan Mortgage Corp. 2015-K721 B†	3.565	%#	11/25/2047	4,750	4,274,763

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Great Wolf Trust 2015-WFMZ M†	7.424	%#	5/15/2032	$1,350	$1,233,677
GS Mortgage Securities Trust 2014-GC26 D†	4.661	%#	11/10/2047	1,275	991,771
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust 2010-1 B†	6.00%		1/25/2051	775	870,051
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust 2010-1 C†	6.371	%#	1/25/2051	750	778,750
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust 2014-1A XB IO†	0.342	%#	8/25/2047	2,000	64,833
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C24 XB1 IO	0.458	%#	11/15/2047	5,950	148,044
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C26 D†	4.07	%#	1/15/2048	1,175	874,837
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C26 XB IO	0.619	%#	1/15/2048	5,275	189,110
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C26 XD IO†	0.50%		1/15/2048	4,200	157,731
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY D†	3.931	%#	6/10/2027	800	785,305
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C31 C	4.772	%#	8/15/2048	1,474	1,368,691
JPMorgan Chase Commercial Mortgage Securities Trust 2015-CSMO E†	4.386	%#	1/15/2032	1,175	1,130,644
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10 C	4.219	%#	7/15/2046	475	470,604
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C9 C	4.027	%#	5/15/2046	550	549,195
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19 LNC1†	3.989%		12/15/2046	775	812,672
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19 LNC2†	4.384%		12/15/2046	1,625	1,618,405
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19 LNC4†	4.75%		12/15/2046	750	657,743
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19 LNCX IO†	0.602%		12/15/2046	4,025	164,707
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19 XC IO†	0.589	%#	12/15/2047	8,525	303,493
SFAVE Commercial Mortgage Securities Trust 2015-5AVE XA IO†	0.599	%#	1/5/2043	36,775	2,265,744
Wells Fargo Commercial Mortgage Trust 2014-LC18 XB IO	0.542	%#	12/15/2047	6,575	204,604
Wells Fargo Commercial Mortgage Trust 2015-C27 C	3.894%		2/15/2048	900	800,414
Wells Fargo Commercial Mortgage Trust 2015-LC20 D†	4.511	%#	4/15/2050	350	258,035

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

WFCG Commercial Mortgage Trust 2015-BXRP E†	3.577	%#	11/15/2029	$623	$619,052
Total Non-Agency Commercial Mortgage-Backed Securities (cost $36,970,204)					35,462,117
Total Long-Term Investments (cost $961,876,146)					965,566,320

SHORT-TERM INVESTMENT 2.71%

REPURCHASE AGREEMENT

Repurchase Agreement dated 3/31/2016, 0.03% due 4/1/2016 with Fixed Income Clearing Corp. collateralized by $27,330,000 of U.S. Treasury Note at 1.25% due 3/31/2021; value: $27,330,000; proceeds: $26,790,423 (cost $26,790,401)				26,790	26,790,401
Total Investments in Securities 100.36% (cost $988,666,547)					992,356,721
Liabilities in Excess of Cash, Foreign Cash and Other Assets(h) (0.36%)					(3,533,804)
Net Assets 100.00%					$988,822,917

AUD	Australian dollar.
CAD	Canadian dollar.
EUR	euro.
GBP	British pound.
MXN	Mexican peso.
ADR	American Depositary Receipt.
IO	Interest Only.
PIK	Payment-in-kind.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2016.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.
(c)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at March 31, 2016.
(d)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(e)	Security is perpetual in nature and has no stated maturity.
(f)	Defaulted (non-income producing security).
(g)	Securities purchased on a when-issued basis (See Note 2(h)).
(h)	Liabilities in Excess of Cash, Foreign Cash and Other Assets include net unrealized appreciation/depreciation on open forward foreign currency exchange contracts, futures contracts and swaps, as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2016

Open Forward Foreign Currency Exchange Contracts at March 31, 2016:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
euro	Buy	J.P. Morgan	5/16/2016	280,000	$319,118	$319,013	$(105)
British pound	Sell	J.P. Morgan	4/19/2016	1,500,000	2,143,476	2,154,471	(10,995)

euro	Sell	Bank of America	5/16/2016	3,350,000	3,804,129	3,816,757	(12,628)
euro	Sell	State Street Bank and Trust	5/16/2016	3,000,000	3,291,267	3,417,991	(126,724)
euro	Sell	State Street Bank and Trust	5/16/2016	50,000	56,304	56,967	(663)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(151,115)

Open Futures Contracts at March 31, 2016:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
Long U.S. Treasury Bond	June 2016	228	Short	$(37,491,750)	$15,208
U.S. 5-Year Treasury Note	June 2016	459	Long	55,614,305	49,395
Totals				$18,122,555	$64,603

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	June 2016	1,082	Short	$(141,082,656)	$(454,154)

Centrally Cleared Credit Default Swaps on Indexes - Buy Protection at March 31, 2016(1):

Referenced Index	Fund Pays	Termination Date	Notional Amount	Fair Value(2)	Payments Upfront(3)	Unrealized Appreciation (Depreciation)(4)
Markit CMBX.NA.AAA.9(5)(6)	.50%	9/17/2058	$5,000,000	$315,371	$498,001	$(182,630)
Markit CDX. NA.IG.26(7)(8)	1.00%	6/20/2021	24,500,000	263,283	(269,666)	6,383
					$(228,335)	$(176,247)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) buy from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii)receive a settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Fair value serves as the indicator of the current status of payment/performance risk.
(3)	Upfront payments received by Central Clearinghouse are presented net of amortization (See Note 2(h)).
(4)	Total unrealized appreciation on Credit Default Swaps in Indexes amounted to $6,383. Total unrealized depreciation on Credit Default Swaps in Indexes amounted to $182,630.
(5)	Swap Counterparty: Morgan Stanley.
(6)	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgage-backed securities. (See Note 2(h)).
(7)	Swap Counterparty: Credit Suisse.
(8)	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of investment grade securities (See Note 2(h)).

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2016

Credit Default Swaps - Sell Protection at March 31, 2016(1):

Referenced Issuer	Fund Receives	Termination Date	Notional Amount	Fair Value(2)	Payments Upfront(3)	Unrealized Appreciation(4)	Credit Default Swap Agreements Receivable at Fair Value(5)
JC Penney Co., Inc.(6)	5.00%	12/20/2020	$1,378,000	$1,396,466	$(74,707)	$93,172	$18,465

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Fair value serves as the indicator of the current status of payment/performance risk.
(3)	Upfront payments received are presented net of amortization (See Note 2(h)).
(4)	Total unrealized appreciation on the Credit Default Swaps in Indexes amounted to $93,172. Total depreciation on Credit Default Swaps in Indexes amounted to 0.
(5)	Includes upfront payments received.
(6)	Swap Counterparty: Barclays Bank plc. Moody’s Credit Rating: Caa2

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2016

The following is a summary of the inputs used as of March 31, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type (2)(3)	Level 1	Level 2	Level 3		Total
Asset-Backed Securities	$—	$5,092,731	$—		$5,092,731
Common Stocks
Auto Parts & Equipment	—	1,516,612	—		1,516,612
Metals/Mining (Excluding Steel)	1,011,103	—	19,626	(4)	1,030,729
Specialty Retail	9,114,704	1,018,989	—		10,133,693
Remaining Industries	114,163,670	—	—		114,163,670
Convertible Bond	—	1,022,656	—		1,022,656
Convertible Preferred Stocks
Electric: Integrated	2,521,365	1,051,520	—		3,572,885
Food: Wholesale	1,094,856	1,055,838	—		2,150,694
Integrated Energy	1,007,929	—	—		1,007,929
Investments & Miscellaneous Financial Services	—	577,985	—		577,985
Floating Rate Loans(5)
Auto Parts & Equipment	—	981,665	761,542		1,743,207
Chemicals	—	946,250	—		946,250
Electric: Generation	—	1,152,776	—		1,152,776
Energy: Exploration & Production	—	1,066,950	—		1,066,950
Gaming	—	969,441	2,077,400		3,046,841
Health Facilities	—	2,756,125	—		2,756,125
Metals/Mining (Excluding Steel)	—	1,985,453	—		1,985,453
Packaging	—	1,211,704	—		1,211,704
Personal & Household Products	—	1,143,595	—		1,143,595
Recreation & Travel	—	894,830	—		894,830
Specialty Retail	—	1,703,459	—		1,703,459
Support: Services	—	630,847	—		630,847
Telecommunications: Wireline Integrated & Services	—	1,876,799	—		1,876,799
Theaters & Entertainment	—	964,982	—		964,982
Foreign Bonds	—	6,143,522	—		6,143,522
Foreign Government Obligations	—	37,048,811	—		37,048,811
Government Sponsored Enterprises Pass-Throughs	—	18,732,687	—		18,732,687
High Yield Corporate Bonds
Banking	—	66,578,668	125	(4)	66,578,793
Investments & Miscellaneous Financial Services	—	2,501,194	1,984,580	(6)	4,485,774
Metals/Mining (Excluding Steel)	—	32,749,948	2	(4)	32,749,950
Specialty Retail	—	10,875,293	28,672	(6)	10,903,965
Remaining Industries	—	591,363,136	—		591,363,136
Municipal Bonds	—	704,163	—		704,163
Non-Agency Commercial Mortgage-Backed Securities	—	33,869,490	1,592,627	(6)	35,462,117
Repurchase Agreement	—	26,790,401	—		26,790,401
Total	$128,913,627	$856,978,520	$6,464,574		$992,356,721

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - BOND-DEBENTURE PORTFOLIO March 31, 2016

Investment Type (2)(3)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Centrally Cleared Credit Default Swaps
Assets	$—	$6,383	$—	$6,383
Liabilities	—	(182,630)	—	(182,630)
Credit Default Swaps
Assets	—	18,465	—	18,465
Liabilities	—	—	—	—
Forward Foreign Currency Exchange Contracts
Assets	—	—	—	—
Liabilities	—	(151,115)	—	(151,115)
Futures Contracts
Assets	64,603	—	—	64,603
Liabilities	(454,154)	—	—	(454,154)
Total	$(389,551)	$(308,897)	$—	$(698,448)

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended March 31, 2016.
(4)	Level 3 securities fair valued by the Pricing Committee, as described in Note 2(a) in the Notes to Schedule of Investments.
(5)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(6)	Includes securities (Intercontinental Exchange, Inc. (High Yield Corporate Bonds), Brookstone Holdings Corp. PIK (High Yield Corporate Bonds), Impact Funding Affordable Multifamily Housing Mortgage Loan Trust 2010-1 B (Non-Agency Commercial Mortgage-Backed Securities), Impact Funding Affordable Multifamily Housing Mortgage Loan Trust 2014-1A XB IO (Non-Agency Commercial Mortgage-Backed Securities) and Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19 LNC4 (Non-Agency Commercial Mortgage-Backed Securities)) valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Common Stock	Floating Rate Loans	High Yield Corporate Bond	Non-Agency Commercial Mortgage-Backed Securities
Balance as of January 1, 2016	$18,657	$2,399,345	$1,958,224	$959,647
Accrued discounts/premiums	—	4,399	7	(842)
Realized gain (loss)	—	(26)	—	—
Change in unrealized appreciation/depreciation	969	(21,325)	33,555	(26,102)
Purchases	—	458,472	1,826	—
Sales	—	(1,923)	—	—
Net transfers in or out of Level 3	—	—	19,767	659,924
Balance as of March 31, 2016	$19,626	$2,838,942	$2,013,379	$1,592,627

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - CALIBRATED DIVIDEND GROWTH PORTFOLIO March 31, 2016

Investments	Shares	Fair Value (000)
COMMON STOCKS 98.29%

Aerospace & Defense 5.67%

General Dynamics Corp.	10,700	$1,406
Lockheed Martin Corp.	8,892	1,969
Northrop Grumman Corp.	6,700	1,326
Raytheon Co.	6,100	748
United Technologies Corp.	19,600	1,962
Total		7,411

Air Freight & Logistics 2.97%

C.H. Robinson Worldwide, Inc.	3,700	275
Expeditors International of Washington, Inc.	10,600	517
FedEx Corp.	18,965	3,086
Total		3,878

Auto Components 0.38%

Johnson Controls, Inc.	12,900	503

Beverages 3.20%

Coca-Cola Co. (The)	45,868	2,128
PepsiCo, Inc.	20,024	2,052
Total		4,180

Biotechnology 2.19%

AbbVie, Inc.	50,199	2,867

Building Products 0.74%

A.O. Smith Corp.	12,600	961

Capital Markets 1.90%

Ameriprise Financial, Inc.	11,300	1,062
SEI Investments Co.	16,000	689
T. Rowe Price Group, Inc.	10,000	735
Total		2,486

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CALIBRATED DIVIDEND GROWTH PORTFOLIO March 31, 2016

Investments	Shares	Fair Value (000)
Chemicals 5.11%

Air Products & Chemicals, Inc.	7,700	$1,109
Albemarle Corp.	6,200	396
Ecolab, Inc.	3,100	346
International Flavors & Fragrances, Inc.	2,800	319
Monsanto Co.	23,695	2,079
PPG Industries, Inc.	13,406	1,495
Sherwin-Williams Co. (The)	3,300	939
Total		6,683

Diversified Telecommunication Services 4.13%

AT&T, Inc.	59,408	2,327
Verizon Communications, Inc.	56,800	3,072
Total		5,399

Electric: Utilities 3.50%

Edison International	13,100	942
Eversource Energy	4,400	257
NextEra Energy, Inc.	17,421	2,061
Westar Energy, Inc.	8,100	402
Xcel Energy, Inc.	22,000	920
Total		4,582

Electrical Equipment 0.39%

Emerson Electric Co.	9,411	512

Energy Equipment & Services 0.38%

Helmerich & Payne, Inc.	8,412	494

Food & Staples Retailing 8.39%

Casey’s General Stores, Inc.	2,700	306
Costco Wholesale Corp.	10,200	1,607
CVS Health Corp.	27,200	2,821
Wal-Mart Stores, Inc.	27,880	1,910
Walgreens Boots Alliance, Inc.	51,421	4,332
Total		10,976

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CALIBRATED DIVIDEND GROWTH PORTFOLIO March 31, 2016

Investments	Shares	Fair Value (000)
Food Products 1.51%

General Mills, Inc.	21,800	$1,381
Hormel Foods Corp.	13,700	592
Total		1,973

Gas Utilities 1.06%

Atmos Energy Corp.	9,100	676
UGI Corp.	17,500	705
Total		1,381

Health Care Equipment & Supplies 3.58%

Becton, Dickinson & Co.	8,000	1,215
C.R. Bard, Inc.	7,188	1,457
Medtronic plc (Ireland)(a)	26,791	2,009
Total		4,681

Health Care Providers & Services 1.96%

AmerisourceBergen Corp.	8,700	753
Cardinal Health, Inc.	22,148	1,815
Total		2,568

Hotels, Restaurants & Leisure 3.35%

McDonald’s Corp.	34,874	4,383

Household Products 3.90%

Kimberly-Clark Corp.	21,935	2,951
Procter & Gamble Co. (The)	26,100	2,148
Total		5,099

Industrial Conglomerates 3.73%

3M Co.	23,717	3,952
Roper Technologies, Inc.	5,100	932
Total		4,884

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CALIBRATED DIVIDEND GROWTH PORTFOLIO March 31, 2016

Investments	Shares	Fair Value (000)
Information Technology Services 5.57%

Accenture plc Class A (Ireland)(a)	29,500	$3,405
Automatic Data Processing, Inc.	9,400	843
International Business Machines Corp.	20,087	3,042
Total		7,290

Insurance 4.50%

Aflac, Inc.	8,664	547
Assurant, Inc.	7,000	540
Chubb Ltd. (Switzerland)(a)	30,564	3,642
Hanover Insurance Group, Inc. (The)	5,500	496
Old Republic International Corp.	35,800	654
Total		5,879

Leisure Product 1.80%

Hasbro, Inc.	29,468	2,360

Machinery 3.37%

Graco, Inc.	6,900	579
Illinois Tool Works, Inc.	10,300	1,055
Nordson Corp.	3,300	251
Pentair plc (United Kingdom)(a)	5,100	277
Stanley Black & Decker, Inc.	14,700	1,547
Toro Co. (The)	8,100	697
Total		4,406

Multi-Line Retail 0.52%

Target Corp.	8,300	683

Multi-Utilities 2.24%

Consolidated Edison, Inc.	16,500	1,264
SCANA Corp.	23,798	1,670
Total		2,934

Oil, Gas & Consumable Fuels 6.01%

Chevron Corp.	46,749	4,460
EOG Resources, Inc.	9,550	693
Exxon Mobil Corp.	4,400	368

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CALIBRATED DIVIDEND GROWTH PORTFOLIO March 31, 2016

Investments	Shares	Fair Value (000)
Oil, Gas & Consumable Fuels (continued)

Occidental Petroleum Corp.	23,773	$1,627
ONEOK, Inc.	23,800	710
Total		7,858

Pharmaceuticals 1.75%

Johnson & Johnson	21,119	2,285

Professional Services 0.80%

Robert Half International, Inc.	22,500	1,048

Semiconductors & Semiconductor Equipment 4.24%

Microchip Technology, Inc.	46,466	2,240
QUALCOMM, Inc.	51,857	2,652
Texas Instruments, Inc.	11,400	654
Total		5,546

Software 1.73%

Microsoft Corp.	40,900	2,259

Specialty Retail 3.57%

Gap, Inc. (The)	8,700	256
Lowe’s Cos., Inc.	58,325	4,418
Total		4,674

Textiles, Apparel & Luxury Goods 1.37%

NIKE, Inc. Class B	29,100	1,789

Tobacco 2.78%

Altria Group, Inc.	9,627	603
Reynolds American, Inc.	60,300	3,034
Total		3,637
Total Common Stocks (cost $121,566,624)		128,549

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - CALIBRATED DIVIDEND GROWTH PORTFOLIO March 31, 2016

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 3.65%

Repurchase Agreement

Repurchase Agreement dated 3/31/2016, 0.03% due 4/1/2016 with Fixed Income Clearing Corp. collateralized by $4,875,000 of U.S. Treasury Note at 1.25% due 3/31/2021; value: $4,875,000; proceeds: $4,774,791 (cost $4,774,787)	$4,775	$4,775
Total Investments in Securities 101.94% (cost $126,341,411)		133,324
Liabilities in Excess of Other Assets(b) (1.94)%		(2,536)
Net Assets 100.00%		$130,788

(a)	Foreign security traded in U.S. dollars.
(b)	Liabilities in Excess of Other Assets include net unrealized depreciation on futures contracts as follows:

Open Futures Contracts at March 31, 2016:

					Unrealized
Type	Expiration	Contracts	Position	Fair Value	Depreciation
E- Mini S&P 500 Index	June 2016	10	Long	$1,025,750	$(3,121)

The following is a summary of the inputs used as of March 31, 2016 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)(3)	(000)	(000)	(000)	(000)
Common Stocks	$128,549	$—	$—	$128,549
Repurchase Agreement	—	4,775	—	4,775
Total	$128,549	$4,775	$—	$133,324
Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—	$—
Liabilities	(3)	—	—	(3)
Total	$(3)	$—	$—	$(3)

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended March 31, 2016.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - CLASSIC STOCK PORTFOLIO March 31, 2016

Investments	Shares	Fair Value (000)
COMMON STOCKS 94.37%

Aerospace & Defense 3.95%

Honeywell International, Inc.	6,842	$767
TransDigm Group, Inc.*	2,261	498
Total		1,265

Banks 7.72%

Citizens Financial Group, Inc.	38,279	802
East West Bancorp, Inc.	11,171	363
First Republic Bank	7,437	495
JPMorgan Chase & Co.	6,816	404
Signature Bank*	2,988	407
Total		2,471

Beverages 3.04%

PepsiCo, Inc.	9,471	971

Biotechnology 2.50%

Celgene Corp.*	8,004	801

Capital Markets 1.71%

Affiliated Managers Group, Inc.*	3,359	546

Chemicals 1.85%

E.I. du Pont de Nemours & Co.	4,421	280
PPG Industries, Inc.	2,792	311
Total		591

Communications Equipment 2.80%

Cisco Systems, Inc.	31,450	895

Diversified Telecommunication Services 2.47%

Verizon Communications, Inc.	14,634	791

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CLASSIC STOCK PORTFOLIO March 31, 2016

Investments	Shares	Fair Value (000)
Electric: Utilities 3.41%

NextEra Energy, Inc.	3,813	$451
PG&E Corp.	10,709	640
Total		1,091

Energy Equipment & Services 1.30%

Schlumberger Ltd.	5,621	415

Food & Staples Retailing 3.39%

CVS Health Corp.	10,461	1,085

Food Products 2.90%

Mondelez International, Inc. Class A	23,155	929

Health Care Providers & Services 3.58%

HCA Holdings, Inc.*	2,013	157
UnitedHealth Group, Inc.	7,666	988
Total		1,145

Hotels, Restaurants & Leisure 2.39%

McDonald’s Corp.	6,079	764

Household Products 1.23%

Colgate-Palmolive Co.	5,563	393

Industrial Conglomerates 4.01%

General Electric Co.	40,343	1,283

Information Technology Services 2.47%

Vantiv, Inc. Class A*	14,678	791

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CLASSIC STOCK PORTFOLIO March 31, 2016

Investments	Shares	Fair Value (000)
Insurance 4.77%

Chubb Ltd. (Switzerland)(a)	7,045	$839
Hartford Financial Services Group, Inc. (The)	11,570	533
XL Group plc (Ireland)(a)	4,128	152
Total		1,524

Internet Software & Services 4.52%

Alphabet, Inc. Class A*	1,895	1,446

Life Sciences Tools & Services 1.95%

Thermo Fisher Scientific, Inc.	4,410	624

Machinery 2.48%

Caterpillar, Inc.	3,955	303
ITT Corp.	13,268	489
Total		792

Media 2.77%

Time Warner, Inc.	12,211	886

Oil, Gas & Consumable Fuels 7.24%

Devon Energy Corp.	14,775	405
EOG Resources, Inc.	8,991	652
Exxon Mobil Corp.	7,748	648
Occidental Petroleum Corp.	8,912	610
Total		2,315

Pharmaceuticals 3.35%

Merck & Co., Inc.	4,108	217
Pfizer, Inc.	28,815	854
Total		1,071

Real Estate Investment Trusts 1.43%

Vornado Realty Trust	4,828	456

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - CLASSIC STOCK PORTFOLIO March 31, 2016

Investments	Shares	Fair Value (000)
Road & Rail 1.19%

CSX Corp.	14,833	$382

Semiconductors & Semiconductor Equipment 6.46%

Broadcom Ltd. (Singapore)(a)	2,848	440
Intel Corp.	21,543	697
Microchip Technology, Inc.	8,970	433
QUALCOMM, Inc.	9,684	495
Total		2,065

Software 3.40%

Microsoft Corp.	19,708	1,088

Specialty Retail 1.90%

AutoZone, Inc.*	764	609

Technology Hardware, Storage & Peripherals 2.19%

Apple, Inc.	6,422	700
Total Common Stocks (cost $28,382,227)		30,185

	Principal Amount (000)
SHORT-TERM INVESTMENT 7.15%

Repurchase Agreement

Repurchase Agreement dated 3/31/2016, 0.03% due 4/1/2016 with Fixed Income Clearing Corp. collateralized by $2,335,000 of U.S. Treasury Note at 1.25% due 3/31/2021; value: $2,335,000; proceeds: $2,288,611 (cost $2,288,609)	$2,289	2,289
Total Investments in Securities 101.52% (cost $30,670,836)		32,474
Liabilities in Excess of Other Assets (1.52)%		(487)
Net Assets 100.00%		$31,987

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - CLASSIC STOCK PORTFOLIO March 31, 2016

The following is a summary of the inputs used as of March 31, 2016 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)(3)	(000)	(000)	(000)	(000)
Common Stocks	$30,185	$—	$—	$30,185
Repurchase Agreement	—	2,289	—	2,289
Total	$30,185	$2,289	$—	$32,474

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended March 31, 2016.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO March 31, 2016

Investments	Shares	Fair Value (000)
COMMON STOCKS 96.12%

Aerospace & Defense 0.90%

HEICO Corp.	4,267	$257

Banks 1.18%

Bank of the Ozarks, Inc.	2,480	104
PrivateBancorp, Inc.	2,981	115
Western Alliance Bancorp*	3,465	116
Total		335

Biotechnology 1.93%

ACADIA Pharmaceuticals, Inc.*	525	15
Agios Pharmaceuticals, Inc.*	1,916	78
Juno Therapeutics, Inc.*	1,675	64
Sage Therapeutics, Inc.*	3,419	109
Sarepta Therapeutics, Inc.*	7,120	139
Spark Therapeutics, Inc.*	2,184	64
Ultragenyx Pharmaceutical, Inc.*	1,228	78
Total		547

Building Products 0.34%

Builders FirstSource, Inc.*	8,620	97

Capital Markets 0.19%

WisdomTree Investments, Inc.	4,732	54

Chemicals 0.98%

Scotts Miracle-Gro Co. (The) Class A	3,841	279

Commercial Services & Supplies 0.84%

Healthcare Services Group, Inc.	6,507	239

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO March 31, 2016

Investments	Shares	Fair Value (000)
Communications Equipment 0.60%

Arista Networks, Inc.*	1,458	$92
Infinera Corp.*	2,682	43
ViaSat, Inc.*	489	36
Total		171

Distributors 1.54%

Pool Corp.	4,993	438

Diversified Consumer Services 1.90%

2U, Inc.*	8,008	181
Bright Horizons Family Solutions, Inc.*	5,520	358
Total		539

Diversified Financial Services 3.29%

CBOE Holdings, Inc.	3,859	252
MarketAxess Holdings, Inc.	3,492	436
Morningstar, Inc.	2,780	245
Total		933

Diversified Telecommunication Services 0.40%

Cogent Communications Holdings, Inc.	2,890	113

Electric: Utilities 0.64%

ITC Holdings Corp.	4,204	183

Electronic Equipment, Instruments & Components 5.97%

Belden, Inc.	5,297	325
Coherent, Inc.*	3,337	307
FEI Co.	1,652	147
FLIR Systems, Inc.	7,843	258
IPG Photonics Corp.*	2,370	228
Trimble Navigation Ltd.*	8,431	209
Universal Display Corp.*	4,042	219
Total		1,693

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO March 31, 2016

Investments	Shares	Fair Value (000)
Food & Staples Retailing 0.93%

Performance Food Group Co.*	11,293	$264

Food Products 2.74%

Blue Buffalo Pet Products, Inc.*	13,393	344
Calavo Growers, Inc.	5,962	340
Pilgrim’s Pride Corp.*	3,677	93
Total		777

Gas Utilities 0.88%

New Jersey Resources Corp.	1,941	71
ONE Gas, Inc.	2,913	178
Total		249

Health Care Equipment & Supplies 8.26%

ABIOMED, Inc.*	3,003	285
Align Technology, Inc.*	5,512	401
Glaukos Corp.*	3,994	67
IDEXX Laboratories, Inc.*	5,134	402
Integra LifeSciences Holdings Corp.*	3,199	216
Nevro Corp.*	3,513	198
Penumbra, Inc.*	4,115	189
STERIS plc (United Kingdom)(a)	3,764	267
West Pharmaceutical Services, Inc.	1,774	123
ZELTIQ Aesthetics, Inc.*	7,229	196
Total		2,344

Health Care Providers & Services 1.20%

Team Health Holdings, Inc.*	2,803	117
VCA, Inc.*	3,868	223
Total		340

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO March 31, 2016

Investments	Shares	Fair Value (000)
Health Care Technology 2.02%

athenahealth, Inc.*	796	$111
Press Ganey Holdings, Inc.*	8,709	262
Veeva Systems, Inc. Class A*	7,960	199
Total		572

Hotels, Restaurants & Leisure 5.75%

Cheesecake Factory, Inc. (The)	5,168	274
Dave & Buster’s Entertainment, Inc.*	292	11
Panera Bread Co. Class A*	2,438	500
Sonic Corp.	8,106	285
Texas Roadhouse, Inc.	8,207	358
Vail Resorts, Inc.	1,526	204
Total		1,632

Household Durables 0.56%

iRobot Corp.*	4,537	160

Information Technology Services 2.10%

CSRA, Inc.	8,758	236
EPAM Systems, Inc.*	2,457	183
Square, Inc. Class A*	11,491	176
Total		595

Internet & Catalog Retail 1.67%

Liberty TripAdvisor Holdings, Inc. Class A*	7,171	159
Wayfair, Inc. Class A*	7,298	315
Total		474

Internet Software & Services 7.99%

Benefitfocus, Inc.*	6,779	226
Cimpress NV (Netherlands)*(a)	4,011	364
Criteo SA ADR*	6,891	285

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO March 31, 2016

Investments	Shares	Fair Value (000)
Internet Software & Services (continued)

GoDaddy, Inc. Class A*	8,554	$277
GrubHub, Inc.*	5,910	148
Shopify, Inc. Class A (Canada)*(a)	4,856	137
Stamps.com, Inc.*	3,477	370
WebMD Health Corp.*	7,327	459
Total		2,266

Leisure Product 1.05%

Vista Outdoor, Inc.*	5,749	298

Life Sciences Tools & Services 2.38%

Bruker Corp.	9,662	271
Charles River Laboratories International, Inc.*	2,698	205
Pacific Biosciences of California, Inc.*	23,464	199
Total		675

Machinery 5.09%

Graco, Inc.	2,560	215
Nordson Corp.	3,565	271
Proto Labs, Inc.*	3,991	308
RBC Bearings, Inc.*	4,003	293
Toro Co. (The)	4,150	357
Total		1,444

Media 1.86%

IMAX Corp. (Canada)*(a)	6,561	204
Sinclair Broadcast Group, Inc. Class A	10,525	324
Total		528

Oil, Gas & Consumable Fuels 0.38%

GasLog Ltd. (Monaco)(a)	11,040	108

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO March 31, 2016

Investments	Shares	Fair Value (000)
Pharmaceuticals 1.28%

Prestige Brands Holdings, Inc.*	6,780	$362

Professional Services 1.98%

TransUnion*	12,505	345
WageWorks, Inc.*	4,283	217
Total		562

Real Estate Investment Trusts 2.43%

CoreSite Realty Corp.	2,812	197
CubeSmart	7,497	250
Sovran Self Storage, Inc.	2,053	242
Total		689

Road & Rail 2.02%

Knight Transportation, Inc.	10,721	280
Swift Transportation Co.*	15,719	293
Total		573

Semiconductors & Semiconductor Equipment 7.40%

Cavium, Inc.*	2,372	145
Cirrus Logic, Inc.*	7,940	289
Cree, Inc.*	8,989	261
Inphi Corp.*	175	6
MaxLinear, Inc. Class A*	233	4
Mellanox Technologies, Ltd. (Israel)*(a)	6,423	349
Microsemi Corp.*	8,578	329
Monolithic Power Systems, Inc.	3,687	235
SunPower Corp.*	12,268	274
Synaptics, Inc.*	2,609	208
Total		2,100

Software 8.34%

Atlassian Corp. plc Class A (United Kingdom)*(a)	5,953	150
BroadSoft, Inc.*	8,718	352

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO March 31, 2016

Investments	Shares	Fair Value (000)
Software (continued)

Ellie Mae, Inc.*	4,320	$391
Fair Isaac Corp.	3,050	323
HubSpot, Inc.*	3,026	132
Materialise NV ADR*	7,414	56
Paycom Software, Inc.*	5,027	179
Paylocity Holding Corp.*	5,248	172
Rubicon Project, Inc. (The)*	13,498	247
Ultimate Software Group, Inc. (The)*	1,136	220
Zendesk, Inc.*	6,887	144
Total		2,366

Specialty Retail 2.07%

Burlington Stores, Inc.*	6,003	338
Five Below, Inc.*	6,026	249
Total		587

Technology Hardware, Storage & Peripherals 1.13%

Cray, Inc.*	7,632	320

Textiles, Apparel & Luxury Goods 1.16%

Carter’s, Inc.	1,991	210
Skechers U.S.A., Inc. Class A*	3,932	120
Total		330

Trading Companies & Distributors 2.51%

Beacon Roofing Supply, Inc.*	5,220	214
MSC Industrial Direct Co., Inc. Class A	3,724	284
Watsco, Inc.	1,588	214
Total		712

Water Utilities 0.24%

Aqua America, Inc.	2,114	67
Total Common Stocks (cost $26,079,438)		27,272

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - DEVELOPING GROWTH PORTFOLIO March 31, 2016

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 3.98%

Repurchase Agreement

Repurchase Agreement dated 3/31/2016, 0.03% due 4/1/2016 with Fixed Income Clearing Corp. collateralized by $1,155,000 of U.S. Treasury Note at 1.25% due 3/31/2021; value: $1,155,000; proceeds: $1,129,767 (cost $1,129,766)	$1,130	$1,130
Total Investments in Securities 100.10% (cost $27,209,204)		28,402
Liabilities in Excess of Other Assets (0.10)%		(28)
Net Assets 100.00%		$28,374

ADR	American Depositary Receipt.

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of March 31, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$27,272	$—	$—	$27,272
Repurchase Agreement	—	1,130	—	1,130
Total	$27,272	$1,130	$—	$28,402

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended March 31, 2016.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO March 31, 2016

Investments	Shares	Fair Value (000)
COMMON STOCKS 98.54%

Aerospace & Defense 2.97%

General Dynamics Corp.	31,949	$4,197
TransDigm Group, Inc.*	14,743	3,249
Total		7,446

Banks 12.32%

Citizens Financial Group, Inc.	285,933	5,990
East West Bancorp, Inc.	168,534	5,474
First Republic Bank	59,863	3,989
JPMorgan Chase & Co.	154,521	9,151
Signature Bank*	27,723	3,774
Wells Fargo & Co.	51,240	2,478
Total		30,856

Beverages 2.20%

PepsiCo, Inc.	53,900	5,524

Capital Markets 3.27%

Affiliated Managers Group, Inc.*	27,800	4,515
TD Ameritrade Holding Corp.	116,793	3,682
Total		8,197

Chemicals 2.52%

Dow Chemical Co. (The)	89,850	4,570
E.I. du Pont de Nemours & Co.	19,655	1,244
LyondellBasell Industries NV Class A	5,769	494
Total		6,308

Communications Equipment 3.02%

Cisco Systems, Inc.	265,800	7,567

Consumer Finance 0.98%

Discover Financial Services	48,100	2,449

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO March 31, 2016

Investments	Shares	Fair Value (000)
Diversified Telecommunication Services 3.29%

AT&T, Inc.	144,669	$5,667
Verizon Communications, Inc.	47,500	2,569
Total		8,236

Electric: Utilities 3.03%

Duke Energy Corp.	23,695	1,911
NextEra Energy, Inc.	32,202	3,811
PG&E Corp.	20,800	1,242
PPL Corp.	16,228	618
Total		7,582

Energy Equipment & Services 2.64%

Halliburton Co.	92,308	3,297
Schlumberger Ltd.	44,800	3,304
Total		6,601

Food & Staples Retailing 1.47%

CVS Health Corp.	35,502	3,683

Food Products 2.61%

Mondelez International, Inc. Class A	163,113	6,544

Health Care Equipment & Supplies 1.43%

St. Jude Medical, Inc.	64,918	3,571

Health Care Providers & Services 2.87%

HCA Holdings, Inc.*	24,527	1,914
UnitedHealth Group, Inc.	41,007	5,286
Total		7,200

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO March 31, 2016

Investments	Shares	Fair Value (000)
Hotels, Restaurants & Leisure 3.36%

Carnival Corp.	37,833	$1,996
McDonald’s Corp.	21,000	2,639
Yum! Brands, Inc.	46,311	3,791
Total		8,426

Household Durables 0.88%

Lennar Corp. Class A	45,421	2,197

Household Products 1.22%

Colgate-Palmolive Co.	43,100	3,045

Industrial Conglomerates 4.18%

General Electric Co.	329,000	10,459

Information Technology Services 0.30%

Fidelity National Information Services, Inc.	11,996	759

Insurance 4.81%

Chubb Ltd. (Switzerland)(a)	58,700	6,994
Hartford Financial Services Group, Inc. (The)	109,512	5,046
Total		12,040

Life Sciences Tools & Services 1.44%

Thermo Fisher Scientific, Inc.	25,491	3,609

Machinery 2.88%

Caterpillar, Inc.	30,503	2,335
Dover Corp.	14,075	905
ITT Corp.	107,468	3,965
Total		7,205

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO March 31, 2016

Investments	Shares	Fair Value (000)
Media 2.59%

Time Warner, Inc.	89,359	$6,483
Multi-Line Retail 2.12%

Target Corp.	64,700	5,324

Multi-Utilities 1.36%

Sempra Energy	32,646	3,397

Oil, Gas & Consumable Fuels 8.78%

Chevron Corp.	13,200	1,259
Devon Energy Corp.	117,100	3,213
EOG Resources, Inc.	78,497	5,698
Exxon Mobil Corp.	81,327	6,798
Occidental Petroleum Corp.	73,400	5,023
Total		21,991

Pharmaceuticals 6.92%

Johnson & Johnson	80,900	8,753
Pfizer, Inc.	289,500	8,581
Total		17,334

Real Estate Investment Trusts 3.01%

Simon Property Group, Inc.	21,500	4,465
Vornado Realty Trust	32,500	3,069
Total		7,534

Road & Rail 1.00%

CSX Corp.	97,452	2,509

Semiconductors & Semiconductor Equipment 4.47%

Intel Corp.	135,222	4,374
Microchip Technology, Inc.	64,804	3,124
QUALCOMM, Inc.	72,568	3,711
Total		11,209

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - FUNDAMENTAL EQUITY PORTFOLIO March 31, 2016

Investments	Shares	Fair Value (000)
Software 3.08%

Microsoft Corp.	139,864	$7,725

Technology Hardware, Storage & Peripherals 1.52%

Hewlett Packard Enterprise Co.	214,151	3,797
Total Common Stocks (cost $241,452,398)		246,807

	Principal Amount (000)
SHORT-TERM INVESTMENT 1.89%

Repurchase Agreement

Repurchase Agreement dated 3/31/2016, 0.03% due 4/1/2016 with Fixed Income Clearing Corp. collateralized by $4,825,000 of U.S. Treasury Note at 1.25% due 3/31/2021; value: $4,825,000; proceeds: $4,727,316 (cost $4,727,313)	$4,727	4,727
Total Investments in Securities 100.43% (cost $246,179,711)		251,534
Liabilities in Excess of Other Assets (0.43)%		(1,082)
Net Assets 100.00%		$250,452

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of March 31, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$246,807	$—	$—	$246,807
Repurchase Agreement	—	4,727	—	4,727
Total	$246,807	$4,727	$—	$251,534

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended March 31, 2016.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO March 31, 2016

Investments	Shares	Fair Value (000)
COMMON STOCKS 98.38%

Aerospace & Defense 3.75%

General Dynamics Corp.	102,277	$13,436
TransDigm Group, Inc.*	58,300	12,846
Total		26,282

Banks 12.53%

Citizens Financial Group, Inc.	816,492	17,106
East West Bancorp, Inc.	470,541	15,283
First Republic Bank	189,113	12,603
JPMorgan Chase & Co.	431,565	25,557
Signature Bank*	74,599	10,154
Wells Fargo & Co.	145,687	7,045
Total		87,748

Beverages 2.02%

PepsiCo, Inc.	137,900	14,132

Capital Markets 2.95%

Affiliated Managers Group, Inc.*	66,200	10,751
TD Ameritrade Holding Corp.	314,116	9,904
Total		20,655

Chemicals 2.40%

Dow Chemical Co. (The)	208,931	10,626
E.I. du Pont de Nemours & Co.	54,937	3,479
LyondellBasell Industries NV Class A	31,708	2,713
Total		16,818

Communications Equipment 2.19%

Cisco Systems, Inc.	538,220	15,323

Consumer Finance 0.87%

Discover Financial Services	119,986	6,110

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO March 31, 2016

Investments	Shares	Fair Value (000)
Diversified Telecommunication Services 3.54%

AT&T, Inc.	365,748	$14,327
Verizon Communications, Inc.	193,400	10,459
Total		24,786

Electric: Utilities 3.08%

Duke Energy Corp.	91,699	7,398
NextEra Energy, Inc.	89,071	10,541
PG&E Corp.	31,715	1,894
PPL Corp.	45,450	1,730
Total		21,563

Energy Equipment & Services 2.67%

Halliburton Co.	280,755	10,028
Schlumberger Ltd.	117,000	8,629
Total		18,657

Food & Staples Retailing 1.28%

CVS Health Corp.	86,647	8,988

Food Products 2.78%

Mondelez International, Inc. Class A	485,141	19,464

Health Care Equipment & Supplies 1.22%

St. Jude Medical, Inc.	155,269	8,540

Health Care Providers & Services 2.87%

HCA Holdings, Inc.*	72,219	5,637
UnitedHealth Group, Inc.	112,159	14,457
Total		20,094

Hotels, Restaurants & Leisure 3.10%

Carnival Corp.	70,849	3,739
McDonald’s Corp.	58,900	7,403
Yum! Brands, Inc.	129,133	10,569
Total		21,711

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO March 31, 2016

Investments	Shares	Fair Value (000)
Household Durables 0.78%

Lennar Corp. Class A	112,155	$5,424

Household Products 1.29%

Colgate-Palmolive Co.	127,600	9,015

Industrial Conglomerates 4.64%

General Electric Co.	1,022,033	32,491

Information Technology Services 1.39%

Vantiv, Inc. Class A*	180,148	9,706

Insurance 4.23%

Chubb Ltd. (Switzerland)(a)	136,156	16,223
Hartford Financial Services Group, Inc. (The)	290,697	13,395
Total		29,618

Life Sciences Tools & Services 1.51%

Thermo Fisher Scientific, Inc.	74,370	10,530

Machinery 3.10%

Caterpillar, Inc.	75,967	5,815
Dover Corp.	53,565	3,446
ITT Corp.	337,311	12,443
Total		21,704

Media 2.89%

Time Warner, Inc.	278,756	20,224

Multi-Line Retail 1.99%

Target Corp.	169,499	13,946

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO March 31, 2016

Investments	Shares	Fair Value (000)
Multi-Utilities 1.32%

Sempra Energy	88,584	$9,217

Oil, Gas & Consumable Fuels 8.70%

Chevron Corp.	36,900	3,520
Devon Energy Corp.	376,700	10,337
EOG Resources, Inc.	213,168	15,472
Exxon Mobil Corp.	227,600	19,025
Occidental Petroleum Corp.	183,700	12,570
Total		60,924

Pharmaceuticals 5.58%

Johnson & Johnson	197,273	21,345
Pfizer, Inc.	598,400	17,737
Total		39,082

Real Estate Investment Trusts 3.25%

Simon Property Group, Inc.	56,500	11,734
Vornado Realty Trust	116,900	11,039
Total		22,773

Road & Rail 1.36%

CSX Corp.	370,145	9,531

Semiconductors & Semiconductor Equipment 4.99%

Intel Corp.	395,114	12,782
Microchip Technology, Inc.	215,373	10,381
QUALCOMM, Inc.	229,894	11,757
Total		34,920

Software 2.84%

Microsoft Corp.	360,243	19,896

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - GROWTH AND INCOME PORTFOLIO March 31, 2016

Investments	Shares	Fair Value (000)
Technology Hardware, Storage & Peripheral 1.27%

Hewlett Packard Enterprise Co.	502,133	$8,903
Total Common Stocks (cost $665,257,300)		688,775

	Principal Amount (000)

SHORT-TERM INVESTMENT 1.06%

Repurchase Agreement
Repurchase Agreement dated 3/31/2016, 0.03% due 4/1/2016 with Fixed Income Clearing Corp. collateralized by $7,605,000 U.S. Treasury Note at 1.25% due 3/31/2021; value: $7,605,000; proceeds: $7,454,481 (cost $7,454,475)	$7,454	7,454
Total Investments in Securities 99.44% (cost $672,711,775)		696,229
Other Assets in Excess of Liabilities 0.56%		3,924
Net Assets 100.00%		$700,153

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of March 31, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$688,775	$—	$—	$688,775
Repurchase Agreement	—	7,454	—	7,454
Total	$688,775	$7,454	$—	$696,229

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended March 31, 2016.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO March 31, 2016

Investments	Shares	Fair Value (000)
COMMON STOCKS 99.85%

Aerospace & Defense 0.63%

TransDigm Group, Inc.*	2,503	$552

Airlines 1.16%

Southwest Airlines Co.	22,654	1,015

Auto Components 1.27%

Delphi Automotive plc (United Kingdom)(a)	14,875	1,116

Beverages 3.30%

Brown-Forman Corp. Class B	7,388	727
Dr. Pepper Snapple Group, Inc.	12,644	1,131
Monster Beverage Corp.*	7,800	1,040
Total		2,898

Biotechnology 2.05%

BioMarin Pharmaceutical, Inc.*	8,118	669
Incyte Corp., Ltd.*	5,717	414
Ionis Pharmaceuticals, Inc.*	5,329	216
Medivation, Inc.*	10,913	502
Total		1,801

Building Products 1.91%

Fortune Brands Home & Security, Inc.	21,115	1,183
Lennox International, Inc.	3,643	493
Total		1,676

Chemicals 4.53%

Axalta Coating Systems Ltd.*	17,580	513
FMC Corp.	7,618	308
International Flavors & Fragrances, Inc.	6,457	735
RPM International, Inc.	24,789	1,173
Sherwin-Williams Co. (The)	4,396	1,251
Total		3,980

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO March 31, 2016

Investments	Shares	Fair Value (000)
Commercial Services & Supplies 1.62%

Stericycle, Inc.*	6,058	$765
Waste Connections, Inc.	10,239	661
Total		1,426

Communications Equipment 0.82%

Palo Alto Networks, Inc.*	4,429	723

Construction Materials 1.02%

Vulcan Materials Co.	8,506	898

Containers & Packaging 0.68%
Owens-Illinois, Inc.*	37,439	598

Distributors 1.01%

LKQ Corp.*	27,746	886

Diversified Financial Services 3.89%

Intercontinental Exchange, Inc.	7,024	1,652
Moody’s Corp.	11,680	1,128
MSCI, Inc.	8,564	634
Total		3,414

Electrical Equipment 2.62%

AMETEK, Inc.	28,215	1,410
Rockwell Automation, Inc.	7,859	894
Total		2,304

Electronic Equipment, Instruments & Components 1.18%

Amphenol Corp. Class A	17,912	1,036

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO March 31, 2016

Investments	Shares	Fair Value (000)
Food Products 4.52%

Hershey Co. (The)	11,791	$1,086
Kellogg Co.	8,987	688
McCormick & Co., Inc.	8,162	812
Mead Johnson Nutrition Co.	8,160	693
WhiteWave Foods Co. (The)*	16,933	688
Total		3,967

Health Care Equipment & Supplies 7.27%

Align Technology, Inc.*	14,750	1,072
C.R. Bard, Inc.	4,267	865
Cooper Cos., Inc. (The)	6,899	1,062
DENTSPLY SIRONA, Inc.	14,184	874
IDEXX Laboratories, Inc.*	14,108	1,105
Intuitive Surgical, Inc.*	1,522	915
NuVasive, Inc.*	10,199	496
Total		6,389

Health Care Providers & Services 4.62%

Acadia Healthcare Co., Inc.*	10,863	599
AmerisourceBergen Corp.	7,789	674
Centene Corp.*	18,282	1,125
Diplomat Pharmacy, Inc.*	12,078	331
Henry Schein, Inc.*	5,012	865
Universal Health Services, Inc. Class B	3,718	464
Total		4,058

Hotels, Restaurants & Leisure 5.76%

Chipotle Mexican Grill, Inc.*	2,465	1,161
Hilton Worldwide Holdings, Inc.	57,851	1,303
Norwegian Cruise Line Holdings Ltd.*	20,409	1,129
Panera Bread Co. Class A*	3,917	802
Wynn Resorts Ltd.	7,121	665
Total		5,060

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO March 31, 2016

Investments	Shares	Fair Value (000)
Household Durables 0.87%

Mohawk Industries, Inc.*	3,998	$763

Household Products 0.87%

Church & Dwight Co., Inc.	8,317	767

Industrial Conglomerates 1.24%

Roper Technologies, Inc.	5,944	1,086

Information Technology Services 4.56%

Alliance Data Systems Corp.*	4,810	1,058
Booz Allen Hamilton Holding Corp.	17,368	526
Fiserv, Inc.*	13,361	1,371
Vantiv, Inc. Class A*	19,516	1,051
Total		4,006

Internet & Catalog Retail 1.38%

Expedia, Inc.	7,113	767
TripAdvisor, Inc.*	6,681	444
Total		1,211

Internet Software & Services 2.27%

Akamai Technologies, Inc.*	16,426	913
CoStar Group, Inc.*	5,744	1,081
Total		1,994

Leisure Product 0.85%

Hasbro, Inc.	9,281	743

Life Sciences Tools & Services 1.31%

Mettler-Toledo International, Inc.*	3,347	1,154

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO March 31, 2016

Investments	Shares	Fair Value (000)
Machinery 4.13%

IDEX Corp.	14,125	$1,171
Ingersoll-Rand plc (Ireland)	14,527	901
Middleby Corp. (The)*	4,957	529
Wabtec Corp.	12,959	1,027
Total		3,628

Multi-Line Retail 4.08%

Dollar General Corp.	25,569	2,189
Dollar Tree, Inc.*	16,912	1,394
Total		3,583

Pharmaceuticals 1.66%

Zoetis, Inc.	32,910	1,459

Real Estate Management & Development 1.77%

CBRE Group, Inc. Class A*	53,840	1,552

Road & Rail 1.17%

J.B. Hunt Transport Services, Inc.	12,213	1,029

Semiconductors & Semiconductor Equipment 5.37%

Applied Materials, Inc.	46,425	983
Cavium, Inc.*	14,444	883
Microchip Technology, Inc.	22,252	1,073
Microsemi Corp.*	12,095	463
NXP Semiconductors NV (Netherlands)*(a)	5,193	421
Skyworks Solutions, Inc.	11,424	890
Total		4,713

Software 7.58%

Activision Blizzard, Inc.	32,120	1,087
FireEye, Inc.*	31,617	569

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO March 31, 2016

Investments	Shares	Fair Value (000)
Software (continued)

Fortinet, Inc.*	17,813	$546
Red Hat, Inc.*	19,427	1,447
ServiceNow, Inc.*	22,685	1,388
Splunk, Inc.*	14,881	728
Workday, Inc. Class A*	11,636	894
Total		6,659

Specialty Retail 7.63%

Advance Auto Parts, Inc.	3,538	567
AutoZone, Inc.*	2,020	1,609
L Brands, Inc.	9,661	848
Michaels Cos, Inc. (The)*	28,733	804
Tiffany & Co.	4,257	312
Tractor Supply Co.	14,081	1,274
Ulta Salon, Cosmetics & Fragrance, Inc.*	6,636	1,286
Total		6,700

Trading Companies & Distributors 2.44%

HD Supply Holdings, Inc.*	39,539	1,308
United Rentals, Inc.*	13,507	840
Total		2,148

Wireless Telecommunication Services 0.81%

T-Mobile US, Inc.*	18,557	711
Total Investments in Common Stock 99.85% (cost $84,963,342)		87,703
Other Assets in Excess of Liabilities 0.15%		135
Net Assets 100.00%		$87,838

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - GROWTH OPPORTUNITIES PORTFOLIO March 31, 2016

The following is a summary of the inputs used as of March 31, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$87,703	$—	$—	$87,703
Total	$87,703	$—	$—	$87,703

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended March 31, 2016.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL CORE EQUITY PORTFOLIO March 31, 2016

Investments	Shares	U.S. $ Fair Value (000)
LONG-TERM INVESTMENTS 99.03%

COMMON STOCKS 99.03%

Australia 4.95%

Airlines 0.99%
Qantas Airways Ltd. *	185,281	$578
Beverages 0.50%
Coca-Cola Amatil Ltd.	43,068	292
Chemicals 0.41%
Incitec Pivot Ltd.	97,127	237
Commercial Services & Supplies 0.27%
Mineral Resources Ltd.	34,794	160
Diversified Telecommunication Services 0.34%
Vocus Communications Ltd.	30,653	196
Metals & Mining 1.33%
Evolution Mining Ltd.	105,657	123
Fortescue Metals Group Ltd.	175,450	343
Newcrest Mining Ltd. *	23,984	312
		778
Real Estate Investment Trusts 1.11%
Mirvac Group	435,362	646
Total Australia		2,887

Austria 0.51%

Banks
Raiffeisen Bank International AG *	19,638	298

Belgium 2.53%

Beverages 1.78%
Anheuser-Busch InBev NV	8,345	1,037
Chemicals 0.49%
Solvay SA	2,848	286
Food & Staples Retailing 0.26%
Delhaize Group	1,481	155
Total Belgium		1,478

Canada 2.12%

Banks 1.53%
Bank of Montreal	14,700	893
Electric: Utilities 0.59%
Emera, Inc.	9,400	344
Total Canada		1,237

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL CORE EQUITY PORTFOLIO March 31, 2016

Investments	Shares	U.S. $ Fair Value (000)
China 0.96%

Internet Software & Services
Baidu, Inc. ADR *	2,948	$563

Denmark 1.54%

Banks 1.16%
Danske Bank A/S	23,999	678
Pharmaceuticals 0.38%
Novo Nordisk A/S Class B	4,076	221
Total Denmark		899

Finland 1.06%

Paper & Forest Products
Stora Enso OYJ R Shares	24,449	219
UPM-Kymmene OYJ	22,113	400
		619

France 13.34%

Aerospace & Defense 0.83%
Thales SA	5,505	482
Airlines 0.76%
Air France-KLM *	46,619	444
Auto Components 0.75%
Valeo SA	2,823	439
Automobiles 2.45%
Peugeot SA *	11,002	189
Renault SA	12,514	1,243
		1,432

Banks 0.93%
BNP Paribas SA	10,786	543
Construction & Engineering 1.07%
Vinci SA	8,373	624
Diversified Telecommunication Services 1.04%
Orange SA	34,691	608
Food Products 1.37%
Danone SA	11,222	798
Information Technology Services 0.51%
Atos SE	3,656	298
Insurance 2.11%
AXA SA	52,240	1,230
Life Sciences Tools & Services 0.49%
Genfit *	8,190	286

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL CORE EQUITY PORTFOLIO March 31, 2016

Investments	Shares	U.S. $ Fair Value (000)
France (continued)

Media 0.44%
Publicis Groupe SA	3,615	$254
Oil, Gas & Consumable Fuels 0.59%
Total SA	7,556	344
Total France		7,782

Germany 13.37%

Automobiles 3.00%
Bayerische Motoren Werke AG	3,657	336
Daimler AG Registered Shares	18,480	1,416
		1,752
Diversified Telecommunication Services 1.25%
Deutsche Telekom AG Registered Shares	40,670	730
Health Care Providers & Services 0.94%
Fresenius Medical Care AG & Co. KGaA	6,175	547
Industrial Conglomerates 1.96%
Siemens AG Registered Shares	10,780	1,143
Insurance 2.43%
Allianz SE Registered Shares	4,938	803
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered Shares	3,019	614
		1,417
Life Sciences Tools & Services 0.45%
MorphoSys AG *	5,444	263
Machinery 0.85%
GEA Group AG	10,107	495
Media 0.42%
ProSiebenSat.1 Media SE	4,727	243
Software 1.16%
SAP SE	8,397	679
Textiles, Apparel & Luxury Goods 0.91%
adidas AG	4,511	529
Total Germany		7,798

Hong Kong 1.58%

Insurance 0.18%
AIA Group Ltd.	18,400	104

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL CORE EQUITY PORTFOLIO March 31, 2016

Investments	Shares	U.S. $ Fair Value (000)
Hong Kong (continued)

Real Estate Investment Trusts 1.07%
Link REIT	105,000	$623
Real Estate Management & Development 0.33%
Wheelock & Co., Ltd.	44,000	196
Total Hong Kong		923

Indonesia 1.54%

Banks
PT Bank Negara Indonesia (Persero) Tbk	2,289,000	898

Ireland 1.23%

Pharmaceuticals
Shire plc	12,576	715

Israel 0.72%

Pharmaceuticals
Teva Pharmaceutical Industries Ltd. ADR	7,845	420

Italy 1.79%

Diversified Telecommunication Services 0.33%
Telecom Italia SpA *	179,403	194
Electric: Utilities 0.78%
Enel SpA	102,756	456
Gas Utilities 0.68%
Snam SpA	62,806	393
Total Italy		1,043

Japan 21.06%

Airlines 1.48%
Japan Airlines Co., Ltd.	23,500	861
Auto Components 0.45%
Toyota Industries Corp.	5,900	265
Automobiles 0.30%
Mazda Motor Corp.	11,200	174
Banks 2.72%
Mitsubishi UFJ Financial Group, Inc.	155,600	721
Sumitomo Mitsui Financial Group, Inc.	19,500	591
Sumitomo Mitsui Trust Holdings, Inc.	93,000	272
		1,584

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL CORE EQUITY PORTFOLIO March 31, 2016

Investments	Shares	U.S. $ Fair Value (000)
Japan (continued)

Chemicals 2.22%
Asahi Kasei Corp.	92,215	$624
Mitsubishi Chemical Holdings Corp.	80,500	420
Teijin Ltd.	73,000	254
		1,298
Construction & Engineering 0.70%
Shimizu Corp.	48,000	407
Diversified Financial Services 1.03%
ORIX Corp.	42,000	599
Electrical Equipment 0.62%
Fuji Electric Co., Ltd.	104,000	359
Food & Staples Retailing 0.98%
Seven & i Holdings Co., Ltd.	13,400	571
Information Technology Services 1.93%
Obic Co., Ltd.	10,700	566
SCSK Corp.	14,300	559
		1,125
Insurance 1.42%
MS&AD Insurance Group Holdings, Inc.	11,000	307
Tokio Marine Holdings, Inc.	15,500	523
		830
Machinery 0.74%
Kawasaki Heavy Industries Ltd.	150,000	433
Metals & Mining 0.61%
JFE Holdings, Inc.	19,500	263
Nippon Steel & Sumitomo Metal Corp.	4,900	94
		357
Real Estate Management & Development 0.84%
Daito Trust Construction Co., Ltd.	2,900	412
Nomura Real Estate Holdings, Inc.	4,200	77
		489
Road & Rail 1.15%
Central Japan Railway Co.	3,800	672
Technology Hardware, Storage & Peripherals 1.47%
Canon, Inc.	20,000	596
Seiko Epson Corp.	16,200	262
		858

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL CORE EQUITY PORTFOLIO March 31, 2016

Investments	Shares	U.S. $ Fair Value (000)
Japan (continued)

Trading Companies & Distributors 0.88%
ITOCHU Corp.	41,900	$516
Wireless Telecommunication Services 1.52%
NTT DOCOMO, Inc.	19,900	451
SoftBank Group Corp.	9,100	434
		885
Total Japan		12,283

Mexico 0.30%

Consumer Finance
Gentera SAB de CV	87,898	173

Netherlands 3.17%

Food & Staples Retailing 1.34%
Koninklijke Ahold NV	34,847	784
Industrial Conglomerates 0.51%
Koninklijke Philips NV	10,351	295
Insurance 0.39%
NN Group NV	6,982	228
Oil, Gas & Consumable Fuels 0.93%
Royal Dutch Shell plc B Shares	22,095	540
Total Netherlands		1,847

Norway 0.13%

Metals & Mining
Norsk Hydro ASA	18,763	77

Philippines 0.31%

Diversified Financial Services
Metro Pacific Investments Corp.	1,431,500	182

Singapore 1.71%

Food Products 0.37%
Golden Agri-Resources Ltd.	700,100	213
Real Estate Investment Trusts 0.66%
Ascendas Real Estate Investment Trust	216,400	384
Transportation Infrastructure 0.68%
Hutchison Port Holdings Trust Unit	796,300	398
Total Singapore		995

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL CORE EQUITY PORTFOLIO March 31, 2016

Investments	Shares	U.S. $ Fair Value (000)
South Africa 0.64%

Oil, Gas & Consumable Fuels
Sasol Ltd.	12,499	$374

South Korea 0.54%

Biotechnology
Celltrion, Inc. *	3,271	314

Spain 1.07%

Oil, Gas & Consumable Fuels
Repsol SA	55,116	622

Sweden 0.78%

Food & Staples Retailing
Axfood AB	24,776	458

Switzerland 4.10%

Insurance 1.39%
Swiss Re AG	8,770	811
Pharmaceuticals 2.71%
Roche Holding AG	6,425	1,581
Total Switzerland		2,392

Taiwan 1.04%

Semiconductors & Semiconductor Equipment
Taiwan Semiconductor Manufacturing Co., Ltd.	121,000	609

United Kingdom 15.16%

Aerospace & Defense 0.29%
Meggitt plc	28,464	166
Air Freight & Logistics 0.40%
Royal Mail plc	33,658	232
Auto Components 1.09%
GKN plc	153,834	638
Banks 0.25%
Lloyds Banking Group plc	147,969	145
Diversified Telecommunication Services 1.18%
BT Group plc	108,772	688
Energy Equipment & Services 0.40%
Petrofac Ltd.	17,451	231
Food & Staples Retailing 0.36%
J Sainsbury plc	53,358	212

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL CORE EQUITY PORTFOLIO March 31, 2016

Investments	Shares	U.S. $ Fair Value (000)
United Kingdom (continued)

Household Durables 2.11%
Barratt Developments plc	35,302	$284
Berkeley Group Holdings plc	15,457	715
Taylor Wimpey plc	85,632	234
		1,233
Insurance 0.31%
Aviva plc	27,576	181
Media 1.49%
ITV plc	68,878	238
RELX plc	16,091	299
WPP plc	14,241	333
		870
Metals & Mining 0.32%
Anglo American plc	23,149	184
Multi-Utilities 0.95%
National Grid plc	39,229	556
Pharmaceuticals 2.07%
AstraZeneca plc	21,519	1,206
Tobacco 3.15%
British American Tobacco plc	19,133	1,124
Imperial Brands plc	12,872	714
		1,838
Trading Companies & Distributors 0.79%
Ashtead Group plc	37,254	462
Total United Kingdom		8,842

UNITED STATES 1.78%

Hotels, Restaurants & Leisure
Carnival plc	19,248	1,037
Total Investments in Common Stocks (cost $58,102,906)		57,765

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.85%

Repurchase Agreement

Repurchase Agreement dated 3/31/2016, 0.03% due 4/1/2016 with Fixed Income Clearing Corp. collateralized by $510,000 of U.S. Treasury Note at 1.25% due 3/31/2021; value: $510,000; proceeds: $495,438 (cost $495,437)	$495	495

Total Investments in Securities 99.88% (cost $58,598,343)		58,260
Foreign Cash and Other Assets in Excess of Liabilities(a) 0.12%		68
Net Assets 100.00%		$58,328

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL CORE EQUITY PORTFOLIO March 31, 2016

ADR	American Depositary Receipt.
Unit	More than one class of securities traded together.

*	Non-income producing security.
(a)	Foreign Cash and Other Assets in Excess of Liabilities include net unrealized depreciation on Forward Foreign Currency Exchange Contracts:

Open Forward Foreign Currency Exchange Contracts at March 31, 2016

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
South African rand	Sell	J.P. Morgan	4/7/2016	973,475	$65,881	$65,898	$(17)

The following is a summary of the inputs used as of March 31, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)		Level 3 (000)	Total (000)
Common Stocks
Australia	$397	$2,490		$—	$2,887
Austria	—	297		—	297
Belgium	—	1,478		—	1,478
Canada	1,237	—		—	1,237
China	563	—		—	563
Denmark	—	899		—	899
Finland	—	619		—	619
France	298	7,484		—	7,782
Germany	—	7,798		—	7,798
Hong Kong	—	923		—	923
Indonesia	—	898		—	898
Ireland	—	715		—	715
Israel	420	—		—	420
Italy	194	849		—	1,043
Japan	357	11,927		—	12,284
Mexico	173	—		—	173
Netherlands	—	1,847		—	1,847
Norway	77	—		—	77
Philippines	—	182		—	182
Singapore	—	995		—	995
South Africa	—	374		—	374
South Korea	—	314		—	314
Spain	—	622		—	622
Sweden	—	458		—	458
Switzerland	—	2,392		—	2,392
Taiwan	—	609		—	609
United Kingdom	232	8,610		—	8,842
United States	—	1,037		—	1,037
Repurchase Agreement	—	495		—	495
Total	$3,948	$54,312		$—	$58,260
Other Financial Instruments
Forward Foreign Currency Exchange Contract
Assets	$—	$—		$—	$—
Liabilities	—	—	(4)	—	—
Total	$—	$—	(4)	$—	$—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL CORE EQUITY PORTFOLIO March 31, 2016

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended March 31, 2016.
(4)	Amount is less than $1,000.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO March 31, 2016

Investments	Shares	U.S. $ Fair Value (000)
LONG-TERM INVESTMENTS 97.62%

COMMON STOCKS 97.61%

Australia 5.63%

Beverages 1.39%
Treasury Wine Estates Ltd.	91,029	$673
Commercial Services & Supplies 0.96%
Spotless Group Holdings Ltd.	482,810	466
Electric: Utilities 1.04%
AusNet Services	442,420	505
Hotels, Restaurants & Leisure 0.81%
Mantra Group Ltd.	113,051	393
Real Estate Investment Trusts 1.43%
Charter Hall Group	195,447	695
Total Australia		2,732

Austria 0.79%

Semiconductors & Semiconductor Equipment
ams AG	11,173	383

Canada 3.00%

Electric: Utilities 1.12%
Emera, Inc.	14,800	542
Metals & Mining 0.28%
HudBay Minerals, Inc.	37,702	138
Oil, Gas & Consumable Fuels 1.02%
Vermilion Energy, Inc.	7,700	225
Whitecap Resources, Inc.	45,000	268
		493
Paper & Forest Products 0.58%
Interfor Corp. *	25,300	280
Total Canada		1,453

China 0.78%

Electronic Equipment, Instruments & Components
Sunny Optical Technology Group Co., Ltd.	135,000	379

Finland 2.80%

Leisure Product 1.53%
Amer Sports OYJ	25,531	742
Trading Companies & Distributors 1.27%
Cramo OYJ	29,834	615
Total Finland		1,357

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO March 31, 2016

Investments	Shares	U.S. $ Fair Value (000)
France 4.28%

Commercial Services & Supplies 1.71%
Elior Group +	37,837	$829
Information Technology Services 1.16%
Altran Technologies SA	40,769	565
Life Sciences Tools & Services 0.39%
Genfit *	5,356	187
Real Estate Management & Development 1.02%
Nexity SA	9,493	495
Total France		2,076

Germany 4.70%

Internet Software & Services 0.69%
XING AG	1,821	334
Life Sciences Tools & Services 1.66%
Gerresheimer AG	7,413	582
MorphoSys AG *	4,629	223
		805
Machinery 0.92%
Deutz AG	94,108	445
Real Estate Management & Development 1.43%
Patrizia Immobilien AG *	24,845	697
Total Germany		2,281

Hong Kong 2.93%

Communications Equipment 0.67%
VTech Holdings Ltd.	27,400	325
Diversified Telecommunication Services 1.05%
HKBN Ltd.	411,880	509
Household Durables 1.21%
Techtronic Industries Co., Ltd.	148,500	587
Total Hong Kong		1,421

India 1.33%

Information Technology Services 0.23%
Vakrangee Ltd.	37,006	111
Thrifts & Mortgage Finance 1.10%
Dewan Housing Finance Corp., Ltd.	179,490	532
Total India		643

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO March 31, 2016

Investments	Shares	U.S. $ Fair Value (000)
Indonesia 1.43%

Banks 1.09%
Bank Tabungan Negara Persero Tbk PT	4,008,696	$528
Consumer Finance 0.34%
PT Clipan Finance Indonesia Tbk *	8,129,400	165
Total Indonesia		693

Ireland 7.69%

Beverages 1.30%
C&C Group plc	139,040	630
Food Products 1.15%
Greencore Group plc	103,228	556
Health Care Providers & Services 1.66%
UDG Healthcare plc	95,830	804
Household Durables 1.46%
Cairn Homes plc *	536,278	706
Real Estate Investment Trusts 0.88%
Hibernia REIT plc	289,349	429
Trading Companies & Distributors 1.24%
Grafton Group plc Unit	58,288	604
Total Ireland		3,729

Israel 1.48%

Chemicals
Frutarom Industries Ltd.	13,646	716

Italy 5.71%

Banks 0.43%
Banca Popolare di Milano Scarl	298,272	208
Beverages 1.16%
Davide Campari-Milano SpA	56,214	562
Capital Markets 1.05%
Anima Holding SpA +	69,509	509
Electrical Equipment 1.18%
Prysmian SpA	25,252	572
Textiles, Apparel & Luxury Goods 1.89%
Brunello Cucinelli SpA	30,221	572
Moncler SpA	20,468	346
		918
Total Italy		2,769

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO March 31, 2016

Investments	Shares	U.S. $ Fair Value (000)
Japan 19.79%

Construction & Engineering 0.56%
SHO-BOND Holdings Co., Ltd.	7,100	$270
Containers & Packaging 0.74%
Fuji Seal International, Inc.	10,100	358
Electronic Equipment, Instruments & Components 1.21%
Hitachi High-Technologies Corp.	20,900	589
Food & Staples Retailing 1.16%
Sundrug Co., Ltd.	7,500	561
Hotels, Restaurants & Leisure 2.19%
Resorttrust, Inc.	24,700	555
St. Marc Holdings Co., Ltd.	18,400	508
		1,063
Household Durables 0.33%
Iida Group Holdings Co., Ltd.	8,100	158
Information Technology Services 3.65%
NS Solutions Corp.	15,600	306
Obic Co., Ltd.	15,600	825
SCSK Corp.	16,400	641
		1,772
Machinery 2.19%
CKD Corp.	57,400	474
Nabtesco Corp.	26,300	590
		1,064
Pharmaceuticals 0.46%
Sawai Pharmaceutical Co., Ltd.	3,600	225
Professional Services 1.84%
en-japan, Inc.	18,400	311
Tanseisha Co., Ltd.	60,200	457
Temp Holdings Co., Ltd.	8,500	123
		891
Real Estate Management & Development 2.34%
Hulic Co., Ltd.	57,900	554
Takara Leben Co., Ltd.	97,900	579
		1,133
Semiconductors & Semiconductor Equipment 0.84%
Ulvac, Inc.	12,400	406
Software 1.40%
NSD Co., Ltd.	31,800	470

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO March 31, 2016

Investments	Shares	U.S. $ Fair Value (000)
Japan (continued)

Trend Micro, Inc.	5,700	$209
		679
Wireless Telecommunication Services 0.88%
Okinawa Cellular Telephone Co.	15,200	425
Total Japan		9,594

Luxembourg 2.89%

Machinery 1.04%
Stabilus SA *	10,400	501
Multi-Line Retail 0.50%
B&M European Value Retail SA	63,993	244
Real Estate Management & Development 1.35%
Grand City Properties SA	28,460	654
Total Luxembourg		1,399

Netherlands 1.89%

Air Freight & Logistics 0.97%
PostNL NV *	114,988	468
Machinery 0.27%
Aalberts Industries NV	3,706	129
Professional Services 0.65%
Brunel International NV	15,073	317
Total Netherlands		914

New Zealand 0.23%

Airlines
Air New Zealand Ltd.	57,750	114

Philippines 1.60%

Banks 0.38%
Rizal Commercial Banking Corp.	284,340	186
Real Estate Management & Development 1.22%
Filinvest Land, Inc.	15,346,500	590
Total Philippines		776

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO March 31, 2016

Investments	Shares	U.S. $ Fair Value (000)
Portugal 1.60%

Multi-Utilities
REN—Redes Energeticas Nacionais SGPS SA	236,743	$776

South Korea 0.98%

Electronic Equipment, Instruments & Components 0.48%
SFA Engineering Corp.	4,359	231
Semiconductors & Semiconductor Equipment 0.50%
Viatron Technologies, Inc.	10,578	245
Total South Korea		476

Spain 3.87%

Food Products 1.68%
Ebro Foods SA	37,332	815
Real Estate Investment Trusts 1.08%
Merlin Properties Socimi SA	44,885	522
Real Estate Management & Development 1.11%
Hispania Activos Inmobiliarios SA *	37,921	539
Total Spain		1,876

Sweden 4.78%

Auto Components 0.55%
Dometic Group AB *+	36,911	268
Commercial Services & Supplies 1.56%
Loomis AB Class B	26,810	758
Consumer Finance 1.15%
Hoist Finance AB *+	62,422	557
Food & Staples Retailing 1.52%
Axfood AB	39,824	736
Total Sweden		2,319

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO March 31, 2016

Investments	Shares	U.S. $ Fair Value (000)
Switzerland 4.57%

Capital Markets 0.21%
EFG International AG *	17,690	$101
Commercial Services & Supplies 1.65%
Gategroup Holding AG *	17,895	801
Consumer Finance 1.20%
Cembra Money Bank AG *	8,330	582
Household Durables 1.51%
Forbo Holding AG Registered Shares *	605	733
Total Switzerland		2,217

Taiwan 0.82%

Technology Hardware, Storage & Peripherals
Adlink Technology, Inc.	174,370	396

United Kingdom 11.77%

Beverages 1.14%
Britvic plc	54,065	552
Capital Markets 0.24%
Jupiter Fund Management plc	19,953	117
Chemicals 1.07%
Essentra plc	43,615	518
Communications Equipment 0.54%
Telit Communications plc *	83,726	263
Consumer Finance 1.83%
Arrow Global Group plc	246,467	886

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO March 31, 2016

Investments	Shares	U.S. $ Fair Value (000)
United Kingdom (continued)

Household Durables 3.59%
Bellway plc	18,793	$708
Countryside Properties plc *	134,314	453
DFS Furniture plc	128,471	578
		1,739
Multi-Line Retail 0.41%
Debenhams plc	185,361	200
Professional Services 2.24%
Exova Group plc	164,187	377
Hays plc	94,006	163
Michael Page International plc	89,157	547
		1,087
Specialty Retail 0.71%
Howden Joinery Group plc	50,320	346
Total United Kingdom		5,708

United States 0.27%

Semiconductors & Semiconductor Equipment
CEVA, Inc. *	5,805	131
Total Investments in Common Stocks (cost $43,510,720)		47,328

RIGHTS 0.01%

Ireland 0.01%

Cairn Homes plc * (cost $0)	114,916	5

	Principal Amount (000)
SHORT-TERM INVESTMENT 2.72%

Repurchase Agreement

Repurchase Agreement dated 3/31/2016, 0.03% due 4/1/2016 with Fixed Income Clearing Corp. collateralized by $1,345,000 of U.S. Treasury Note at 1.25% due 3/31/2021; value: $1,345,000; proceeds: $1,317,109 (cost $1,317,108)	$1,317	1,317
Total Investments in Securities 100.33% (cost $44,827,828)		48,650
Liabilities in Excess of Foreign Cash and Other Assets (0.33)%		(164)
Net Assets 100.00%		$48,486

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO March 31, 2016

Unit	More than one class of securities traded together.

*	Non-income producing security.
+	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.

The following is a summary of the inputs used as of March 31, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks
Australia	$—	$2,732	$—	$2,732
Austria	—	383	—	383
Canada	1,453	—	—	1,453
China	—	379	—	379
Finland	—	1,357	—	1,357
France	—	2,076	—	2,076
Germany	—	2,281	—	2,281
Hong Kong	—	1,421	—	1,421
India(3)	111	532	—	643
Indonesia	165	528	—	693
Ireland(3)	1,135	2,594	—	3,729
Israel	—	716	—	716
Italy(3)	572	2,197	—	2,769
Japan	—	9,594	—	9,594
Luxembourg	244	1,155	—	1,399
Netherlands	—	914	—	914
New Zealand	—	114	—	114
Philippines(3)	186	590	—	776
Portugal	—	776	—	776
South Korea	—	476	—	476
Spain	—	1,876	—	1,876
Sweden(3)	—	2,319	—	2,319
Switzerland	101	2,116	—	2,217
Taiwan	—	396	—	396
United Kingdom(3)	1,917	3,791	—	5,708
United States	131	—	—	131
Right	—	5	—	5
Repurchase Agreement	—	1,317	—	1,317
Total	$6,015	$42,635	$—	$48,650

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	The following securities were transferred during the period ended March 31, 2016.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - INTERNATIONAL OPPORTUNITIES PORTFOLIO March 31, 2016

Security	Country	Level Transfer	Transfer Amount	Valuation Method on 3/31/2016*
Vakrangee Ltd	India	from Level 2 to Level 1	$422,853	Last sale price
C&C Group plc	Ireland	from Level 1 to Level 2	$561,343	Adjusted Valuation
Hibernia REIT plc	Ireland	from Level 2 to Level 1	$393,565	Last sale price
Brunello Cucinelli SpA	Italy	from Level 2 to Level 1	$534,213	Last sale price
Rizal Commercial Banking Corp.	Philippines	from Level 2 to Level 1	$380,588	Last sale price
Dometic Group AB	Sweden	from Level 1 to Level 2	$194,572	Adjusted Valuation
Telit Communications plc	United Kingdom	from Level 1 to Level 2	$263,521	Adjusted Valuation

*See Note 2(a)

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO March 31, 2016

Investments	Shares	Fair Value (000)
COMMON STOCKS 98.09%

Aerospace & Defense 1.78%

Orbital ATK, Inc.	70,154	$6,099

Banks 6.64%

CIT Group, Inc.	101,799	3,159
Citizens Financial Group, Inc.	276,200	5,786
East West Bancorp, Inc.	98,600	3,203
First Republic Bank	55,000	3,665
M&T Bank Corp.	62,800	6,971
Total		22,784

Beverages 1.40%

Molson Coors Brewing Co. Class B	49,856	4,795

Capital Markets 2.08%

Affiliated Managers Group, Inc.*	13,700	2,225
Invesco Ltd.	159,800	4,917
Total		7,142

Chemicals 1.79%

Albemarle Corp.	96,282	6,155

Communications Equipment 4.40%

Harris Corp.	74,042	5,765
Juniper Networks, Inc.	198,600	5,066
Motorola Solutions, Inc.	56,100	4,247
Total		15,078

Containers & Packaging 1.03%

WestRock Co.	90,400	3,528

Electric: Utilities 10.50%

Edison International	132,600	9,533
Great Plains Energy, Inc.	183,300	5,912
ITC Holdings Corp.	55,800	2,431
Portland General Electric Co.	173,900	6,867
PPL Corp.	223,100	8,493
Westar Energy, Inc.	56,085	2,782
Total		36,018

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO March 31, 2016

Investments	Shares	Fair Value (000)
Electrical Equipment 1.42%

Hubbell, Inc.	45,839	$4,856

Electronic Equipment, Instruments & Components 1.63%

VeriFone Systems, Inc.*	198,300	5,600

Energy Equipment & Services 2.15%

Patterson-UTI Energy, Inc.	247,112	4,354
Superior Energy Services, Inc.	224,800	3,010
Total		7,364

Food Products 1.38%

Pinnacle Foods, Inc.	105,562	4,717

Health Care Equipment & Supplies 0.95%

St. Jude Medical, Inc.	59,000	3,245

Health Care Providers & Services 2.08%

Cardinal Health, Inc.	44,567	3,652
HealthSouth Corp.	92,574	3,484
Total		7,136

Hotels, Restaurants & Leisure 4.26%

Aramark	151,726	5,025
MGM Resorts International*	253,178	5,428
Wyndham Worldwide Corp.	54,200	4,143
Total		14,596

Household Durables 5.60%

Jarden Corp.*	100,600	5,930
Lennar Corp. Class A	75,300	3,642
Newell Rubbermaid, Inc.	52,202	2,312
Whirlpool Corp.	40,600	7,322
Total		19,206

Information Technology Services 3.70%

CSRA, Inc.	228,479	6,146
Fidelity National Information Services, Inc.	103,400	6,546
Total		12,692

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO March 31, 2016

Investments	Shares	Fair Value (000)
Insurance 10.72%

Allied World Assurance Co. Holdings AG (Switzerland)(a)	81,000	$2,830
Allstate Corp. (The)	59,345	3,998
Argo Group International Holdings Ltd.	47,952	2,752
Endurance Specialty Holdings Ltd.	72,000	4,705
Hanover Insurance Group, Inc. (The)	57,438	5,182
Hartford Financial Services Group, Inc. (The)	138,486	6,382
Lincoln National Corp.	78,761	3,087
XL Group plc (Ireland)(a)	213,000	7,838
Total		36,774

Life Sciences Tools & Services 2.20%

Agilent Technologies, Inc.	113,600	4,527
PerkinElmer, Inc.	60,800	3,007
Total		7,534

Machinery 3.16%

Ingersoll-Rand plc (Ireland)(a)	75,500	4,682
ITT Corp.	74,027	2,731
Kennametal, Inc.	152,209	3,423
Total		10,836

Metals & Mining 1.33%

Steel Dynamics, Inc.	203,200	4,574

Multi-Utilities 2.13%

Sempra Energy	70,300	7,315

Oil, Gas & Consumable Fuels 7.20%

Cimarex Energy Co.	53,969	5,250
EQT Corp.	46,700	3,141
Gulfport Energy Corp.*	78,700	2,230
Newfield Exploration Co.*	101,500	3,375
Noble Energy, Inc.	197,544	6,205
Pioneer Natural Resources Co.	31,927	4,493
Total		24,694

Pharmaceuticals 0.96%

Mallinckrodt plc*	53,621	3,286

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO March 31, 2016

Investments	Shares	Fair Value (000)
Real Estate Investment Trusts 12.22%

Alexandria Real Estate Equities, Inc.	31,106	$2,827
Boston Properties, Inc.	44,900	5,706
Duke Realty Corp.	261,400	5,892
Equity Residential	20,904	1,568
Healthcare Trust of America, Inc. Class A	181,940	5,353
Kimco Realty Corp.	222,200	6,395
Macerich Co. (The)	42,710	3,384
UDR, Inc.	179,214	6,905
Vornado Realty Trust	41,109	3,882
Total		41,912

Real Estate Management & Development 1.05%

Realogy Holdings Corp.*	99,500	3,593

Semiconductors & Semiconductor Equipment 3.09%

Microchip Technology, Inc.	61,410	2,960
NVIDIA Corp.	156,100	5,562
NXP Semiconductors NV (Netherlands)*(a)	25,700	2,083
Total		10,605

Textiles, Apparel & Luxury Goods 1.24%

PVH Corp.	43,000	4,260
Total Common Stocks (cost $317,636,274)		336,394

	Principal Amount (000)

SHORT-TERM INVESTMENT 2.15%

Repurchase Agreement
Repurchase Agreement dated 3/31/2016, 0.03% due 4/1/2016 with Fixed Income Clearing Corp. collateralized by $7,545,000 of U.S. Treasury Note at 1.25% due 3/31/2021; value: $7,545,000; proceeds: $7,392,436 (cost $7,392,430)	$7,392	7,392
Total Investments in Securities 100.24% (cost $325,028,704)		343,786
Liabilities in Excess of Other Assets (0.24)%		(827)
Net Assets 100.00%		$342,959

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - MID CAP STOCK PORTFOLIO March 31, 2016

The following is a summary of the inputs used as of March 31, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$336,394	$—	$—	$336,394
Repurchase Agreement	—	7,392	—	7,392
Total	$336,394	$7,392	$—	$343,786

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended March 31, 2016.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 93.34%

ASSET-BACKED SECURITIES 13.87%

Automobiles 6.20%

Ally Auto Receivables Trust 2014-2 A3	1.25%	4/15/2019	$21	$21,018
Ally Auto Receivables Trust 2015-2 A3	1.49%	11/15/2019	8	8,023
AmeriCredit Automobile Receivables Trust 2013-5 A3	0.90%	9/10/2018	10	10,330
AmeriCredit Automobile Receivables Trust 2016-1 D	3.59%	2/8/2022	45	45,187
Avis Budget Rental Car Funding AESOP LLC 2013-2A A†	2.97%	2/20/2020	100	101,761
Avis Budget Rental Car Funding AESOP LLC 2014-2A A†	2.50%	2/20/2021	100	99,827
BMW Vehicle Owner Trust 2014-A A3	0.97%	11/26/2018	14	14,004
California Republic Auto Receivables Trust 2013-1 A2†	1.41%	9/17/2018	47	47,048
California Republic Auto Receivables Trust 2014-3 A3	1.09%	11/15/2018	4	4,185
California Republic Auto Receivables Trust 2014-4 A3	1.27%	1/15/2019	10	9,997
California Republic Auto Receivables Trust 2015-1 A3	1.33%	4/15/2019	6	5,997
California Republic Auto Receivables Trust 2015-3 A4	2.13%	5/17/2021	15	15,070
California Republic Auto Receivables Trust 2015-4 A2†	1.60%	9/17/2018	29	29,054
California Republic Auto Receivables Trust 2015-4 A3†	2.04%	1/15/2020	11	11,071
California Republic Auto Receivables Trust 2015-4 B†	3.73%	11/15/2021	12	12,208
California Republic Auto Receivables Trust 2016 1 A3	1.89%	5/15/2020	30	30,068
Capital Auto Receivables Asset Trust 2014-3 C†	2.71%	11/20/2019	21	21,140
Capital Auto Receivables Asset Trust 2015-2 A2	1.39%	9/20/2018	14	13,999
Capital Auto Receivables Asset Trust 2015-3 B	2.43%	9/21/2020	11	10,976
Capital Auto Receivables Asset Trust 2015-3 C	2.90%	12/21/2020	10	9,923
Capital Auto Receivables Asset Trust 2015-3 D	3.34%	3/22/2021	9	8,840
Capital Auto Receivables Assets Trust 2016 1 B	2.67%	12/21/2020	12	12,047
CarMax Auto Owner Trust 2013-1 C	1.54%	12/15/2018	5	5,005
Carmax Auto Owner Trust 2013-2 A3	0.64%	1/16/2018	6	6,290
CarMax Auto Owner Trust 2013-3 A3	0.97%	4/16/2018	6	5,917
CarMax Auto Owner Trust 2014-2 A3	0.98%	1/15/2019	34	33,770
CarMax Auto Owner Trust 2015-2 A2A	0.82%	6/15/2018	6	6,318
Chrysler Capital Auto Receivables Trust 2013-AA A3†	0.91%	4/16/2018	5	4,582
Chrysler Capital Auto Receivables Trust 2014-BA A3†	1.27%	5/15/2019	24	23,486
Chrysler Capital Auto Receivables Trust 2015-BA B†	2.70%	12/15/2020	3	2,992
Drive Auto Receivables Trust 2015-AA C†	3.06%	5/17/2021	63	62,873
Drive Auto Receivables Trust 2015-BA B†	2.12%	6/17/2019	11	11,007
Drive Auto Receivables Trust 2015-BA C†	2.76%	7/15/2021	3	2,979
Drive Auto Receivables Trust 2015-BA D†	3.84%	7/15/2021	5	4,925
Drive Auto Receivables Trust 2015-DA C†	3.38%	11/15/2021	25	24,902
Drive Auto Receivables Trust 2015-DA D†	4.59%	1/17/2023	22	21,712
Drive Auto Receivables Trust 2016-AA B†	3.17%	5/15/2020	25	25,027

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

Fifth Third Auto Trust 2014-3 A3	0.96%	3/15/2019	$30	$29,947
Flagship Credit Auto Trust 2015-2 A†	1.98%	10/15/2020	15	15,457
Flagship Credit Auto Trust 2015-3 A†	2.38%	10/15/2020	9	8,793
Ford Credit Auto Lease Trust 2016-A A3	1.71%#	4/15/2019	35	35,136
Ford Credit Auto Owner Trust 2013-D A3	0.67%	4/15/2018	18	18,395
Honda Auto Receivables Owner Trust 2013-4 A3	0.69%	9/18/2017	19	19,217
Hyundai Auto Receivables Trust 2015-A A2	0.68%	10/16/2017	11	10,658
Mercedes-Benz Auto Lease Trust 2016 A A3	1.52%	3/15/2019	43	43,070
Nissan Auto Receivables Owner Trust 2014-B A3	1.11%	5/15/2019	50	50,023
Santander Drive Auto Receivables Trust 2013-3 B	1.19%	5/15/2018	7	6,868
Santander Drive Auto Receivables Trust 2014-3 D	2.65%	8/17/2020	14	13,964
Santander Drive Auto Receivables Trust 2014-4 C	2.60%	11/16/2020	23	23,151
Santander Drive Auto Receivables Trust 2015-1 C	2.57%	4/15/2021	36	36,122
Santander Drive Auto Receivables Trust 2015-3 B	2.07%	4/15/2020	11	10,995
Santander Drive Auto Receivables Trust 2015-3 C	2.74%	1/15/2021	13	13,010
Santander Drive Auto Receivables Trust 2015-4 C	2.97%	3/15/2021	17	17,049
Santander Drive Auto Receivables Trust 2015-5 D	3.65%	12/15/2021	27	27,318
Santander Drive Auto Receivables Trust 2016-1 D	3.99%	4/15/2022	25	24,947
TCF Auto Receivables Owner Trust 2015-1A A4†	1.96%	11/16/2020	34	33,903
TCF Auto Receivables Owner Trust 2015-1A B†	2.49%	4/15/2021	29	28,975
TCF Auto Receivables Owner Trust 2015-1A D†	3.53%	3/15/2022	10	9,643
TCF Auto Receivables Owner Trust 2015-2A A2†	1.64%	1/15/2019	11	11,003
TCF Auto Receivables Owner Trust 2015-2A B†	3.00%	9/15/2021	6	6,086
TCF Auto Receivables Owner Trust 2015-2A C†	3.75%	12/15/2021	4	4,051
TCF Auto Receivables Owner Trust 2015-2A D†	4.24%	8/15/2022	10	9,764
Volkswagen Auto Loan Enhanced Trust 2013-2 A3	0.70%	4/20/2018	34	34,155
Total				1,325,258

Credit Cards 0.72%

Capital One Multi-Asset Execution Trust 2015-A3	0.836%#	3/15/2023	50	49,851
First National Master Note Trust 2015-1 A	1.206%#	9/15/2020	3	3,003
Synchrony Credit Card Master Note Trust 2011-2 A	0.916%#	5/15/2019	100	100,032
Total				152,886

Other 6.95%

CNH Equipment Trust 2015-B A4	1.89%	4/15/2022	11	11,078
Diamond Resorts Owner Trust 2015-2 A†	2.99%	5/22/2028	80	80,282
Engs Commercial Finance Trust 2015-1A A2†	2.31%	10/22/2021	116	116,101
Ford Credit Floorplan Master Owner Trust A 2014-4 A1	1.40%	8/15/2019	15	14,998
Nomura CRE CDO Ltd. 2007-2A A2†	0.898%#	5/21/2042	99	99,136

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

Oaktree EIF I Ltd. 2015-A1 A†	2.265%#	10/18/2027	$250	$250,820
Octagon Investment Partners XIX Ltd. 2014-1A A†	1.841%#	4/15/2026	250	248,437
Octagon Investment Partners XXI Ltd. 2014-1A A1A†	1.832%#	11/14/2026	250	248,633
OneMain Financial Issuance Trust 2015-2A A†	2.57%	7/18/2025	107	105,682
SLM Private Education Loan Trust 2011-B A1†	1.286%#	12/16/2024	8	7,571
SLM Private Education Loan Trust 2012-A A1†	1.836%#	8/15/2025	19	19,050
SLM Private Education Loan Trust 2013-B A1†	1.086%#	7/15/2022	38	37,729
Tryon Park CLO Ltd. 2013-1A A1†	1.441%#	7/15/2025	250	244,040
Total				1,483,557
Total Asset-Backed Securities (cost $2,962,162)				2,961,701

CONVERTIBLE BONDS 0.04%

Retail

Restoration Hardware Holdings, Inc.†	Zero Coupon	6/15/2019	5	4,103
Restoration Hardware Holdings, Inc.†	Zero Coupon	7/15/2020	6	4,459
Total Convertible Bonds (cost $8,220)				8,562

CORPORATE BONDS 45.96%

AEROSPACE/DEFENSE 0.38%

BAE Systems plc (United Kingdom)†(a)	3.50%	10/11/2016	5	5,057
Harris Corp.	4.25%	10/1/2016	65	65,927
Litton Industries, Inc.	6.75%	4/15/2018	10	10,989
Total				81,973

Auto Parts: Original Equipment 0.34%

BorgWarner, Inc.	5.75%	11/1/2016	8	8,190
International Automotive Components Group SA (Luxembourg)†(a)	9.125%	6/1/2018	20	18,100
Tenneco, Inc.	6.875%	12/15/2020	45	46,631
Total				72,921

Automotive 1.93%

Ford Motor Credit Co. LLC	6.625%	8/15/2017	200	212,209
General Motors Co.	3.50%	10/2/2018	49	50,188
General Motors Financial Co., Inc.	2.40%	4/10/2018	17	17,004

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automotive (continued)

General Motors Financial Co., Inc.	3.00%	9/25/2017	$4	$4,038
General Motors Financial Co., Inc.	3.10%	1/15/2019	75	75,947
General Motors Financial Co., Inc.	3.20%	7/13/2020	20	19,975
General Motors Financial Co., Inc.	3.25%	5/15/2018	5	5,086
General Motors Financial Co., Inc.	4.75%	8/15/2017	12	12,392
Hyundai Capital America†	2.40%	10/30/2018	15	15,106
Total				411,945

Banks: Regional 4.90%

Abbey National Treasury Services plc (United Kingdom)(a)	2.50%	3/14/2019	62	62,618
Bank of America Corp.	2.625%	10/19/2020	28	28,225
Bank of America Corp.	7.80%	9/15/2016	125	128,509
Capital One Financial Corp.	5.25%	2/21/2017	5	5,162
Capital One Financial Corp.	6.15%	9/1/2016	10	10,204
CIT Group, Inc.	3.875%	2/19/2019	4	4,000
CIT Group, Inc.	4.25%	8/15/2017	26	26,523
CIT Group, Inc.	5.00%	5/15/2017	2	2,040
CIT Group, Inc.†	5.50%	2/15/2019	31	32,147
Citigroup, Inc.	1.80%	2/5/2018	14	13,992
Citigroup, Inc.	2.65%	10/26/2020	32	32,336
Fifth Third Bancorp	5.45%	1/15/2017	5	5,135
Goldman Sachs Group, Inc. (The)	5.625%	1/15/2017	48	49,529
Goldman Sachs Group, Inc. (The)	5.95%	1/18/2018	8	8,583
Goldman Sachs Group, Inc. (The)	6.00%	6/15/2020	15	17,118
HBOS plc (United Kingdom)†(a)	6.75%	5/21/2018	100	108,383
Huntington Bancshares, Inc.	2.60%	8/2/2018	41	41,357
Huntington Bancshares, Inc.	7.00%	12/15/2020	13	15,111
Huntngton Bancshares,Inc.	3.15%	3/14/2021	22	22,378
JPMorgan Chase & Co.	2.25%	1/23/2020	18	18,152
Lloyds Bank plc (United Kingdom)(a)	9.875%	12/16/2021	125	131,820
Morgan Stanley	2.80%	6/16/2020	11	11,211
National City Corp.	6.875%	5/15/2019	47	52,944
PNC Funding Corp.	5.625%	2/1/2017	5	5,173
Popular, Inc.	7.00%	7/1/2019	17	16,596
Regions Financial Corp.	2.00%	5/15/2018	27	26,842
Royal Bank of Scotland NV (Netherlands)(a)	4.65%	6/4/2018	2	2,058
Royal Bank of Scotland plc (The) (United Kingdom)(a)	9.50%	3/16/2022	90	95,368
Santander Holdings USA, Inc.	4.625%	4/19/2016	8	8,012
Santander UK Group Holdings plc (United Kingdom)(a)	2.875%	10/16/2020	41	40,874
Santander UK Group Holdings plc (United Kingdom)(a)	3.125%	1/8/2021	7	7,052
Synovus Financial Corp.	7.875%	2/15/2019	15	16,556
Total				1,046,008

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Beverages 0.24%

Anheuser-Busch InBev Finance, Inc.	2.65%	2/1/2021	$50	$51,414

Building Materials 0.29%

Fortune Brands Home & Security, Inc.	3.00%	6/15/2020	5	5,066
Martin Marietta Materials, Inc.	1.729%#	6/30/2017	32	31,712
Martin Marietta Materials, Inc.	6.60%	4/15/2018	12	12,825
Masco Corp.	3.50%	4/1/2021	4	4,050
Owens Corning	9.00%	6/15/2019	3	3,500
Standard Industries, Inc.†	5.125%	2/15/2021	5	5,144
Total				62,297

Business Services 0.52%

NES Rentals Holdings, Inc.†	7.875%	5/1/2018	16	14,800
Total System Services, Inc.	3.80%	4/1/2021	19	19,561
United Rentals North America, Inc.	8.25%	2/1/2021	2	2,100
Verisk Analytics, Inc.	4.875%	1/15/2019	17	17,939
Western Union Co. (The)	2.875%	12/10/2017	25	25,381
Western Union Co. (The)	3.35%	5/22/2019	20	20,345
Western Union Co. (The)	5.93%	10/1/2016	10	10,224
Total				110,350

Chemicals 0.09%

Blue Cube Spinco, Inc.†	9.75%	10/15/2023	16	18,360

Computer Hardware 1.12%

Denali International LLC/Denali Finance Corp.†	5.625%	10/15/2020	142	150,148
Hewlett-Packard Enterprise Co.†	2.85%	10/5/2018	55	55,957
Hewlett-Packard Enterprise Co.†	3.60%	10/15/2020	31	32,268
Total				238,373

Computer Software 0.29%

Aspect Software, Inc.(b)	10.625%	5/15/2017	7	1
Dun & Bradstreet Corp. (The)	3.25%	12/1/2017	5	5,030
Emdeon, Inc.	11.00%	12/31/2019	31	32,898
Fidelity National Information Services, Inc.	2.85%	10/15/2018	21	21,355
Fidelity National Information Services, Inc.	5.00%	3/15/2022	2	2,081
Total				61,365

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Containers 0.36%

Coveris Holding Corp.†	10.00%	6/1/2018	$26	$24,960
Novelis, Inc.	8.75%	12/15/2020	32	32,458
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	8.50%	5/15/2018	20	20,025
Total				77,443

Drugs 2.62%

Actavis Funding SCS (Luxembourg)(a)	2.35%	3/12/2018	10	10,123
Alphabet Holding Co., Inc. PIK	7.75%	11/1/2017	38	38,380
Capsugel SA PIK (Luxembourg)†(a)	7.00%	5/15/2019	21	21,144
Express Scripts Holding Co.	2.65%	2/15/2017	59	59,783
Express Scripts Holding Co.	3.30%	2/25/2021	8	8,209
Express Scripts, Inc.	7.25%	6/15/2019	3	3,479
Forest Laboratories LLC†	4.375%	2/1/2019	156	165,630
Medco Health Solutions, Inc.	7.125%	3/15/2018	13	14,300
Mylan NV†	3.00%	12/15/2018	10	10,144
Mylan NV†	3.75%	12/15/2020	25	25,606
Mylan, Inc.	1.35%	11/29/2016	29	28,805
Mylan, Inc.	1.80%	6/24/2016	24	24,019
Mylan, Inc.	2.55%	3/28/2019	11	11,019
Mylan, Inc.	2.60%	6/24/2018	72	72,065
Zoetis, Inc.	1.875%	2/1/2018	66	65,967
Total				558,673

Electric: Power 1.69%

Dominion Resources, Inc.	1.25%	3/15/2017	10	9,999
Dominion Resources, Inc.	4.104%	4/1/2021	25	25,593
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	10	11,463
Entergy Corp.	4.70%	1/15/2017	30	30,551
Entergy Corp.	5.125%	9/15/2020	1	1,098
Exelon Generation Co. LLC	2.95%	1/15/2020	35	35,256
Exelon Generation Co. LLC	4.00%	10/1/2020	42	43,942
Exelon Generation Co. LLC	5.20%	10/1/2019	1	1,090
FirstEnergy Solutions Corp.	6.05%	8/15/2021	2	2,142
Jersey Central Power & Light Co.	7.35%	2/1/2019	10	11,217
Metropolitan Edison Co.	7.70%	1/15/2019	11	12,346
NextEra Energy Capital Holdings, Inc.	2.056%	9/1/2017	50	50,287
NextEra Energy Capital Holdings, Inc.	2.30%	4/1/2019	6	6,039
NiSource Finance Corp.	6.80%	1/15/2019	50	55,936
Pennsylvania Electric Co.	5.20%	4/1/2020	11	11,584

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power (continued)

Pennsylvania Electric Co.	6.05%	9/1/2017	$4	$4,219
PPL WEM Ltd./Western Power Distribution Ltd. (United Kingdom)†(a)	3.90%	5/1/2016	41	41,070
Progress Energy, Inc.	7.05%	3/15/2019	4	4,558
TECO Finance, Inc.	6.572%	11/1/2017	3	3,208
Total				361,598

Electrical Equipment 0.29%

KLA-Tencor Corp.	2.375%	11/1/2017	16	16,081
KLA-Tencor Corp.	3.375%	11/1/2019	46	46,781
Total				62,862

Electronics 0.54%

FLIR Systems, Inc.	3.75%	9/1/2016	13	13,119
Jabil Circuit, Inc.	7.75%	7/15/2016	72	73,088
Jabil Circuit, Inc.	8.25%	3/15/2018	22	23,953
Kemet Corp.	10.50%	5/1/2018	8	5,900
Total				116,060

Engineering & Contracting Services 0.05%

New Enterprise Stone & Lime Co., Inc.	11.00%	9/1/2018	13	10,790

Entertainment 0.74%

CCM Merger, Inc.†	9.125%	5/1/2019	22	22,880
Mohegan Tribal Gaming Authority†	11.00%	9/15/2018	24	24,060
Peninsula Gaming LLC/Peninsula Gaming Corp.†	8.375%	2/15/2018	22	22,495
Pinnacle Entertainment, Inc.	7.50%	4/15/2021	29	30,196
Pinnacle Entertainment, Inc.	8.75%	5/15/2020	18	18,675
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	9.50%	6/15/2019	23	23,805
Shingle Springs Tribal Gaming Authority†	9.75%	9/1/2021	14	15,260
Total				157,371

Financial Services 3.96%

Air Lease Corp.	5.625%	4/1/2017	161	165,817
Alliance Data Systems Corp.†	6.375%	4/1/2020	22	22,468
Bear Stearns Cos. LLC (The)	5.55%	1/22/2017	32	33,024
Countrywide Financial Corp.	6.25%	5/15/2016	65	65,371
Discover Financial Services	6.45%	6/12/2017	66	69,223
E*TRADE Financial Corp.	5.375%	11/15/2022	2	2,118

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Financial Services (continued)

International Lease Finance Corp.	5.875%	4/1/2019	$2		$2,118
International Lease Finance Corp.	6.25%	5/15/2019	50		53,437
International Lease Finance Corp.†	7.125%	9/1/2018	36		39,330
Jefferies Group LLC	5.125%	4/13/2018	8		8,299
Jefferies Group LLC	8.50%	7/15/2019	74		84,603
Lazard Group LLC	4.25%	11/14/2020	32		33,452
Lazard Group LLC	6.85%	6/15/2017	6		6,325
Macquarie Group Ltd. (Australia)†(a)	6.00%	1/14/2020	75		82,739
Nationstar Mortgage LLC/Nationstar Capital Corp.	9.625%	5/1/2019	33		34,279
Navient Corp.	4.875%	6/17/2019	27		26,122
Navient Corp.	5.50%	1/15/2019	32		31,600
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.875%	3/15/2022	54		56,227
ROC Finance LLC/ROC Finance 1 Corp.†	12.125%	9/1/2018	27		28,114
Utility Contract Funding LLC†	7.944%	10/1/2016	—	(c)	311
Total					844,977

Food 0.56%

Bumble Bee Holdco SCA PIK (Luxembourg)†(a)	9.625%	3/15/2018	20		19,750
JBS USA LLC/JBS USA Finance, Inc. †	7.25%	6/1/2021	47		47,047
Kraft Heinz Foods Co.†	1.60%	6/30/2017	8		8,028
Kraft Heinz Foods Co.†	2.00%	7/2/2018	5		5,049
Mondelez International, Inc.	1.136%#	2/1/2019	2		1,972
US Foods, Inc.	8.50%	6/30/2019	36		37,125
Total					118,971

Health Care Products 0.87%

Becton, Dickinson & Co.	6.375%	8/1/2019	17		19,387
Boston Scientific Corp.	2.65%	10/1/2018	2		2,037
Boston Scientific Corp.	2.85%	5/15/2020	11		11,182
Boston Scientific Corp.	6.00%	1/15/2020	50		56,488
Immucor, Inc.	11.125%	8/15/2019	19		17,575
Kinetic Concepts, Inc./KCI USA, Inc.	12.50%	11/1/2019	21		18,335
Life Technologies Corp.	6.00%	3/1/2020	22		24,674
Zimmer Biomet Holdings, Inc.	2.00%	4/1/2018	10		10,029
Zimmer Biomet Holdings, Inc.	2.70%	4/1/2020	25		25,374
Total					185,081

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Care Services 0.57%

Centene Escrow Corp.†	5.625%	2/15/2021	$7	$7,315
CHS/Community Health Systems, Inc.	8.00%	11/15/2019	37	36,214
HealthSouth Corp.	7.75%	9/15/2022	14	14,661
IASIS Healthcare LLC/IASIS Capital Corp.	8.375%	5/15/2019	38	37,667
Tenet Healthcare Corp.	8.00%	8/1/2020	16	16,540
Vantage Oncology LLC/Vantage Oncology Finance Co.†	9.50%	6/15/2017	9	9,113
Total				121,510

Household Equipment/Products 0.25%

Century Intermediate Holding Co. 2 PIK†	9.75%	2/15/2019	25	25,437
Newell Rubbermaid, Inc.	2.60%	3/29/2019	17	17,260
Newell Rubbermaid, Inc.	3.15%	4/1/2021	10	10,284
Total				52,981

Insurance 0.87%

American Equity Investment Life Holding Co.	6.625%	7/15/2021	22	22,715
CNO Financial Group, Inc.	4.50%	5/30/2020	12	12,270
Fidelity National Financial, Inc.	6.60%	5/15/2017	11	11,506
HUB International Ltd.†	9.25%	2/15/2021	5	5,200
Kemper Corp.	6.00%	5/15/2017	10	10,354
Liberty Mutual Group, Inc.†	6.70%	8/15/2016	2	2,039
Lincoln National Corp.	8.75%	7/1/2019	7	8,371
TIAA Asset Management Finance Co. LLC†	2.95%	11/1/2019	47	47,739
Torchmark Corp.	6.375%	6/15/2016	10	10,088
Trinity Acquisition plc (United Kingdom)(a)	3.50%	9/15/2021	19	19,353
Willis North America, Inc.	6.20%	3/28/2017	34	35,455
Total				185,090

Leasing 0.95%

Aviation Capital Group Corp.†	2.875%	9/17/2018	20	20,107
Aviation Capital Group Corp.†	3.875%	9/27/2016	6	6,037
Aviation Capital Group Corp.†	4.625%	1/31/2018	17	17,404
Aviation Capital Group Corp.†	7.125%	10/15/2020	77	87,106
Penske Truck Leasing Co. LP/PTL Finance Corp.†	2.50%	6/15/2019	2	1,990
Penske Truck Leasing Co. LP/PTL Finance Corp.†	2.875%	7/17/2018	2	2,016
Penske Truck Leasing Co. LP/PTL Finance Corp.†	3.20%	7/15/2020	63	63,096
Penske Truck Leasing Co. LP/PTL Finance Corp.†	3.375%	3/15/2018	4	4,085
Penske Truck Leasing Co. LP/PTL Finance Corp.†	3.75%	5/11/2017	2	2,031
Total				203,872

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Lodging 0.36%

Hyatt Hotels Corp.†	6.875%	8/15/2019	$50	$56,799
Starwood Hotels & Resorts Worldwide, Inc.	6.75%	5/15/2018	5	5,461
Station Casinos LLC	7.50%	3/1/2021	13	13,780
Total				76,040

Machinery: Agricultural 0.33%

Reynolds American, Inc.	3.50%	8/4/2016	2	2,012
Reynolds American, Inc.	6.875%	5/1/2020	58	68,407
Southern States Cooperative, Inc.†	10.00%	8/15/2021	2	1,250
Total				71,669

Machinery: Industrial/Specialty 0.36%

CNH Industrial Capital LLC	6.25%	11/1/2016	50	51,250
Stanley Black & Decker, Inc.	2.451%	11/17/2018	10	10,161
Xylem, Inc.	3.55%	9/20/2016	15	15,015
Total				76,426

Manufacturing 0.03%

Ingersoll-Rand Global Holding Co., Ltd.	2.875%	1/15/2019	2	2,047
Smith & Wesson Holding Corp.†	5.00%	7/15/2018	5	5,075
Total				7,122

Media 1.48%

Block Communications, Inc.†	7.25%	2/1/2020	12	11,700
CCO Holdings LLC/CCO Holdings Capital Corp.	6.50%	4/30/2021	61	63,319
CCO Holdings LLC/CCO Holdings Capital Corp.	7.00%	1/15/2019	2	2,041
Cox Communications, Inc.†	5.875%	12/1/2016	33	33,953
Cox Communications, Inc.†	6.25%	6/1/2018	5	5,360
Cox Communications, Inc.†	9.375%	1/15/2019	45	52,862
Discovery Communications LLC	5.625%	8/15/2019	23	25,286
Sirius XM Radio, Inc.†	5.25%	8/15/2022	5	5,281
Time Warner Cable, Inc.	8.25%	4/1/2019	10	11,650
Time Warner Cable, Inc.	8.75%	2/14/2019	6	7,030
Univision Communications, Inc.†	8.50%	5/15/2021	39	39,926
Viacom, Inc.	2.20%	4/1/2019	30	30,098
Viacom, Inc.	2.75%	12/15/2019	5	5,097
Viacom, Inc.	3.50%	4/1/2017	5	5,063
Viacom, Inc.	3.875%	12/15/2021	3	3,121

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media (continued)

Viacom, Inc.	6.125%	10/5/2017	$4	$4,235
WideOpenWest Finance LLC/WideOpenWest Capital Corp.	10.25%	7/15/2019	10	10,050
Total				316,072

Metals & Minerals: Miscellaneous 1.29%

Aleris International, Inc.	7.625%	2/15/2018	10	10,206
Barrick North America Finance LLC	4.40%	5/30/2021	32	32,751
BHP Billiton Finance USA Ltd. (Australia)(a)	3.25%	11/21/2021	23	23,675
BHP Billiton Finance USA Ltd. (Australia)(a)	5.40%	3/29/2017	5	5,188
BHP Billiton Finance USA Ltd. (Australia)(a)	6.50%	4/1/2019	4	4,502
Glencore Finance Canada Ltd. (Canada)†(a)	2.70%	10/25/2017	26	25,490
Glencore Finance Canada Ltd. (Canada)†(a)	3.60%	1/15/2017	4	4,004
Glencore Finance Canada Ltd. (Canada)†(a)	4.95%	11/15/2021	15	13,507
Glencore Funding LLC†	1.982%#	1/15/2019	71	62,835
Goldcorp, Inc. (Canada)(a)	3.625%	6/9/2021	21	21,197
Kinross Gold Corp. (Canada)(a)	3.625%	9/1/2016	37	37,185
New Gold, Inc. (Canada)†(a)	7.00%	4/15/2020	37	35,520
Total				276,060

Natural Gas 0.32%

CenterPoint Energy Resources Corp.	4.50%	1/15/2021	10	10,650
CenterPoint Energy, Inc.	5.95%	2/1/2017	30	31,033
Laclede Group, Inc. (The)	1.368%#	8/15/2017	5	4,981
Sempra Energy	9.80%	2/15/2019	18	21,665
Total				68,329

Oil 5.22%

Anadarko Petroleum Corp.	5.95%	9/15/2016	41	41,716
Anadarko Petroleum Corp.	6.95%	6/15/2019	38	41,160
Anadarko Petroleum Corp.	8.70%	3/15/2019	9	10,063
Canadian Natural Resources Ltd. (Canada)(a)	5.70%	5/15/2017	41	42,275
Canadian Oil Sands Ltd. (Canada)†(a)	7.75%	5/15/2019	27	28,497
Carrizo Oil & Gas, Inc.	6.25%	4/15/2023	10	8,862
Carrizo Oil & Gas, Inc.	7.50%	9/15/2020	34	31,875
Chaparral Energy, Inc.	8.25%	9/1/2021	7	1,383
Chaparral Energy, Inc.	9.875%	10/1/2020	14	2,695
Cimarex Energy Co.	5.875%	5/1/2022	11	11,373
Clayton Williams Energy, Inc.	7.75%	4/1/2019	3	1,515
CNOOC Finance 2013 Ltd. (Hong Kong)(a)	1.75%	5/9/2018	200	198,873

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil (continued)

Concho Resources, Inc.	6.50%	1/15/2022	$18	$18,045
Concho Resources, Inc.	7.00%	1/15/2021	7	7,105
ConocoPhillips	5.75%	2/1/2019	53	57,537
ConocoPhillips	6.00%	1/15/2020	21	23,372
ConocoPhillips Co.	1.05%	12/15/2017	5	4,930
ConocoPhillips Co.	1.50%	5/15/2018	2	1,971
Continental Resources, Inc.	7.125%	4/1/2021	91	85,540
Continental Resources, Inc.	7.375%	10/1/2020	25	23,625
Delek & Avner Tamar Bond Ltd. (Israel)†(a)	2.803%	12/30/2016	100	100,000
Denbury Resources, Inc.	5.50%	5/1/2022	12	5,460
Devon Energy Corp.	1.174%#	12/15/2016	34	33,320
Devon Energy Corp.	6.30%	1/15/2019	29	29,335
Ecopetrol SA (Colombia)(a)	4.25%	9/18/2018	12	12,229
EOG Resources, Inc.	5.625%	6/1/2019	6	6,548
Gulfport Energy Corp.	7.75%	11/1/2020	22	22,110
Hess Corp.	1.30%	6/15/2017	25	24,713
Hilcorp Energy I LP/Hilcorp Finance Co.†	7.625%	4/15/2021	41	39,257
Marathon Petroleum Corp.	2.70%	12/14/2018	25	24,987
MEG Energy Corp. (Canada)†(a)	6.50%	3/15/2021	21	12,784
MEG Energy Corp. (Canada)†(a)	7.00%	3/31/2024	2	1,190
Memorial Resource Development Corp.	5.875%	7/1/2022	23	19,550
Noble Energy, Inc.	5.625%	5/1/2021	13	13,079
Petroleos Mexicanos (Mexico)(a)	2.64%#	7/18/2018	25	24,437
Pioneer Natural Resources Co.	6.65%	3/15/2017	7	7,240
Pioneer Natural Resources Co.	6.875%	5/1/2018	11	11,803
Pioneer Natural Resources Co.	7.50%	1/15/2020	4	4,526
Range Resources Corp.	5.00%	8/15/2022	20	17,350
Range Resources Corp.	5.75%	6/1/2021	9	7,987
Seven Generations Energy Ltd. (Canada)†(a)	8.25%	5/15/2020	10	10,075
SM Energy Co.	6.125%	11/15/2022	6	4,404
SM Energy Co.	6.50%	11/15/2021	8	5,940
SM Energy Co.	6.50%	1/1/2023	2	1,420
Suncor Energy, Inc. (Canada)(a)	6.10%	6/1/2018	7	7,487
Sunoco, Inc.	5.75%	1/15/2017	2	2,016
Total Capital SA (France)(a)	4.45%	6/24/2020	3	3,299
Valero Energy Corp.	9.375%	3/15/2019	17	20,285
Total				1,115,243

Oil: Crude Producers 4.65%

Columbia Pipeline Group, Inc.†	3.30%	6/1/2020	46	45,760
Copano Energy LLC/Copano Energy Finance Corp.	7.125%	4/1/2021	15	15,428
DCP Midstream LLC†	9.75%	3/15/2019	20	19,225

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers (continued)

Enbridge Energy Partners LP	6.50%	4/15/2018	$15	$15,438
Enbridge Energy Partners LP	9.875%	3/1/2019	32	35,861
Energy Transfer Partners LP	2.50%	6/15/2018	6	5,811
Energy Transfer Partners LP	9.00%	4/15/2019	64	68,330
Energy Transfer Partners LP	9.70%	3/15/2019	42	46,472
EnLink Midstream Partners LP/EnLink Midstream Finance Corp.	7.125%	6/1/2022	13	11,610
Enterprise Products Operating LLC	6.30%	9/15/2017	2	2,117
Florida Gas Transmission Co. LLC†	5.45%	7/15/2020	8	8,588
Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	29	32,482
Gulf South Pipeline Co. LP†	6.30%	8/15/2017	15	15,221
Gulfstream Natural Gas System LLC†	6.95%	6/1/2016	25	25,187
Hiland Partners LP/Hiland Partners Finance Corp.†	5.50%	5/15/2022	12	12,053
Hiland Partners LP/Hiland Partners Finance Corp.†	7.25%	10/1/2020	144	149,580
Kinder Morgan, Inc.	7.25%	6/1/2018	23	24,596
Magellan Midstream Partners LP	5.65%	10/15/2016	42	42,930
Magellan Midstream Partners LP	6.55%	7/15/2019	15	16,752
Midcontinent Express Pipeline LLC†	6.70%	9/15/2019	33	29,700
Northwest Pipeline LLC	7.00%	6/15/2016	25	25,210
Panhandle Eastern Pipeline Co. LP	6.20%	11/1/2017	6	6,191
Plains All American Pipeline LP/PAA Finance Corp.	8.75%	5/1/2019	2	2,212
Regency Energy Partners LP/Regency Energy Finance Corp.	6.50%	7/15/2021	49	48,510
Rockies Express Pipeline LLC†	6.85%	7/15/2018	4	4,010
Sabine Pass LNG LP	6.50%	11/1/2020	29	30,559
Spectra Energy Partners LP	2.95%	6/15/2016	83	83,105
Sunoco Logistics Partners Operations LP	6.125%	5/15/2016	5	5,011
TransCanada PipeLines Ltd. (Canada)(a)	3.125%	1/15/2019	15	15,168
TransCanada PipeLines Ltd. (Canada)(a)	7.125%	1/15/2019	25	27,768
Transcontinental Gas Pipe Line Co. LLC	6.40%	4/15/2016	10	10,002
Williams Cos., Inc. (The)	7.875%	9/1/2021	28	26,033
Williams Partners LP/ACMP Finance Corp.	4.875%	5/15/2023	11	9,565
Williams Partners LP/ACMP Finance Corp.	6.125%	7/15/2022	83	77,169
Total				993,654

Oil: Integrated Domestic 1.11%

Cameron International Corp.	1.15%	12/15/2016	2	1,999
Cameron International Corp.	1.40%	6/15/2017	4	3,953
Cameron International Corp.	4.50%	6/1/2021	6	6,416
Cameron International Corp.	6.375%	7/15/2018	25	27,628
Halliburton Co.	2.70%	11/15/2020	7	7,111
Halliburton Co.	3.25%	11/15/2021	6	6,148
Halliburton Co.	6.15%	9/15/2019	10	11,311

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Integrated Domestic (continued)

National Oilwell Varco, Inc.	1.35%	12/1/2017	$9	$8,807
Schlumberger Holdings Corp.†	2.35%	12/21/2018	40	40,278
Schlumberger Holdings Corp.†	3.00%	12/21/2020	44	44,638
Weatherford International Ltd.	9.625%	3/1/2019	77	77,193
Western Atlas, Inc.	6.00%	6/1/2018	2	2,154
Total				237,636

Paper & Forest Products 0.07%

Georgia-Pacific LLC†	5.40%	11/1/2020	4	4,473
Mercer International, Inc. (Canada)(a)	7.00%	12/1/2019	10	10,100
Total				14,573

Real Estate Investment Trusts 3.77%

American Tower Corp.	2.80%	6/1/2020	43	43,260
American Tower Corp.	3.30%	2/15/2021	19	19,347
American Tower Corp.	7.25%	5/15/2019	32	36,554
Boston Properties LP	5.625%	11/15/2020	25	28,115
Brandywine Operating Partnership LP	5.70%	5/1/2017	5	5,174
DDR Corp.	7.50%	4/1/2017	30	31,612
DDR Corp.	7.50%	7/15/2018	5	5,531
Digital Realty Trust LP	3.40%	10/1/2020	20	20,467
Digital Realty Trust LP	5.875%	2/1/2020	47	52,319
EPR Properties	7.75%	7/15/2020	89	103,174
HCP, Inc.	3.75%	2/1/2019	2	2,065
HCP, Inc.	5.625%	5/1/2017	75	77,804
HCP, Inc.	6.00%	1/30/2017	27	27,897
HCP, Inc.	6.30%	9/15/2016	5	5,102
HCP, Inc.	6.70%	1/30/2018	8	8,618
Healthcare Realty Trust, Inc.	5.75%	1/15/2021	2	2,225
Hospitality Properties Trust	6.70%	1/15/2018	5	5,253
Kilroy Realty LP	4.80%	7/15/2018	25	26,327
Kilroy Realty LP	6.625%	6/1/2020	50	57,540
Mid-America Apartments LP	6.05%	9/1/2016	5	5,083
Regency Centers LP	5.875%	6/15/2017	2	2,097
Senior Housing Properties Trust	3.25%	5/1/2019	2	1,995
Senior Housing Properties Trust	6.75%	4/15/2020	14	15,437
Senior Housing Properties Trust	6.75%	12/15/2021	25	27,607
SL Green Realty Corp.	5.00%	8/15/2018	8	8,407
SL Green Realty Corp.	7.75%	3/15/2020	16	18,749
Ventas Realty LP	1.55%	9/26/2016	2	2,002
Vereit Operating Partnership LP	2.00%	2/6/2017	22	21,890
Vereit Operating Partnership LP	3.00%	2/6/2019	73	72,079

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts (continued)

Vornado Realty LP	2.50%	6/30/2019	$25	$25,226
Weyerhaeuser Co.	6.95%	8/1/2017	41	43,537
Weyerhaeuser Co.	7.375%	10/1/2019	2	2,297
Total				804,790

Retail 0.55%

Chinos Intermediate Holdings A, Inc. PIK†	7.75%	5/1/2019	33	15,847
Dollar General Corp.	4.125%	7/15/2017	19	19,620
Neiman Marcus Group Ltd. LLC†	8.00%	10/15/2021	9	7,785
Neiman Marcus Group Ltd. LLC PIK†	8.75%	10/15/2021	14	10,859
QVC, Inc.	3.125%	4/1/2019	2	2,008
Rite Aid Corp.	9.25%	3/15/2020	9	9,472
Serta Simmons Bedding LLC†	8.125%	10/1/2020	34	35,445
Walgreen Co.	5.25%	1/15/2019	2	2,167
Yum! Brands, Inc.	6.25%	4/15/2016	15	15,024
Total				118,227

Steel 0.28%

Allegheny Technologies, Inc.	9.375%	6/1/2019	30	28,650
Vale Overseas Ltd. (Brazil)(a)	6.25%	1/23/2017	30	30,666
Total				59,316

Technology 0.35%

eBay, Inc.	2.50%	3/9/2018	9	9,150
Expedia, Inc.	7.456%	8/15/2018	58	64,925
Total				74,075

Telecommunications 1.34%

America Movil SAB de CV (Mexico)(a)	5.625%	11/15/2017	20	21,319
AT&T, Inc.	2.80%	2/17/2021	21	21,555
AT&T, Inc.	5.50%	2/1/2018	26	27,868
AT&T, Inc.	5.80%	2/15/2019	10	11,143
Frontier Communications Corp.	8.50%	4/15/2020	5	5,191
Frontier Communications Corp.†	8.875%	9/15/2020	54	56,295
Frontier Communications Corp.	9.25%	7/1/2021	25	25,594
GTE Corp.	6.84%	4/15/2018	40	43,240
T-Mobile USA, Inc.	6.464%	4/28/2019	54	55,350
T-Mobile USA, Inc.	6.625%	11/15/2020	19	19,712
Total				287,267

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Transportation: Miscellaneous 0.03%

Ryder System, Inc.	5.85%	11/1/2016	$3	$3,079
Southern Railway Co.	9.75%	6/15/2020	3	3,863
Total				6,942
Total Corporate Bonds (cost $9,883,742)				9,815,726

FLOATING RATE LOANS(d) 3.92%

Biotechnology Research & Production 0.05%

Amgen, Inc. Term Loan	1.631%	9/18/2018	10	10,141

Computer Software 0.55%

Activision Blizzard, Inc. Term Loan	3.25%	10/13/2020	13	12,746
Activision Blizzard, Inc. Tranche Term Loan A	2.435%	10/13/2020	79	78,802
First Data Corp. 2018 New Dollar Term Loan	3.932%	3/23/2018	27	26,634
Total				118,182

Containers 0.07%

Owens-Illinois Inc. Facility B Term Loan	3.50%	9/1/2022	15	14,859

Electric: Power 0.04%

Moxie Liberty LLC Advance Construction Term Loan B1	7.50%	8/21/2020	5	4,575
Panda Sherman Power LLC Advance Construction Term Loan	9.00%	9/14/2018	1	854
Texas Competitive Electric Holdings Co. LLC DIP Term Loan	3.75%	11/7/2016	4	3,988
Total				9,417

Electrical Equipment 0.48%

Avago Technologies Cayman Holdings Ltd. Term B1 Dollar Loan	4.25%	2/1/2023	91	90,674
Sensata Technologies B.V. 6th Amendment Term Loan (Netherlands)(a)	3.00%	10/14/2021	11	10,856
Total				101,530

Entertainment 0.12%

Kasima LLC Term Loan	3.25%	5/17/2021	25	25,123

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Financial Services 0.18%

Delos Finance S.A.R.L. Term Loan (Luxembourg)(a)	3.50%	3/6/2021	$10	$10,031
Hertz Corp. (The) Letter of Credit Term Loan	1.00%	3/11/2018	4	3,950
Neff Rental LLC 2nd Lien Closing Date Term Loan	7.25%	6/9/2021	13	11,750
Synchrony Financial Term Loan	2.341%	8/5/2019	12	12,098
Total				37,829

Food/Beverage 0.09%

Aramark Corp. Term Loan E	3.25%	9/7/2019	20	19,983

GAMING 0.38%

Seminole Tribe of Florida Initial Term Loan	3.00%	4/29/2020	81	81,424

Health Care Products 0.35%

Mallinckrodt International Finance SA Initial Term Loan B (Luxembourg)(a)	3.25%	3/19/2021	60	58,534
Zimmer Holdings, Inc. Term Loan A	1.808% - 1.8126%	5/29/2019	17	16,716
Total				75,250

Health Care Services 0.02%

Fresenius Medical Care AG & Co. KGaA Tranche A Term Loan	1.993%	10/30/2019	4	4,209

Household Equipment/Products 0.08%

Dell International LLC Term Loan B2	4.00%	4/29/2020	17	16,904

Lodging 0.54%

Cannery Casino Resorts LLC 1st Lien Term Loan	6.00%	10/2/2018	22	21,562
Las Vegas Sands LLC Term Loan B	3.25%	12/19/2020	93	93,126
Total				114,688

Media 0.70%

AMC Networks, Inc. Term Loan A	1.938%	12/16/2019	84	83,245
Charter Communications Operating LLC Term Loan E	3.00%	7/1/2020	46	45,507
CSC Holdings LLC Term Loan B	2.933%	4/17/2020	21	20,972
Total				149,724

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Miscellaneous 0.10%

Harris Corp. 3 Year Tranche Term Loan	2.131%	3/16/2018	$5	$4,615
Harris Corp. 5 Year Tranche Term Loan	1.933%	3/16/2020	16	15,923
Total				20,538

Oil 0.00%

Templar Energy LLC 2nd Lien New Term Loan	8.50%	11/25/2020	3	337

Retail 0.08%

Rite Aid Corp. 2nd Lien Tranche 2 Term Loan	4.875%	6/21/2021	18	18,051

Telecommunications 0.09%

AT&T, Inc. 1st Lien Delayed Draw Term Loan	1.633%	3/2/2018	10	9,962
DigitalGlobe, Inc. Term Loan	4.75%	1/31/2020	10	9,855
Total				19,817
Total Floating Rate Loans (cost $840,519)				838,006

Foreign Government Obligations(a) 0.40%

Dominican Republic 0.02%

Dominican Republic†	9.04%	1/23/2018	4	4,645

Mexico 0.10%

United Mexican States	5.95%	3/19/2019	20	22,325

Peru 0.08%

Republic of Peru	7.125%	3/30/2019	15	17,265

Philippines 0.09%

Republic of Philippines	9.875%	1/15/2019	15	18,492

Poland 0.11%

Republic of Poland	6.375%	7/15/2019	20	22,760
Total Foreign Government Obligations (cost $84,394)				85,487

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Government Sponsored Enterprises Collateralized Mortgage Obligations 2.57%

Federal Home Loan Mortgage Corp. 2011-K704 B†	4.536	%#	10/25/2030	$20	$20,721
Federal Home Loan Mortgage Corp. 2012-K707 B†	3.883	%#	1/25/2047	42	43,057
Federal Home Loan Mortgage Corp. 2012-K709 B†	3.741	%#	4/25/2045	75	76,319
Federal Home Loan Mortgage Corp. 2012-K710 B†	3.821	%#	6/25/2047	85	86,712
Federal Home Loan Mortgage Corp. 2012-K711 B†	3.562	%#	8/25/2045	30	30,636
Federal Home Loan Mortgage Corp. 2013-K713 B†	3.165	%#	4/25/2046	30	29,942
Federal Home Loan Mortgage Corp. 2014-K503 B†	3.009	%#	10/25/2047	10	9,974
Government National Mortgage Assoc. 2014-109 A	2.325%		1/16/2046	18	18,174
Government National Mortgage Assoc. 2014-112 A	3.00%		1/16/2048	9	9,674
Government National Mortgage Assoc. 2014-135 AS	2.30%		2/16/2047	22	22,333
Government National Mortgage Assoc. 2014-64 A	2.20%		2/16/2045	48	48,318
Government National Mortgage Assoc. 2014-64 IO	1.307	%#	12/16/2054	482	40,304
Government National Mortgage Assoc. 2014-78 A	2.20%		4/16/2047	1	1,491
Government National Mortgage Assoc. 2014-78 IO	0.80	%#	3/16/2056	83	5,200
Government National Mortgage Assoc. 2015-47 AE	2.90%		11/16/2055	15	15,180
Government National Mortgage Assoc. 2015-48 AS	2.90%		2/16/2049	34	35,401
Government National Mortgage Assoc. 2015-73 AC	2.90	%#	2/16/2053	54	55,339
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $549,937)					548,775

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 2.89%

Federal Home Loan Mortgage Corp.	2.567	%#	6/1/2041	21	22,499
Federal Home Loan Mortgage Corp.	3.076	%#	10/1/2043	24	25,274
Federal Home Loan Mortgage Corp.	3.203	%#	12/1/2040	50	52,074
Federal Home Loan Mortgage Corp.	3.40	%#	6/1/2042	17	18,158
Federal National Mortgage Assoc.	2.588	%#	10/1/2036	69	72,896
Federal National Mortgage Assoc.	2.72	%#	12/1/2045	12	12,166
Federal National Mortgage Assoc.	2.735	%#	12/1/2045	50	51,396
Federal National Mortgage Assoc.	2.844	%#	10/1/2045	13	13,400
Federal National Mortgage Assoc.	2.893	%#	6/1/2042	34	35,269
Federal National Mortgage Assoc.(e)	3.00	%#	TBA	120	125,353
Federal National Mortgage Assoc.	3.142	%#	3/1/2042	32	33,331
Federal National Mortgage Assoc.	3.355	%#	12/1/2040	4	3,836
Federal National Mortgage Assoc.	3.417	%#	12/1/2040	7	7,741
Federal National Mortgage Assoc.	3.458	%#	10/1/2040	3	2,762
Federal National Mortgage Assoc.	3.689	%#	1/1/2042	66	69,237
Federal National Mortgage Assoc.	3.962	%#	4/1/2040	68	71,650
Total Government Sponsored Enterprises Pass-Throughs (cost $618,421)					617,042

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 0.17%

Miscellaneous

Illinois	5.163%	2/1/2018	$15	$15,652
Illinois	5.877%	3/1/2019	10	10,884
New Jersey Transp Tr Fnd Auth	1.087%	12/15/2016	10	9,991
Total				36,527
Total Municipal Bonds (cost $36,290)				36,527

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 23.52%

A10 Bridge Asset Financing LLC 2015-AA A†	2.486%#	5/15/2030	75	75,000
Americold LLC Trust 2010-ARTA A1†	3.847%	1/14/2029	54	56,621
Aventura Mall Trust 2013-AVM A†	3.867%#	12/5/2032	100	107,187
BAMLL-DB Trust 2012-OSI A1†	2.343%	4/13/2029	56	55,799
Banc of America Commercial Mortgage Trust 2006-6 AM	5.39%	10/10/2045	35	35,449
Banc of America Commercial Mortgage, Inc. 2006-5 A4	5.414%	9/10/2047	4	4,460
Banc of America Merrill Lynch Commercial Mortgage, Inc. 2005-1 AJ	5.516%#	11/10/2042	2	2,433
Banc of America Re-REMIC Trust 2010-RC30 A5B†	5.334%	12/16/2043	100	101,166
BB-UBS Trust 2012-TFT A†	2.892%	6/5/2030	100	99,603
BB-UBS Trust 2012-TFT B†	3.584%#	6/5/2030	100	99,336
Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6 E†	5.406%	11/11/2041	15	16,182
Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6 F†	5.853%#	11/11/2041	25	26,977
Citigroup Commercial Mortgage Trust 2007-C6 A4	5.899%#	12/10/2049	1	1,031
Citigroup Commercial Mortgage Trust 2007-C6 AM	5.899%#	12/10/2049	35	35,394
Citigroup Commercial Mortgage Trust 2013-GC15 A2	3.161%	9/10/2046	100	103,187
Citigroup Commercial Mortgage Trust 2013-SMP D†	3.008%#	1/12/2030	100	99,305
Citigroup Commercial Mortgage Trust 2014-GC19 A1	1.199%	3/10/2047	25	24,886
Citigroup Commercial Mortgage Trust 2015-GC31 XA IO	0.596%#	6/10/2048	996	31,931
Citigroup Commercial Mortgage Trust 2015-SHP2 XCP IO†	0.114%#	7/15/2027	46,545	68,472
COBALT CMBS Commercial Mortgage Trust 2007-C3 AM	5.956%#	5/15/2046	100	102,893
Commercial Mortgage Loan Trust 2008-LS1 ASM	6.298%#	12/10/2049	50	52,001
Commercial Mortgage Pass-Through Certificates 2001-J2A C†	6.586%	7/16/2034	19	19,033
Commercial Mortgage Pass-Through Certificates 2004-LB2A G†	5.54%	3/10/2039	35	38,243
Commercial Mortgage Pass-Through Certificates 2006-C7 A4	6.007%#	6/10/2046	2	1,925
Commercial Mortgage Pass-Through Certificates 2013-CR11 A2	3.047%	10/10/2046	10	10,327
Commercial Mortgage Pass-Through Certificates 2013-CR6 A2	2.122%	3/10/2046	10	10,075
Commercial Mortgage Pass-Through Certificates 2013-LC6 A2	1.906%	1/10/2046	32	32,102
Commercial Mortgage Pass-Through Certificates 2013-SFS A1†	1.873%	4/12/2035	148	146,454
Commercial Mortgage Pass-Through Certificates 2014-KYO A†	1.338%#	6/11/2027	100	98,983
Commercial Mortgage Pass-Through Certificates 2014-SAVA A†	1.587%#	6/15/2034	54	53,492

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Commercial Mortgage Pass-Through Certificates 2014-UBS5 XB1 IO†	0.252%#	9/10/2047	$2,000	$24,887
Commercial Mortgage Pass-Through Certificates 2015-PC1 XA IO†	0.941%#	7/10/2050	100	4,725
Core Industrial Trust 2015-CALW XA IO†	0.939%#	2/10/2034	1,006	42,284
Credit Suisse Commercial Mortgage Trust 2006-C5 AM	5.343%	12/15/2039	32	32,393
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA B1†	5.466%	5/15/2023	50	54,125
Credit Suisse First Boston Mortgage Securities Corp. 2006-OMA B2†	5.538%	5/15/2023	100	109,805
Credit Suisse Mortgage Capital Certificates 2007-C2 A2	5.448%	1/15/2049	1	535
Credit Suisse Mortgage Capital Certificates 2014-TIKI C†	2.236%#	9/15/2038	100	96,655
CSAIL Commercial Mortgage Trust 2015-C4 A2	3.157%	11/15/2048	10	10,478
DBRR Trust 2013-EZ3 A†	1.636%	12/18/2049	71	71,282
DBUBS Mortgage Trust 2011-LC2A D†	5.673%#	7/10/2044	100	104,237
DBWF Mortgage Trust 2015-LCM A1†	2.998%	6/10/2034	24	24,407
GAHR Commericial Mortgage Trust 2015-NRF EFX†	3.495%#	12/15/2019	20	18,805
GS Mortgage Securities Corp. II 2013-GC10 A3	2.613%	2/10/2046	100	102,898
GS Mortgage Securities Trust 2006-GG8 AM	5.591%	11/10/2039	100	101,357
GS Mortgage Securities Trust 2012-GC6 XA IO†	2.233%#	1/10/2045	339	28,672
GS Mortgage Securities Trust 2013-GC14 A1	1.217%	8/10/2046	42	41,801
GS Mortgage Securities Trust 2015-GS1 XB IO	0.332%#	11/10/2048	1,082	21,483
GS Mortgage Securities Trust 2016-RENT C†	4.202%	2/10/2029	100	101,213
H/2 Asset Funding 2015-1A-AFL	1.837%#	6/24/2049	25	23,609
H/2 Asset Funding 2015-1A-AFX	3.353%#	6/24/2049	25	24,198
H/2 Asset Funding 2015-1A-BFX	3.993%#	6/24/2049	25	22,813
Hudsons Bay Simon JV Trust 2015-HB7 XA7 IO†	1.417%#	8/5/2034	1,000	73,235
Irvine Core Office Trust 2013-IRV A1†	2.068%	5/15/2048	37	37,588
JPMorgan Chase Commercial Mortgage Securities Trust 2004-LN2 A2	5.115%	7/15/2041	4	3,660
JPMorgan Chase Commercial Mortgage Securities Trust 2005-LDP2 AJ	4.842%	7/15/2042	4	3,735
JPMorgan Chase Commercial Mortgage Securities Trust 2006-CB16 A4	5.552%	5/12/2045	7	7,081
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CB19 AM	5.889%#	2/12/2049	85	86,852
JPMorgan Chase Commercial Mortgage Securities Trust 2009-IWST C†	7.693%#	12/5/2027	25	29,216
JPMorgan Chase Commercial Mortgage Securities Trust 2012-WLDN A†	3.905%	5/5/2030	98	104,725
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 A2	3.046%	4/15/2047	10	10,369
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C24 A1	1.539%	11/15/2047	8	8,167

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JPMorgan Chase Commercial Mortgage Securities Trust 2014-C26 XA IO	1.322%#	1/15/2048	$994	$62,953
JPMorgan Chase Commercial Mortgage Securities Trust 2014-DSTY A†	3.429%	6/10/2027	100	103,743
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 XA IO	0.864%#	7/15/2048	996	40,023
LB-UBS Commercial Mortgage Trust 2006-C4 AM	6.115%#	6/15/2038	30	30,118
LB-UBS Commercial Mortgage Trust 2006-C7 AM	5.378%	11/15/2038	50	50,700
LB-UBS Commercial Mortgage Trust 2007-C1 AM	5.455%	2/15/2040	25	25,394
LMREC, Inc. 2015-CRE1 A†	2.182%#	2/22/2032	100	98,470
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C12 A2	3.001%	10/15/2046	10	10,369
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23 XA IO	0.90%#	7/15/2050	497	21,420
Morgan Stanley Capital I 2006-T23 A4	6.12%#	8/12/2041	8	8,301
Morgan Stanley Capital I Trust 2007-HQ12 AM	5.903%#	4/12/2049	175	176,465
Morgan Stanley Capital I Trust 2011-C2 A4†	4.661%	6/15/2044	110	122,257
Morgan Stanley Capital I Trust 2011-C3 A4	4.118%	7/15/2049	61	66,566
Morgan Stanley Re-REMIC Trust 2009-GG10 A4B†	5.987%#	8/12/2045	100	102,250
MSCG Trust 2015-ALDR A1†	2.612%	6/7/2035	23	23,726
Prima Capital CRE Securization 2006-1	2.55%	8/26/2049	100	98,830
ReadyCap Commercial Mortgage Trust 2015-2 A†	3.804%	6/25/2055	49	49,760
Selkirk Ltd. 3 A†	1.86%	12/20/2041	55	55,538
TimberStar Trust I 2006-1A A†	5.668%	10/15/2036	190	192,844
UBS-Barclays Commercial Mortgage Trust 2012-C4 AAB	2.459%	12/10/2045	25	25,302
UBS-Barclays Commercial Mortgage Trust 2013-C5 XA IO†	1.21%#	3/10/2046	959	52,209
UBS-Citigroup Commercial Mortgage Trust 2011-C1 A3	3.595%	1/10/2045	20	21,425
Wachovia Bank Commercial Mortgage Trust 2004-C11 A5	5.215%#	1/15/2041	1	1,382
Wachovia Bank Commercial Mortgage Trust 2006-C27 AM	5.795%	7/15/2045	10	10,069
Wachovia Bank Commercial Mortgage Trust 2006-C29 AM	5.339%	11/15/2048	25	25,312
Wachovia Bank Commercial Mortgage Trust 2007-C30 AM	5.383%	12/15/2043	150	152,754
Wachovia Bank Commercial Mortgage Trust 2007-C31 AM	5.591%	4/15/2047	50	51,277
Wells Fargo Commercial Mortgage Trust 2010-C1 C†	5.799%#	11/15/2043	5	5,338
Wells Fargo Commercial Mortgage Trust 2015-C29 XB IO	0.10%#	6/15/2048	2,000	7,919
Wells Fargo Commercial Mortgage Trust 2015-NXS4 A2A	3.075%	12/15/2048	10	10,512
Wells Fargo Commercial Mortgage Trust 2015-NXS4 A2B	4.756%#	12/15/2048	36	40,390
Wells Fargo Commercial Mortgage Trust 2015-SG1 XA IO	0.828%#	12/15/2047	994	54,122
Wells Fargo Resecuritization Trust 2012-IO A†	1.75%	8/20/2021	15	15,045
WF-RBS Commercial Mortgage Trust 2011-C3 A2†	3.24%	3/15/2044	11	10,761
WF-RBS Commercial Mortgage Trust 2011-C4 A3†	4.394%	6/15/2044	100	105,506

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

WF-RBS Commercial Mortgage Trust 2012-C8 A2	1.881%	8/15/2045	$20	$20,071
WF-RBS Commercial Mortgage Trust 2012-C8 XA IO†	2.313%#	8/15/2045	472	37,512
Total Non-Agency Commercial Mortgage-Backed Securities (cost $5,077,720)				5,023,870
Total Long-Term Investments (cost $20,061,405)				19,935,696

SHORT-TERM INVESTMENTS 7.41%

CORPORATE BONDS 1.86%

Banks: Regional 0.50%

Bank of America Corp.	5.75%	8/15/2016	55	55,920
First Midwest Bancorp, Inc.	5.875%	11/22/2016	50	51,193
Total				107,113

Building Materials 0.12%

Lafarge SA (France)(a)	6.50%	7/15/2016	25	25,374

Electric: Power 0.14%

Jersey Central Power & Light Co.	5.625%	5/1/2016	25	25,069
Ohio Power Co.	6.00%	6/1/2016	5	5,037
Total				30,106

Financial Services 0.04%

International Lease Finance Corp.†	6.75%	9/1/2016	4	4,065
Raymond James Financial, Inc.	4.25%	4/15/2016	4	4,004
Total				8,069

Insurance 0.08%

Symetra Financial Corp.†	6.125%	4/1/2016	3	3,000
Unum Group	7.125%	9/30/2016	15	15,412
Total				18,412

Media 0.04%

Viacom, Inc.	2.50%	12/15/2016	7	7,037
Viacom, Inc.	6.25%	4/30/2016	2	2,008
Total				9,045

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals & Minerals: Miscellaneous 0.01%

Glencore Funding LLC†	1.796%#	5/27/2016	$2	$1,994

Natural Gas 0.01%

Sempra Energy	6.50%	6/1/2016	2	2,016

Office Furniture & Business Equipment 0.05%

Xerox Corp.	7.20%	4/1/2016	10	10,000

Oil 0.05%

Canadian Natural Resources Ltd. (Canada)(a)	6.00%	8/15/2016	2	2,026
Occidental Petroleum Corp.	1.75%	2/15/2017	2	2,004
Pioneer Natural Resources Co.	5.875%	7/15/2016	8	8,081
Total				12,111

Oil: Crude Producers 0.37%

Enbridge, Inc. (Canada)(a)	1.262%#	10/1/2016	25	24,758
Plains All American Pipeline LP/PAA Finance Corp.	5.875%	8/15/2016	50	50,230
Plains All American Pipeline LP/PAA Finance Corp.	6.125%	1/15/2017	2	2,066
TransCanada PipeLines Ltd. (Canada)(a)	7.69%	6/30/2016	2	2,027
Total				79,081

Paper & Forest Products 0.02%

International Paper Co.	5.25%	4/1/2016	4	4,000

Real Estate Investment Trusts 0.23%

Brandywine Operating Partnership LP	6.00%	4/1/2016	25	25,000
Hospitality Properties Trust	5.625%	3/15/2017	10	10,332
Liberty Property LP	5.50%	12/15/2016	10	10,273
Welltower, Inc.	6.20%	6/1/2016	3	3,024
Total				48,629

Telecommunications 0.20%

Embarq Corp.	7.082%	6/1/2016	27	27,241
Qwest Corp.	8.375%	5/1/2016	15	15,098
Total				42,339
Total Corporate Bonds (cost $398,486)				398,289

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
FLOATING RATE LOAN(d) 0.03%

Air Transportation

Delta Air Lines, Inc. 2014 Term Loan B2 (cost $6,929)	2.683%	4/18/2016	$7	$6,936

REPURCHASE AGREEMENT 3.03%

Repurchase Agreement dated 3/31/2016, 0.03% due 4/1/2016 with Fixed Income Clearing Corp. collateralized by $645,000 of U.S.Treasury Note at 1.75% due 4/30/2022; value: $659,513; proceeds: $646,507 (cost $646,506)			647	646,506

U.S. TREASURY OBLIGATION 2.49%

U.S. Treasury Note (cost $531,454)	1.00%	9/30/2016	530	531,542
Total Short-Term Investments (cost $1,583,375)				1,583,273
Total Investments in Securities 100.75% (cost $21,644,780)				21,518,969
Liabilities in Excess of Cash, Foreign Cash and Other Assets(f) (0.75%)				(160,505)
Net Assets 100.00%				$21,358,464

IO	Interest Only.
PIK	Payment-in-kind.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2016.
(a)	Foreign security traded in U.S. dollars.
(b)	Defaulted (non-income producing security).
(c)	Amount is less than $1,000.
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at March 31, 2016.
(e)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(f)	Liabilities in Excess of Cash, Foreign Cash and Other Assets include net unrealized depreciation on futures contracts as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2016

Open Futures Contracts at March 31, 2016:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	June 2016	31	Long	$6,781,250	$(53)
U.S. 5-Year Treasury Note	June 2016	22	Short	(2,665,609)	(4,469)
Totals				$4,115,641	$(4,522)

The following is a summary of the inputs used as of March 31, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3		Total
Asset-Backed Securities	$—	$2,961,701	$—		$2,961,701
Convertible Bonds	—	8,562	—		8,562
Corporate Bonds
Computer Software	—	61,364	1	(4)	61,365
Remaining Industries	—	10,152,650	—		10,152,650
Floating Rate Loans(5)
Air Transportation	—	6,936	—		6,936
Biotechnology Research & Production	—	10,141	—		10,141
Computer Software	—	118,182	—		118,182
Containers	—	14,859	—		14,859
Electric: Power	—	8,563	854		9,417
Electrical Equipment	—	101,530	—		101,530
Entertainment	—	25,123	—		25,123
Financial Services	—	37,829	—		37,829
Food/Beverage	—	19,983	—		19,983
Gaming	—	81,424	—		81,424
Health Care Products	—	58,534	16,716		75,250
Health Care Services	—	—	4,209		4,209
Household Equipment/Products	—	16,904	—		16,904
Lodging	—	114,688	—		114,688
Media	—	149,724	—		149,724
Miscellaneous	—	—	20,538		20,538
Oil	—	337	—		337
Retail	—	18,051	—		18,051
Telecommunications	—	9,855	9,962		19,817
Foreign Government Obligations	—	85,487	—		85,487
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	548,775	—		548,775
Government Sponsored Enterprises Pass-Throughs	—	617,042	—		617,042
Municipal Bonds	—	36,527	—		36,527 (5)
Non-Agency Commercial Mortgage-Backed Securities	—	4,658,378	365,492	(6)	5,023,870
Repurchase Agreement	—	646,506	—		646,506
U.S. Treasury Obligation	—	531,542	—		531,542
Total	$—	$21,101,197	$417,772		$21,518,969
Other Financial Instruments
Futures Contracts
Assets	$—	$—	$—		$—
Liabilities	(4,522)	—	—		(4,522)
Total	$(4,522)	$—	$—		$(4,522)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - SHORT DURATION INCOME PORTFOLIO March 31, 2016

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no Level 1/Level 2 transfers during the period ended March 31, 2016.
(4)	Level 3 Securities fair valued by the Pricing Committee, as described in Note 2(a) in the Notes to Schedule of Investments.
(5)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(6)	Includes securities (A10 Bridge Asset Financing LLC 2015-AA A, DBRR Trust 2013-EZ3 A, H/2 Asset Funding 2015-1A-AFL, H/2 Asset Funding 2015-1A-AFX, H/2 Asset Funding 2015-1A-BFX, Prima Capital CRE Securization 2006-1, ReadyCap Commercial Mortgage Trust 2015-2 A, (Non-Agency Commercial Mortgage-Backed Securities)) valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities	Corporate Bonds	Floating Rate Loans	Non-Agency Commercial Mortgage-Backed Securities
Balance as of December 31, 2016	$380,147	$3,850	$68,224	$420,319
Accrued discounts/premiums	—	(30)	6	2
Realized gain (loss)	9	—	15	52
Change in unrealized appreciation/depreciation	31	(3,819)	(92)	(1,214)
Purchases	—	—	—	—
Sales	(16,008)	—	(6,123)	(28,322)
Net transfers in or out of Level 3	(364,179)	—	(9,751)	(25,345)
Balance as of March 31, 2016	$—	$1	$52,279	$365,492

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 106.27%

ASSET-BACKED SECURITIES 17.63%

Automobiles 9.68%

American Credit Acceptance Receivables Trust 2015-1 C†	4.29%	4/12/2021	$717	$709,339
AmeriCredit Automobile Receivables Trust 2013-1 C	1.57%	1/8/2019	260	260,078
AmeriCredit Automobile Receivables Trust 2013-5 A3	0.90%	9/10/2018	299	298,750
AmeriCredit Automobile Receivables Trust 2014-1 A3	0.90%	2/8/2019	381	380,273
AmeriCredit Automobile Receivables Trust 2014-1 C	2.15%	3/9/2020	402	403,491
Americredit Automobile Receivables Trust 2014-4 A3	1.27%	7/8/2019	920	919,912
AmeriCredit Automobile Receivables Trust 2014-4 D	3.07%	11/9/2020	829	831,155
AmeriCredit Automobile Receivables Trust 2015-3 D	3.34%	8/8/2021	633	636,026
AmeriCredit Automobile Receivables Trust 2016-1 D	3.59%	2/8/2022	470	471,956
Avis Budget Rental Car Funding AESOP LLC 2011-3A A†	3.41%	11/20/2017	548	552,194
Avis Budget Rental Car Funding AESOP LLC 2011-5A A†	3.27%	2/20/2018	402	406,173
Avis Budget Rental Car Funding AESOP LLC 2012-2A A†	2.802%	5/20/2018	1,148	1,157,566
Avis Budget Rental Car Funding AESOP LLC 2012-3A A†	2.10%	3/20/2019	525	524,183
Avis Budget Rental Car Funding AESOP LLC 2014-1A A†	2.46%	7/20/2020	592	592,491
Avis Budget Rental Car Funding AESOP LLC 2014-2A A†	2.50%	2/20/2021	1,074	1,072,140
Avis Budget Rental Car Funding AESOP LLC 2015-1A A†	2.50%	7/20/2021	970	966,320
Avis Budget Rental Car Funding AESOP LLC 2015-2A A†	2.63%	12/20/2021	596	593,091
BMW Vehicle Lease Trust 2015-1 A3	1.24%	12/20/2017	1,005	1,005,957
California Republic Auto Receivables Trust 2014-4 A2	0.77%	9/15/2017	97	97,257
California Republic Auto Receivables Trust 2015-1 A2	0.88%	12/15/2017	293	293,002
California Republic Auto Receivables Trust 2015-2 A4	1.75%	1/15/2021	525	523,011
California Republic Auto Receivables Trust 2015-2 B	2.53%	6/15/2021	908	891,057
California Republic Auto Receivables Trust 2015-3 B	2.70%	9/15/2021	115	113,252
California Republic Auto Receivables Trust 2016-1 A2	1.50%	12/17/2018	851	851,879
Capital Auto Receivables Asset Trust 2013-4 A3	1.09%	3/20/2018	635	634,996
Capital Auto Receivables Asset Trust 2014-3 B†	2.35%	7/22/2019	938	941,754
Capital Auto Receivables Asset Trust 2015-1 A3	1.61%	6/20/2019	680	681,177
Capital Auto Receivables Asset Trust 2015-2 A1A	0.99%	10/20/2017	1,156	1,154,464
Capital Auto Receivables Asset Trust 2015-2 A2	1.39%	9/20/2018	485	484,974
CarFinance Capital Auto Trust 2014-1A A†	1.46%	12/17/2018	24	23,883
CarMax Auto Owner Trust 2013-3 A3	0.97%	4/16/2018	780	779,467
CarMax Auto Owner Trust 2015-2 A2A	0.82%	6/15/2018	225	224,636
Chrysler Capital Auto Receivables Trust 2013-BA A3†	0.85%	5/15/2018	210	209,843
Chrysler Capital Auto Receivables Trust 2014-AA A3†	0.83%	9/17/2018	907	906,464
Chrysler Capital Auto Receivables Trust 2014-BA A3†	1.27%	5/15/2019	777	776,855
Drive Auto Receivables Trust 2015-AA C†	3.06%	5/17/2021	242	241,513
Drive Auto Receivables Trust 2015-AA D†	4.12%	7/15/2022	336	333,665
Drive Auto Receivables Trust 2015-BA B†	2.12%	6/17/2019	377	377,248
Drive Auto Receivables Trust 2015-DA C†	3.38%	11/15/2021	585	582,718
Drive Auto Receivables Trust 2015-DA D†	4.59%	1/17/2023	607	599,040

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Automobiles (continued)

First Investors Auto Owner Trust 2013-2A D†	3.58%	6/15/2020	$261	$259,738
First Investors Auto Owner Trust 2015-2A A1†	1.59%	12/16/2019	893	890,953
Ford Credit Auto Owner Trust 2013-D A3	0.67%	4/15/2018	383	382,215
GM Financial Automobile Leasing Trust 2014-2A A3†	1.22%	1/22/2018	360	360,086
Harley-Davidson Motorcycle Trust 2015-2 A4	1.66%	12/15/2022	299	299,528
Honda Auto Receivables Owner Trust 2013-2 A3	0.53%	2/16/2017	22	22,401
Honda Auto Receivables Owner Trust 2013-3 A3	0.77%	5/15/2017	267	266,900
Honda Auto Receivables Owner Trust 2013-4 A3	0.69%	9/18/2017	226	225,993
Hyundai Auto Lease Securitization Trust 2014-B A2†	0.61%	2/15/2017	37	36,856
Hyundai Auto Receivables Trust 2015-A A2	0.68%	10/16/2017	288	287,759
M&T Bank Auto Receivables Trust 2013-1A A3†	1.06%	11/15/2017	284	284,147
M&T Bank Auto Receivables Trust 2013-1A A4†	1.57%	8/15/2018	858	859,805
Mercedes-Benz Auto Lease Trust 2016 A A2A	1.34%	7/16/2018	1,033	1,034,855
Porsche Innovative Lease Owner Trust 2014-1 A3†	1.03%	11/20/2017	1,396	1,396,281
Santander Drive Auto Receivables Trust 2014-2 C	2.33%	11/15/2019	375	376,899
Santander Drive Auto Receivables Trust 2014-3 C	2.13%	8/17/2020	433	433,354
Santander Drive Auto Receivables Trust 2014-4 B	1.82%	5/15/2019	275	275,280
Santander Drive Auto Receivables Trust 2014-4 C	2.60%	11/16/2020	638	642,186
Santander Drive Auto Receivables Trust 2015-1 C	2.57%	4/15/2021	1,924	1,930,544
Santander Drive Auto Receivables Trust 2016-1 D	3.99%	4/15/2022	354	353,248
SunTrust Auto Receivables Trust 2015-1A A2†	0.99%	6/15/2018	1,392	1,391,586
SunTrust Auto Receivables Trust 2015-1A D†	3.24%	1/16/2023	727	716,043
TCF Auto Receivables Owner Trust 2015-1A A3†	1.49%	12/16/2019	1,273	1,270,088
TCF Auto Receivables Owner Trust 2015-1A B†	2.49%	4/15/2021	791	790,313
World Omni Automobile Lease Securitization Trust 2014-A A3	1.16%	9/15/2017	424	423,828
Total				38,714,136

Credit Cards 1.98%

Capital One Multi-Asset Execution Trust 2014-A2	1.26%	1/15/2020	424	425,000
Chase Issuance Trust 2014-A1	1.15%	1/15/2019	1,940	1,943,637
Chase Issuance Trust 2014-A6	1.26%	7/15/2019	800	802,190
Citibank Credit Card Issuance Trust 2013-A6	1.32%	9/7/2018	1,210	1,212,340
Citibank Credit Card Issuance Trust 2014-A2	1.02%	2/22/2019	1,323	1,323,607
Discover Card Execution Note Trust 2013-A5	1.04%	4/15/2019	474	474,578
Synchrony Credit Card Master Note Trust 2011-2 A	0.916%#	5/15/2019	1,505	1,505,490
World Financial Network Credit Card Master Trust 2013-B A	0.91%	3/16/2020	216	216,003
Total				7,902,845

Home Equity 0.11%

Asset Backed Securities Corp. Home Equity Loan Trust Series NC 2006-HE4 A5	0.596%#	5/25/2036	37	35,103
Home Equity Asset Trust 2006-7 2A2	0.546%#	1/25/2037	2	1,508

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2016

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Home Equity (continued)

Meritage Mortgage Loan Trust 2004-2 M3	1.411	%#	1/25/2035	$354	$334,752
New Century Home Equity Loan Trust 2005-A A6	4.653%		8/25/2035	71	69,171
Total					440,534

Other 5.86%

Apollo Credit Funding IV Ltd. 4A A1†	1.791	%#	4/15/2027	1,000	993,669
Carlyle Global Market Strategies CLO Ltd. 2013-2A A1†	1.465	%#	4/18/2025	400	395,300
Carlyle Global Market Strategies CLO Ltd. 2015-2A A1†	1.793	%#	4/27/2027	850	847,292
Cent CLO Ltd. 2013-19A A1A†	1.654	%#	10/29/2025	850	833,586
CIFC Funding II Ltd. 2014-2A A1L†	1.862	%#	5/24/2026	250	248,250
CNH Equipment Trust 2015-B A4	1.89%		4/15/2022	373	375,651
CNH Wholesale Master Note Trust 2013-2A A†	1.036	%#	8/15/2019	703	702,168
Dell Equipment Finance Trust 2015-2 A3†	1.72%		9/22/2020	259	258,769
Diamond Resorts Owner Trust 2015-2 A†	2.99%		5/22/2028	301	301,059
Engs Commercial Finance Trust 2015-1A A2†	2.31%		10/22/2021	927	927,805
Ford Credit Floorplan Master Owner Trust 2012-2 A	1.92%		1/15/2019	750	753,491
Fortress Credit BSL II Ltd. 2013-2A A1F†	1.815	%#	10/19/2025	200	197,827
Fortress Credit BSL Ltd. 2013-1A A†	1.495	%#	1/19/2025	900	882,524
Gleneagles CLO Ltd. 2005-1A B†	1.166	%#	11/1/2017	177	176,751
GMF Floorplan Owner Revolving Trust 2015-1 B†	1.97%		5/15/2020	394	390,091
Hempstead CLO LP 2013-1A A1†	1.821	%#	1/15/2026	1,000	993,209
Jackson Mill CLO Ltd. 2015-1A A†	1.861	%#	4/15/2027	1,100	1,079,974
JFIN Revolver CLO Ltd. 2015-4A A†	1.47	%#	4/22/2020	1,174	1,166,603
John Deere Owner Trust 2014-A A3	0.92%		4/16/2018	324	324,165
Leaf Receivables Funding 10 LLC 2015-1 A4†	2.03%		8/17/2020	535	532,017
Marathon CLO IV Ltd. 2012-4A A1†	1.76	%#	5/20/2023	733	732,404
Oaktree CLO Ltd. 2014-2A A1A†	1.847	%#	10/20/2026	1,000	988,879
Oaktree EIF I Ltd. 2015-A1 B†	3.245	%#	10/18/2027	900	897,318
Octagon Investment Partners XIX Ltd. 2014-1A A†	1.841	%#	4/15/2026	500	496,874
OneMain Financial Issuance Trust 2015-2A A†	2.57%		7/18/2025	446	440,506
OneMain Financial Issuance Trust 2016-1A A†	3.66%		2/20/2029	315	311,320
OZLM Funding Ltd. 2012-1A A2R†	2.67	%#	7/22/2027	1,000	994,698
OZLM VII Ltd. 2014-7A A1B†	1.805	%#	7/17/2026	1,000	994,733
OZLM VIII Ltd. 2014-8A A1A†	1.755	%#	10/17/2026	410	407,189
Recette CLO LLC 2015-1A B1†	2.602	%#	10/20/2027	250	238,257
Sheridan Square CLO Ltd. 2013-1A A1†	1.371	%#	4/15/2025	500	489,436
SLM Private Education Loan Trust 2010-A 2A†	3.686	%#	5/16/2044	45	45,932
SLM Private Education Loan Trust 2011-B A1†	1.286	%#	12/16/2024	176	176,399
SLM Private Education Loan Trust 2012-A A1†	1.836	%#	8/15/2025	56	56,198

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

SLM Private Education Loan Trust 2012-C A1†	1.536%#	8/15/2023	$232	$231,494
SLM Private Education Loan Trust 2012-E A1†	1.186%#	10/16/2023	363	362,237
SLM Student Loan Trust 2011-1 A1	0.953%#	3/25/2026	34	33,881
Tryon Park CLO Ltd. 2013-1A A1†	1.441%#	7/15/2025	800	780,928
Venture XVI CLO Ltd. 2014-16A A1L†	1.821%#	4/15/2026	988	977,031
Venture XVII CLO Ltd. 2014-17A A†	1.801%#	7/15/2026	650	645,742
Venture XVIII CLO Ltd. 2014-18A A†	1.771%#	10/15/2026	500	493,469
Westchester CLO Ltd. 2007-1A A1A†	0.554%#	8/1/2022	234	231,442
Total				23,406,568
Total Asset-Backed Securities (cost $70,632,957)				70,464,083

CORPORATE BONDS 29.80%

Aerospace/Defense 0.00%

Embraer SA (Brazil)(a)	5.15%	6/15/2022	10	9,500

Air Transportation 0.07%

Air Canada (Canada)†(a)	7.75%	4/15/2021	70	69,300
American Airlines 2013-2 Class B Pass-Through Trust†	5.60%	7/15/2020	199	200,958
Total				270,258

Auto Parts: Original Equipment 0.13%

International Automotive Components Group SA (Luxembourg)†(a)	9.125%	6/1/2018	280	253,400
MPG Holdco I, Inc.	7.375%	10/15/2022	253	251,735
Total				505,135

Automotive 0.59%

Ford Motor Co.	6.375%	2/1/2029	57	66,944
Ford Motor Co.	6.625%	10/1/2028	626	761,570
General Motors Co.	5.00%	4/1/2035	604	566,339
General Motors Co.	6.60%	4/1/2036	877	967,776
Total				2,362,629

Banks: Regional 3.24%

Agricola Senior Trust†	6.75%	6/18/2020	180	180,900
Bank of America Corp.	3.95%	4/21/2025	400	398,733
Bank of America Corp.	4.20%	8/26/2024	938	956,838
Bank of America Corp.	4.25%	10/22/2026	566	575,654

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Banks: Regional (continued)

Barclays plc (United Kingdom)(a)	3.65%	3/16/2025	$213	$200,179
Barclays plc (United Kingdom)(a)	4.375%	1/12/2026	453	445,399
BBVA Banco Continental SA (Peru)†(a)	5.25%	9/22/2029	200	202,250
Citigroup, Inc.	5.50%	9/13/2025	967	1,060,165
Goldman Sachs Group, Inc. (The)	6.25%	2/1/2041	338	421,704
Goldman Sachs Group, Inc. (The)	6.75%	10/1/2037	573	686,498
Intesa Sanpaolo SpA (Italy)†(a)	5.71%	1/15/2026	523	508,506
JPMorgan Chase & Co.	3.875%	9/10/2024	1,159	1,190,745
JPMorgan Chase & Co.	4.25%	10/1/2027	627	653,645
Lloyds Banking Group plc (United Kingdom)†(a)	4.582%	12/10/2025	743	729,842
Macquarie Bank Ltd. (Australia)†(a)	4.875%	6/10/2025	500	502,502
Macquarie Bank Ltd. (Australia)†(a)	6.625%	4/7/2021	271	308,692
Morgan Stanley	4.00%	7/23/2025	27	28,287
Morgan Stanley	5.00%	11/24/2025	389	421,794
Morgan Stanley	7.25%	4/1/2032	84	113,379
Santander UK Group Holdings plc (United Kingdom)†(a)	4.75%	9/15/2025	770	730,572
Santander UK plc (United Kingdom)(a)	7.95%	10/26/2029	835	1,100,214
UBS Group Funding Jersey Ltd. (Jersey)†(a)	4.125%	4/15/2026	534	534,742
Wells Fargo & Co.	4.10%	6/3/2026	673	707,228
Wells Fargo Bank NA	5.85%	2/1/2037	234	285,474
Total				12,943,942

Beverages 0.42%

Anadolu Efes Biracilik Ve Malt Sanayii AS (Turkey)†(a)	3.375%	11/1/2022	240	211,483
Anheuser-Busch InBev Finance, Inc.	4.70%	2/1/2036	515	557,642
Central American Bottling Corp. (Guatemala)†(a)	6.75%	2/9/2022	205	216,788
Corporacion Lindley SA (Peru)†(a)	4.625%	4/12/2023	27	27,540
Fomento Economico Mexicano SAB de CV (Mexico)(a)	4.375%	5/10/2043	300	294,962
JB y Cia SA de CV (Mexico)†(a)	3.75%	5/13/2025	350	353,024
Total				1,661,439

Biotechnology Research & Production 0.48%

Amgen, Inc.	4.95%	10/1/2041	158	170,773
Amgen, Inc.	6.40%	2/1/2039	1,387	1,740,649
Total				1,911,422

Building Materials 0.38%

GCP Applied Technologies, Inc.†	9.50%	2/1/2023	94	102,225
Standard Industries, Inc.†	5.50%	2/15/2023	272	279,480

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Building Materials (continued)
Standard Industries, Inc.†	6.00%	10/15/2025	$1,086	$1,153,875
Total				1,535,580

Business Services 0.18%

Mersin Uluslararasi Liman Isletmeciligi AS (Turkey)†(a)	5.875%	8/12/2020	200	209,000
Total System Services, Inc.	4.80%	4/1/2026	306	316,357
Western Union Co. (The)	3.35%	5/22/2019	202	205,481
Total				730,838

Chemicals 0.56%

Blue Cube Spinco, Inc.†	10.00%	10/15/2025	1,070	1,227,825
Mexichem SAB de CV (Mexico)†(a)	4.875%	9/19/2022	205	213,712
Montell Finance Co. BV (Netherlands)†(a)	8.10%	3/15/2027	624	810,394
Total				2,251,931

Computer Hardware 0.51%

Dell, Inc.	7.10%	4/15/2028	401	392,980
Denali International LLC/Denali Finance Corp.†	5.625%	10/15/2020	527	557,237
Hewlett-Packard Enterprise Co.†	4.90%	10/15/2025	1,056	1,088,818
Total				2,039,035

Containers 0.17%

Coveris Holdings SA (Luxembourg)†(a)	7.875%	11/1/2019	200	180,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	8.50%	5/15/2018	500	500,625
Total				680,625

Diversified 0.10%

Argos Merger Sub, Inc.†	7.125%	3/15/2023	367	391,039
DH Services Luxembourg Sarl (Luxembourg)†(a)	7.75%	12/15/2020	2	1,985
Total				393,024

Drugs 0.81%

Alphabet Holding Co., Inc. PIK	7.75%	11/1/2017	657	663,570
Express Scripts Holding Co.	6.125%	11/15/2041	1,044	1,177,401
Forest Laboratories LLC†	5.00%	12/15/2021	1,093	1,221,718
Zoetis, Inc.	4.70%	2/1/2043	167	157,633
Total				3,220,322

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Power 0.99%

AES El Salvador Trust II†	6.75%	3/28/2023	$260	$204,100
AES Gener SA (Chile)†(a)	5.00%	7/14/2025	200	201,570
Appalachian Power Co.	7.00%	4/1/2038	529	680,294
Berkshire Hathaway Energy Co.	6.50%	9/15/2037	73	95,498
Dominion Resources, Inc.	7.00%	6/15/2038	266	335,208
Empresa Electrica Guacolda SA (Chile)†(a)	4.56%	4/30/2025	200	191,851
Entergy Corp.	5.125%	9/15/2020	672	737,863
Exelon Generation Co. LLC	5.60%	6/15/2042	390	378,392
Exelon Generation Co. LLC	6.25%	10/1/2039	692	716,848
Origin Energy Finance Ltd. (Australia)†(a)	3.50%	10/9/2018	375	355,506
Red Oak Power LLC	8.54%	11/30/2019	66	66,706
Total				3,963,836

Engineering & Contracting Services 0.23%

China Railway Resources Huitung Ltd. (Hong Kong)(a)	3.85%	2/5/2023	900	930,549

Entertainment 0.31%

CCM Merger, Inc.†	9.125%	5/1/2019	258	268,320
Eldorado Resorts, Inc.	7.00%	8/1/2023	100	104,000
Mohegan Tribal Gaming Authority†	11.00%	9/15/2018	163	163,407
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	9.50%	6/15/2019	183	189,405
Seminole Tribe of Florida, Inc.†	6.535%	10/1/2020	475	496,375
Total				1,221,507

Financial Services 0.87%

Air Lease Corp.	4.25%	9/15/2024	176	174,240
Lazard Group LLC	6.85%	6/15/2017	132	139,143
Nationstar Mortgage LLC/Nationstar Capital Corp.	7.875%	10/1/2020	350	336,875
Navient Corp.	5.50%	1/15/2019	657	648,788
Navient Corp.	8.45%	6/15/2018	442	475,150
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.875%	3/15/2022	749	779,896
Scottrade Financial Services, Inc.†	6.125%	7/11/2021	868	926,115
Total				3,480,207

Food 0.42%

Gruma SAB de CV (Mexico)†(a)	4.875%	12/1/2024	200	212,600
Kraft Heinz Foods Co.	6.875%	1/26/2039	700	897,148
US Foods, Inc.	8.50%	6/30/2019	532	548,625
Total				1,658,373

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Care Services 0.35%

Acadia Healthcare Co., Inc.	5.625%	2/15/2023	$274	$279,480
Acadia Healthcare Co., Inc.†	6.50%	3/1/2024	60	62,550
CHS/Community Health Systems, Inc.	6.875%	2/1/2022	556	504,570
IASIS Healthcare LLC/IASIS Capital Corp.	8.375%	5/15/2019	392	388,570
Tenet Healthcare Corp.	8.00%	8/1/2020	171	176,771
Total				1,411,941

Household Equipment/Products 0.09%

Central Garden & Pet Co.	6.125%	11/15/2023	238	248,710
Kimberly-Clark de Mexico SAB de CV (Mexico)†(a)	3.80%	4/8/2024	100	103,799
Total				352,509

Insurance 0.72%

CNO Financial Group, Inc.	5.25%	5/30/2025	519	533,273
Symetra Financial Corp.†	6.125%	4/1/2016	250	250,000
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	906	973,117
Trinity Acquistion plc (United Kingdom)(a)	4.40%	3/15/2026	533	541,777
Willis North America, Inc.	7.00%	9/29/2019	524	593,004
Total				2,891,171

Leasing 0.36%

Aviation Capital Group Corp.†	6.75%	4/6/2021	1,273	1,433,716

Leisure 0.31%

Carnival plc (United Kingdom)	7.875%	6/1/2027	277	348,897
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027	798	907,725
Total				1,256,622

Lodging 0.83%

Caesar’s Entertainment Resort Properties LLC/Caesar’s Entertainment Resort Properties Finance, Inc.	11.00%	10/1/2021	105	90,038
Hyatt Hotels Corp.†	6.875%	8/15/2019	632	717,946
Starwood Hotels & Resorts Worldwide, Inc.	4.50%	10/1/2034	525	503,510
Sugarhouse HSP Gaming Prop. Mezz. LP/Sugarhouse HSP Gaming Finance Corp.†	6.375%	6/1/2021	269	260,257
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.	5.375%	3/15/2022	1,739	1,758,025
Total				3,329,776

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Machinery: Agricultural 0.34%

Altria Group, Inc.	9.95%	11/10/2038	$522	$920,754
Reynolds American, Inc.	5.70%	8/15/2035	280	328,443
Reynolds American, Inc.	8.125%	5/1/2040	78	100,987
Total				1,350,184

Manufacturing 0.17%

General Electric Co.	6.75%	3/15/2032	175	238,453
Trinity Industries, Inc.	4.55%	10/1/2024	513	428,764
Total				667,217

Media 2.51%

21st Century Fox America, Inc.	6.20%	12/15/2034	106	127,876
21st Century Fox America, Inc.	6.90%	8/15/2039	753	940,476
Block Communications, Inc.†	7.25%	2/1/2020	195	190,125
CCO Holdings LLC/CCO Holdings Capital Corp.	6.50%	4/30/2021	155	160,892
CCO Safari II LLC†	6.384%	10/23/2035	974	1,077,703
CCOH Safari LLC†	5.75%	2/15/2026	278	288,425
Cox Communications, Inc.†	8.375%	3/1/2039	507	580,210
Discovery Communications LLC	6.35%	6/1/2040	462	473,171
Globo Comunicacao e Participacoes SA (Brazil)†(a)	4.875%	4/11/2022	600	574,500
Myriad International Holdings BV (Netherlands)†(a)	5.50%	7/21/2025	350	353,463
Neptune Finco Corp.†	10.875%	10/15/2025	406	442,337
Numericable-SFR SA (France)†(a)	6.00%	5/15/2022	500	490,000
Time Warner Cable, Inc.	7.30%	7/1/2038	1,403	1,650,579
Time Warner, Inc.	7.625%	4/15/2031	799	1,022,348
Univision Communications, Inc.†	5.125%	2/15/2025	24	23,760
Univision Communications, Inc.†	8.50%	5/15/2021	602	616,297
Viacom, Inc.	4.85%	12/15/2034	44	39,168
Viacom, Inc.	6.875%	4/30/2036	473	496,347
VTR Finance BV (Netherlands)†(a)	6.875%	1/15/2024	507	495,593
Total				10,043,270

Metals & Minerals: Miscellaneous 0.52%

Aleris International, Inc.†(b)	9.50%	4/1/2021	160	163,500
Barrick Gold Corp. (Canada)(a)	4.10%	5/1/2023	91	88,758
Barrick International Barbados Corp. (Barbados)†(a)	6.35%	10/15/2036	158	143,852
Glencore Finance Canada Ltd. (Canada)†(a)	6.00%	11/15/2041	648	506,882
Glencore Funding LLC†	4.625%	4/29/2024	88	73,282
Goldcorp, Inc. (Canada)(a)	5.45%	6/9/2044	286	261,587

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals & Minerals: Miscellaneous (continued)
MMC Norilsk Nickel OJSC via MMC Finance Ltd. (Ireland)†(a)	6.625%	10/14/2022	$200	$209,563
New Gold, Inc. (Canada)†(a)	6.25%	11/15/2022	671	570,350
New Gold, Inc. (Canada)†(a)	7.00%	4/15/2020	69	66,240
Total				2,084,014

Natural Gas 0.28%

Dominion Gas Holdings LLC	4.60%	12/15/2044	527	519,649
Fermaca Enterprises S de RL de CV (Mexico)†(a)	6.375%	3/30/2038	435	412,266

GNL Quintero SA (Chile)†(a)	4.634%	7/31/2029	200	201,492
Southern Star Central Gas Pipeline, Inc.†	6.00%	6/1/2016	2	2,011
Total				1,135,418

Oil 2.04%

Afren plc (United Kingdom)†(a)(c)	6.625%	12/9/2020	244	1,769
Apache Corp.	6.00%	1/15/2037	570	568,881
Canadian Oil Sands Ltd. (Canada)†(a)	7.75%	5/15/2019	190	200,532
Canadian Oil Sands Ltd. (Canada)†(a)	9.40%	9/1/2021	128	139,974
Carrizo Oil & Gas, Inc.	7.50%	9/15/2020	88	82,500
Continental Resources, Inc.	4.90%	6/1/2044	186	139,500
Delek & Avner Tamar Bond Ltd. (Israel)†(a)	5.412%	12/30/2025	137	137,514
Eni SpA (Italy)†(a)	5.70%	10/1/2040	1,650	1,588,245
GeoPark Latin America Ltd. Agencia en Chile (Chile)†(a)	7.50%	2/11/2020	400	288,000
Helmerich & Payne International Drilling Co.	4.65%	3/15/2025	40	40,328
Hilcorp Energy I LP/Hilcorp Finance Co.†	7.625%	4/15/2021	442	423,215
Kerr-McGee Corp.	7.125%	10/15/2027	142	151,683
Kerr-McGee Corp.	7.875%	9/15/2031	422	462,068
LUKOIL International Finance BV (Netherlands)†(a)	6.656%	6/7/2022	100	106,750
MEG Energy Corp. (Canada)†(a)	6.375%	1/30/2023	86	51,170
MEG Energy Corp. (Canada)†(a)	7.00%	3/31/2024	1,079	642,005
PDC Energy, Inc.	7.75%	10/15/2022	446	447,115
Petrobras Global Finance BV (Netherlands)(a)	4.375%	5/20/2023	310	226,982
Seven Generations Energy Ltd. (Canada)†(a)	6.75%	5/1/2023	263	249,192
Seven Generations Energy Ltd. (Canada)†(a)	8.25%	5/15/2020	447	450,352
Shell International Finance BV (Netherlands)(a)	6.375%	12/15/2038	328	402,354
SM Energy Co.	6.125%	11/15/2022	668	490,312
Valero Energy Corp.	10.50%	3/15/2039	286	404,854
YPF SA (Argentina)†(a)	8.50%	7/28/2025	481	471,139
Total				8,166,434

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil: Crude Producers 2.23%

Columbia Pipeline Group, Inc.†	4.50%	6/1/2025	$277	$275,554
Enbridge Energy Partners LP	9.875%	3/1/2019	707	792,298
Energy Transfer Partners LP	6.125%	12/15/2045	117	105,352
Energy Transfer Partners LP	6.625%	10/15/2036	271	249,467
Energy Transfer Partners LP	7.50%	7/1/2038	747	724,426
Enterprise Products Operating LLC	7.55%	4/15/2038	561	665,969
Gulfstream Natural Gas System LLC†	4.60%	9/15/2025	335	328,493
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	370	402,260
Kinder Morgan Energy Partners LP	7.30%	8/15/2033	201	205,204
Kinder Morgan Energy Partners LP	7.40%	3/15/2031	176	181,048
Kinder Morgan Energy Partners LP	7.50%	11/15/2040	325	337,382
Kinder Morgan, Inc.	7.75%	1/15/2032	965	1,011,702
Kinder Morgan, Inc.	7.80%	8/1/2031	157	173,917
Regency Energy Partners LP/Regency Energy Finance Corp.	5.875%	3/1/2022	160	155,629
Ruby Pipeline LLC†	6.00%	4/1/2022	534	520,137
Sabine Pass Liquefaction LLC	6.25%	3/15/2022	650	639,437
Sabine Pass LNG LP	6.50%	11/1/2020	334	351,953
Southeast Supply Header LLC†	4.25%	6/15/2024	416	388,353
Southern Gas Corridor CJSC (Azerbaijan)†(a)	6.875%	3/24/2026	400	401,500
Tennessee Gas Pipeline Co. LLC	8.375%	6/15/2032	67	72,572
Transportadora de Gas Internacional SA ESP (Colombia)†(a)	5.70%	3/20/2022	200	203,700
Williams Cos., Inc. (The)	8.75%	3/15/2032	794	710,630
Total				8,896,983

Oil: Integrated Domestic 0.78%

Cameron International Corp.	7.00%	7/15/2038	170	213,818
Halliburton Co.	6.70%	9/15/2038	114	137,583
Halliburton Co.	7.45%	9/15/2039	353	444,516
National Oilwell Varco, Inc.	2.60%	12/1/2022	446	380,558
Oceaneering International, Inc.	4.65%	11/15/2024	451	389,064
Schlumberger Holdings Corp.†	4.00%	12/21/2025	840	868,264
Weatherford International Ltd.	9.875%	3/1/2039	755	698,375
Total				3,132,178

Paper & Forest Products 0.52%

Georgia-Pacific LLC	8.875%	5/15/2031	1,210	1,790,024
Mercer International, Inc. (Canada)(a)	7.75%	12/1/2022	302	302,378
Total				2,092,402

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts 2.09%

CBRE Services, Inc.	4.875%	3/1/2026	$892	$899,600
Communications Sales & Leasing, Inc./CSL Capital LLC	8.25%	10/15/2023	315	292,950
EPR Properties	5.25%	7/15/2023	1,033	1,056,781
Equinix, Inc.	5.375%	4/1/2023	1,033	1,074,320
Equinix, Inc.	5.875%	1/15/2026	207	218,799
Hospitality Properties Trust	4.65%	3/15/2024	375	368,613
Host Hotels & Resorts LP	5.25%	3/15/2022	372	402,439
Iron Mountain, Inc.	6.00%	8/15/2023	251	264,805
IRSA Propiedades Comerciales SA (Argentina)†(a)	8.75%	3/23/2023	200	200,800
Kilroy Realty LP	6.625%	6/1/2020	364	418,894
Omega Healthcare Investors, Inc.	4.95%	4/1/2024	87	88,750
Omega Healthcare Investors, Inc.	5.875%	3/15/2024	639	662,305
PLA Administradora Industrial S de RL de CV (Mexico)†(a)	5.25%	11/10/2022	200	193,500
Senior Housing Properties Trust	6.75%	12/15/2021	430	474,833
Trust F/1401 (Mexico)†(a)	5.25%	1/30/2026	200	199,000
Vereit Operating Partnership LP	3.00%	2/6/2019	1,544	1,524,515
Total				8,340,904

Retail 0.64%

Chinos Intermediate Holdings A, Inc. PIK†	7.75%	5/1/2019	680	326,553
New Albertson’s, Inc.	7.45%	8/1/2029	198	180,675
PVH Corp.	7.75%	11/15/2023	561	650,760
QVC, Inc.	4.375%	3/15/2023	250	244,840
Tops Holding LLC/Top Markets II Corp.†	8.00%	6/15/2022	470	437,100
Walgreens Boots Alliance, Inc.	4.50%	11/18/2034	477	464,668
Walgreens Boots Alliance, Inc.	4.80%	11/18/2044	245	244,428
Total				2,549,024

Savings & Loan 0.09%

First Niagara Financial Group, Inc.	7.25%	12/15/2021	323	376,300

Steel 0.17%

Allegheny Technologies, Inc.	7.875%	8/15/2023	740	619,750
Allegheny Technologies, Inc.	9.375%	6/1/2019	82	78,310
Total				698,060

Technology 0.78%

Alibaba Group Holding Ltd. (China)(a)	3.60%	11/28/2024	340	343,388
Amazon.com, Inc.	4.80%	12/5/2034	1,554	1,751,005
Expedia, Inc.	4.50%	8/15/2024	478	482,007
Tencent Holdings Ltd. (China)†(a)	3.375%	5/2/2019	510	528,649
Total				3,105,049

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Telecommunications 3.00%

AT&T, Inc.	6.30%	1/15/2038	$1,372	$1,579,479
AT&T, Inc.	6.50%	9/1/2037	1,052	1,251,885
CenturyLink, Inc.	5.625%	4/1/2025	769	691,139
CenturyLink, Inc.	6.875%	1/15/2028	183	155,779
Digicel Group Ltd. (Jamaica)†(a)	7.125%	4/1/2022	200	156,480
Digicel Ltd. (Jamaica)†(a)	6.75%	3/1/2023	200	177,500
Frontier Communications Corp.	7.625%	4/15/2024	225	200,813
Frontier Communications Corp.	9.25%	7/1/2021	910	931,612
Frontier Communications Corp.†	10.50%	9/15/2022	214	220,152
Frontier Communications Corp.†	11.00%	9/15/2025	375	378,281
GTE Corp.	6.94%	4/15/2028	1,606	2,007,595
Millicom International Cellular SA (Luxembourg)†(a)	4.75%	5/22/2020	200	191,250
Motorola Solutions, Inc.	3.75%	5/15/2022	525	516,519
MTN Mauritius Investment Ltd. (Mauritius)†(a)	4.755%	11/11/2024	200	180,750
T-Mobile USA, Inc.	6.00%	3/1/2023	841	863,076
T-Mobile USA, Inc.	6.542%	4/28/2020	440	456,500
Verizon Communications, Inc.	4.40%	11/1/2034	474	480,680
Verizon Communications, Inc.	5.85%	9/15/2035	1,140	1,324,149
Verizon Communications, Inc.	6.40%	9/15/2033	181	223,255
Total				11,986,894

Transportation: Miscellaneous 0.18%

Autoridad del Canal de Panama (Panama)†(a)	4.95%	7/29/2035	200	211,000
Florida East Coast Holdings Corp.†	6.75%	5/1/2019	496	498,480
Total				709,480

Utilities 0.19%

Aquarion Co.†	4.00%	8/15/2024	742	754,290

Utilities: Electrical 0.11%

Tennessee Valley Authority	3.50%	12/15/2042	440	439,905

Wholesale 0.04%

HD Supply, Inc.†(b)	5.75%	4/15/2024	135	139,050
Total Corporate Bonds (cost $121,574,239)				119,112,943

FOREIGN GOVERNMENT OBLIGATIONS 3.19%

Argentina 0.13%

Provincia de Buenos Aires†(a)	9.95%	6/9/2021	250	263,125
Republic of Argentina(a)(c)	8.28%	12/31/2033	206	247,320
Total				510,445

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Bahamas 0.09%

Commonwealth of Bahamas†(a)	6.95%	11/20/2029	$300	$342,300

Bermuda 0.13%

Government of Bermuda†	5.603%	7/20/2020	471	521,632

Brazil 0.18%

Federal Republic of Brazil(a)	4.25%	1/7/2025	600	551,250
Federal Republic of Brazil(a)	5.00%	1/27/2045	200	161,000
Total				712,250

Chile 0.09%

Republic of Chile(a)	3.125%	3/27/2025	356	373,266

Dominican Republic 0.19%

Dominican Republic†(a)	5.50%	1/27/2025	290	291,450
Dominican Republic†(a)	6.60%	1/28/2024	200	213,500
Dominican Republic†(a)	6.85%	1/27/2045	250	248,750
Total				753,700

El Salvador 0.04%

Republic of EI Salvador†(a)	6.375%	1/18/2027	206	179,220

Ethiopia 0.05%

Republic of Ethiopia†(a)	6.625%	12/11/2024	200	184,750

Honduras 0.21%

Honduras Government†(a)	7.50%	3/15/2024	800	850,000

Hungary 0.12%

Republic of Hungary(a)	5.375%	3/25/2024	418	469,052
Republic of Hungary(a)	5.75%	11/22/2023	2	2,283
Total				471,335

Indonesia 0.19%

Perusahaan Penerbit SBSN†(a)	4.00%	11/21/2018	200	208,500
Perusahaan Penerbit SBSN†(a)	4.325%	5/28/2025	275	274,312
Republic of Indonesia†(a)	5.875%	1/15/2024	250	281,377
Total				764,189

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Ivory Coast 0.10%

Ivory Coast Bond†(a)	6.375%	3/3/2028	$400	$380,000

Latvia 0.07%

Republic of Latvia†(a)	5.25%	6/16/2021	258	293,959

Lithuania 0.18%

Republic of Lithuania†(a)	7.375%	2/11/2020	592	701,926

Mexico 0.17%

United Mexican States(a)	4.00%	10/2/2023	664	697,200

Panama 0.11%

Republic of Panama(a)	4.00%	9/22/2024	200	211,000
Republic of Panama(a)	6.70%	1/26/2036	64	81,920
Republic of Panama(a)	8.875%	9/30/2027	100	143,750
Total				436,670

Paraguay 0.27%

Republic of Paraguay†(a)	4.625%	1/25/2023	1,050	1,065,750

Peru 0.04%

Republic of Peru(a)	4.125%	8/25/2027	152	159,980

Philippines 0.10%

Republic of Philippines(a)	7.50%	9/25/2024	200	268,428
Republic of Philippines(a)	9.50%	10/21/2024	92	139,474
Total				407,902

Romania 0.01%

Republic of Romania†(a)	6.125%	1/22/2044	49	59,949

Russia 0.10%

Russia Eurobonds†(a)	4.875%	9/16/2023	400	418,723

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
South Africa 0.09%

Republic of South Africa(a)	4.665%	1/17/2024	$122	$123,210
Republic of South Africa(a)	5.875%	9/16/2025	200	217,060
Total				340,270

Sri Lanka 0.10%

Republic of Sri Lanka†(a)	6.25%	7/27/2021	200	196,076
Republic of Sri Lanka†(a)	6.85%	11/3/2025	200	191,646
Total				387,722

Trinidad And Tobago 0.05%

Republic of Trinidad & Tobago†(a)	4.375%	1/16/2024	200	211,500

Turkey 0.36%

Republic of Turkey(a)	4.25%	4/14/2026	200	195,149
Republic of Turkey(a)	5.625%	3/30/2021	440	475,796
Republic of Turkey(a)	5.75%	3/22/2024	510	554,204
Republic of Turkey(a)	7.00%	6/5/2020	200	226,813
Total				1,451,962

Uruguay 0.02%

Republic of Uruguay PIK(a)	7.875%	1/15/2033	61	78,385
Total Foreign Government Obligations (cost $12,679,778)				12,754,985

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 0.98%

Federal Home Loan Mortgage Corp. Q001 XA IO	2.357%#	2/25/2032	2,942	515,685
Government National Mortgage Assoc. 2014-78 A	2.20%	4/16/2047	65	64,861
Government National Mortgage Assoc. 2015-47 AE	2.90%	11/16/2055	1,810	1,855,035
Government National Mortgage Assoc. 2015-48 AS	2.90%	2/16/2049	1,031	1,062,019
Government National Mortgage Assoc. 2015-73 AC	2.90%#	2/16/2053	390	402,469
Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $3,891,819)				3,900,069

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 24.30%

Federal Home Loan Mortgage Corp.	3.50%	3/1/2046	1,743	1,836,078
Federal Home Loan Mortgage Corp.	4.00%	12/1/2044	1,365	1,484,450
Federal Home Loan Mortgage Corp.	5.00%	9/1/2019 - 6/1/2026	400	417,390
Federal National Mortgage Assoc. (d)	3.00%	TBA	36,744	37,798,353
Federal National Mortgage Assoc.	3.142%#	3/1/2042	1,423	1,499,873

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)

Federal National Mortgage Assoc.(d)	3.50%	TBA	$2,970	$3,099,353
Federal National Mortgage Assoc.	3.50%	4/1/2043 - 2/1/2046	24,598	25,860,094
Federal National Mortgage Assoc.(d)	4.00%	TBA	5,860	6,252,345
Federal National Mortgage Assoc.	4.00%	10/1/2040 - 11/1/2044	5,081	5,461,109
Federal National Mortgage Assoc.(d)	4.50%	TBA	10,635	11,560,577
Federal National Mortgage Assoc.	5.50%	11/1/2034 - 9/1/2036	1,658	1,876,449
Total Government Sponsored Enterprises Pass-Throughs (cost $96,716,534)				97,146,071

MUNICIPAL BONDS 0.26%

Miscellaneous

Municipal Elec Auth of Georgia	7.055%	4/1/2057	557	656,853
North Texas Tollway Auth	8.91%	2/1/2030	320	386,557
Total Municipal Bonds (cost $983,473)				1,043,410

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 4.38%

Banc of America Commercial Mortgage Trust 2015-UBS7 B	4.512%#	9/15/2048	188	198,032
Banc of America Commercial Mortgage Trust 2015-UBS7 C	4.512%#	9/15/2048	94	91,792
CGBAM Commercial Mortgage Trust 2015-SMRT B†	3.213%	4/10/2028	212	214,168
CGBAM Commercial Mortgage Trust 2015-SMRT C†	3.516%	4/10/2028	159	159,820
Citigroup Commercial Mortgage Trust 2014-GC25 C	4.683%#	10/10/2047	300	282,028
Citigroup Commercial Mortgage Trust 2015-GC33 AS	4.114%	9/10/2058	381	397,708
Citigroup Commercial Mortgage Trust 2015-GC33 B	4.724%#	9/10/2058	415	435,379
Citigroup Commercial Mortgage Trust 2016-GC36 AS	3.849%	2/10/2049	180	188,953
Citigroup Commercial Mortgage Trust 2016-GC36 B	4.759%	2/10/2049	550	576,689
Citigroup Commercial Mortgage Trust 2016-GC36 D†	2.85%	2/10/2049	1,250	804,028
Citigroup Commercial Mortgage Trust 2016-P3 C(b)	4.836%#	4/15/2049	260	257,028
Citigroup Commercial Mortgage Trust 2016-P3 D†(b)	2.804%#	4/15/2049	203	137,977
COBALT CMBS Commercial Mortgage Trust 2007-C2 AMFX	5.526%	4/15/2047	165	169,998
Commercial Mortgage Pass-Through Certificates 2013-WWP D†	3.898%	3/10/2031	593	574,293
Commercial Mortgage Pass-Through Certificates 2014-CR19 XA IO	1.443%#	8/10/2047	753	50,017
Commercial Mortgage Pass-Through Certificates 2015-LC23 C	4.801%#	10/10/2053	350	341,258
Commercial Mortgage Pass-Through Certificates 2015-LC23 D†	3.801%#	10/10/2053	606	470,786
Commercial Mortgage Pass-Through Certificates 2015-PC1 B	4.443%#	7/10/2050	178	174,819
CSAIL Commercial Mortgage Trust 2015-C2 C	4.353%#	6/15/2057	700	638,835
DBWF Mortgage Trust 2015-LCM A2†	3.535%#	6/10/2034	245	249,387
DBWF Mortgage Trust 2015-LCM D†	3.535%#	6/10/2034	257	226,217
GAHR Commercial Mortgage Trust 2015-NRF DFX†	3.495%#	12/15/2019	278	263,971
GS Mortgage Securities Trust 2015-GC32 C	4.559%#	7/10/2048	195	190,062

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Houston Galleria Mall Trust 2015-HGLR A1A2†	3.087%	3/5/2037	$134	$134,728
Hudsons Bay Simon JV Trust 2015-HB7 B7†	4.666%	8/5/2034	668	688,048
Hudsons Bay Simon JV Trust 2015-HB7 D7†	5.331%#	8/5/2034	629	618,428
JPMorgan Chase Commercial Mortgage Securities Trust 2014-C19 AS	4.243%	4/15/2047	300	324,786
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C30 C	4.312%#	7/15/2048	157	142,135
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C31 C	4.772%#	8/15/2048	532	493,992
JPMorgan Chase Commercial Mortgage Securities Trust 2016-C1 B	4.905%#	3/15/2049	452	451,235
LB-UBS Commercial Mortgage Trust 2006-C4 AM	6.115%#	6/15/2038	240	240,941
MASTR Asset Securitization Trust 2006-3 1A3	6.00%	10/25/2036	10	9,521
MASTR Asset Securitization Trust 2006-3 1A8	6.00%	10/25/2036	22	21,403
Merrill Lynch Mortgage Investors Trust 2006-AF2 AF1	6.25%	10/25/2036	25	20,831
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23 XA IO	0.90%#	7/15/2050	19,882	856,805
Motel 6 Trust 2015-MTL6 D†	4.532%	2/5/2030	1,012	989,856
SFAVE Commercial Mortgage Securities Trust 2015-5AVE A1†	3.872%	1/5/2043	401	393,302
SFAVE Commercial Mortgage Securities Trust 2015-5AVE A2B†	4.144%	1/5/2043	250	247,950
Structured Asset Securities Corp. 2006-3H 1A2	5.75%	12/25/2035	14	14,056
UBS-BAMLL Trust 2012-WRM E†	4.379%#	6/10/2030	595	557,963
UBS-Barclays Commercial Mortgage Trust 2012-C3 B†	4.365%	8/10/2049	200	215,193
Wells Fargo Commercial Mortgage Trust 2013-120B D†	2.71%#	3/18/2028	44	42,133
Wells Fargo Commercial Mortgage Trust 2013-LC12 B	4.433%#	7/15/2046	1,025	1,082,242
Wells Fargo Commercial Mortgage Trust 2013-LC12 D†	4.433%#	7/15/2046	364	333,883
Wells Fargo Commercial Mortgage Trust 2015-C28 D	4.275%#	5/15/2048	1,489	1,064,628
Wells Fargo Commercial Mortgage Trust 2015-LC20 B	3.719%	4/15/2050	402	389,336
Wells Fargo Commercial Mortgage Trust 2016-NXS5 E†	5.046%#	1/15/2059	434	302,758
WF-RBS Commercial Mortgage Trust 2014-C25 B	4.236%	11/15/2047	215	219,921
WFRBS Commercial Mortgage Trust 2014-C24 2014-C24 AS	3.931%	11/15/2047	544	576,444
Total Non-Agency Commercial Mortgage-Backed Securities (cost $17,650,988)				17,525,763

U.S. TREASURY OBLIGATIONS 25.73%

U.S. Treasury Bond	3.00%	5/15/2045	5,060	5,458,475
U.S. Treasury Bond	3.00%	11/15/2045	8,717	9,410,951
U.S. Treasury Note	0.875%	10/15/2017	23,697	23,758,091
U.S. Treasury Note	1.25%	11/30/2018	2,029	2,051,946
U.S. Treasury Note	1.25%	11/15/2018	23,117	23,369,854
U.S. Treasury Note	1.25%	3/31/2021	27,287	27,319,499
U.S. Treasury Note	1.375%	1/31/2021	4,017	4,046,031
U.S. Treasury Note	1.625%	2/15/2026	2,935	2,892,466
U.S. Treasury Note	2.625%	11/15/2020	4,247	4,517,831
Total U.S. Treasury Obligations (cost $102,045,134)				102,825,144
Total Long-Term Investments (cost $426,174,922)				424,772,468

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2016

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENTS 9.53%

U.S. TREASURY OBLIGATION 2.93%

U.S. Treasury Note (cost $11,703,470)	1.50%	7/31/2016	$11,661	$11,705,300

REPURCHASE AGREEMENT

Repurchase Agreement dated 3/31/2016, 0.03% due 4/1/2016 with Fixed Income Clearing Corp. collateralized by $26,900,000 of U.S. Treasury Note at 1.25% due 3/31/2021; value: $26,900,000; proceeds: $26,371,026 (cost $26,371,004)			26,371	26,371,004
Total Short-Term Investments (cost $38,074,474)				38,076,304
Total Investments in Securities 115.80% (cost $464,249,396)				462,848,772
Liabilities in Excess of Cash and Other Assets(e) (15.80%)				(63,153,539)
Net Assets 100.00%				$399,695,233

IO	Interest Only.
PIK	Payment-in-kind.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2016.
(a)	Foreign security traded in U.S. dollars.
(b)	Securities purchased on a when-issued basis (See Note 2(i)).
(c)	Defaulted (non-income producing security).
(d)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(e)	Liabilities in Excess of Cash and Other Assets include net unrealized appreciation/depreciation on futures contracts as follows:

Open Futures Contracts at March 31, 2016:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
U.S. 5-Year Treasury Note	June 2016	298	Long	$36,106,891	$32,069

Type	Expiration	Contracts	Position	Fair Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	June 2016	168	Short	$(21,905,625)	$(7,749)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2016

TBA Sale Commitment	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Government Sponsored Enterprises Pass-Through
Federal National Mortgage Assoc.(1) (proceeds $3,108,789)	3.50%	TBA	(2,970)	$(3,099,353)

(1)	See Note 2(i)

The following is a summary of the inputs used as of March 31, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3		Total
Asset-Backed Securities	$—	$70,464,083	$—		$70,464,083
Corporate Bonds	—	119,112,943	—		119,112,943
Foreign Government Obligations	—	12,754,985	—		12,754,985
Government Sponsored Enterprises Collateralized Mortgage Obligations	—	3,900,069	—		3,900,069
Government Sponsored Enterprises Pass-Throughs	—	97,146,071	—		97,146,071
Municipal Bonds	—	1,043,410	—		1,043,410
Non-Agency Commercial Mortgage-Backed Securities	—	17,130,758	395,005	(4)	17,525,763
U.S. Treasury Obligations	—	114,530,444	—		114,530,444
Repurchase Agreement	—	26,371,004	—		26,371,004
Total	$—	$462,453,767	$395,005		$462,848,772
Liabilities
TBA Sale Commitment	$—	$(3,099,353)	$—		$(3,099,353)
Total	$—	$(3,099,353)	$—		$(3,099,353)
Other Financial Instruments
Futures Contracts
Assets	$32,069	$—	$—		$32,069
Liabilities	(7,749)	—	—		(7,749)
Total	$24,320	$—	$—		$24,320

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended March 31, 2016.
(4)

Includes securities (Citigroup Commercial Mortgage Trust 2016-P3 C, Citigroup Commercial Mortgage Trust 2016-P3 D (Non-Agency Commercial Mortgaged-Backed Securities)) valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - TOTAL RETURN PORTFOLIO March 31, 2016

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities	Government Sponsored Enerprises Collateralized Mortgage Obligations	Non-Agency Commercial Mortgaged-Backed Securities
Balance as of January 1, 2016	$1,252,335	$539,804	$—
Accrued discounts/premiums	—	—	—
Realized gain (loss)	—	—	2,717
Change in unrealized appreciation/depreciation	—	—	2,717
Purchases	—	—	527,547
Sales	—	—	(137,976)
Net transfers in or out of Level 3	(1,252,335)	(539,804)	—
Balance as of March 31, 2016	$—	$—	$395,005

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT SERIES FUND, INC. - VALUE OPPORTUNITIES PORTFOLIO March 31, 2016

Investments	Shares	Fair Value
COMMON STOCKS 101.82%

Banks 5.31%

Bank of Hawaii Corp.	84	$5,736
Citizens Financial Group, Inc.	202	4,232
First Republic Bank	44	2,932
Signature Bank*	20	2,722
Western Alliance Bancorp*	116	3,872
Total		19,494

Capital Markets 0.85%

Moelis & Co. Class A	110	3,105

Chemicals 1.15%

RPM International, Inc.	89	4,212

Commercial Services & Supplies 3.61%

Herman Miller, Inc.	173	5,344
KAR Auction Services, Inc.	158	6,026
Waste Connections, Inc.	29	1,873
Total		13,243

Communications Equipment 1.35%

ARRIS International plc*	216	4,951

Construction & Engineering 3.66%

AECOM*	304	9,360
Jacobs Engineering Group, Inc.*	94	4,094
Total		13,454

Containers & Packaging 3.63%

Berry Plastics Group, Inc.*	142	5,133
Sealed Air Corp.	101	4,849
WestRock Co.	86	3,357
Total		13,339

Diversified Telecommunication Services 1.69%

Zayo Group Holdings, Inc.*	256	6,206

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - VALUE OPPORTUNITIES PORTFOLIO March 31, 2016

Investments	Shares	Fair Value
Electric: Utilities 1.98%

ITC Holdings Corp.	123	$5,359
Portland General Electric Co.	48	1,896
Total		7,255

Electrical Equipment 1.33%

Hubbell, Inc.	46	4,873

Electronic Equipment, Instruments & Components 1.20%

Amphenol Corp. Class A	76	4,394

Energy Equipment & Services 0.75%

Helmerich & Payne, Inc.	47	2,760

Food Products 2.56%

Flowers Foods, Inc.	105	1,938
Pinnacle Foods, Inc.	167	7,462
Total		9,400

Health Care Equipment & Supplies 3.48%

Cooper Cos., Inc. (The)	34	5,235
STERIS plc (United Kingdom)(a)	106	7,531
Total		12,766

Health Care Providers & Services 3.68%

ExamWorks Group, Inc.*	223	6,592
HealthSouth Corp.	184	6,924
Total		13,516

Hotels, Restaurants & Leisure 3.84%

Aramark	176	5,829
Red Robin Gourmet Burgers, Inc.*	60	3,868
SeaWorld Entertainment, Inc.	209	4,402
Total		14,099

Household Durables 2.20%

Jarden Corp.*	61	3,596
Lennar Corp. Class A	93	4,497
Total		8,093

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - VALUE OPPORTUNITIES PORTFOLIO March 31, 2016

Investments	Shares	Fair Value
Information Technology Services 10.49%

Acxiom Corp.*	209	$4,481
Amdocs Ltd.	107	6,465
Booz Allen Hamilton Holding Corp.	265	8,024
Cardtronics, Inc.*	105	3,779
Fidelity National Information Services, Inc.	109	6,901
MAXIMUS, Inc.	71	3,737
Vantiv, Inc. Class A*	95	5,119
Total		38,506

Insurance 7.77%

Arch Capital Group Ltd.*	104	7,394
Hartford Financial Services Group, Inc. (The)	134	6,175
Markel Corp.*	6	5,350
RenaissanceRe Holdings Ltd.	80	9,586
Total		28,505

Internet Software & Services 1.33%

Akamai Technologies, Inc.*	88	4,890

Leisure Product 1.24%

Brunswick Corp.	95	4,558

Life Sciences Tools & Services 1.50%

PerkinElmer, Inc.	111	5,490

Media 2.14%

AMC Networks, Inc. Class A*	58	3,766
New York Times Co. (The) Class A	328	4,087
Total		7,853

Metals & Mining 2.09%

Reliance Steel & Aluminum Co.	111	7,680

Multi-Utilities 2.93%

Black Hills Corp.	49	2,946
CMS Energy Corp.	184	7,809
Total		10,755

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT SERIES FUND, INC. - VALUE OPPORTUNITIES PORTFOLIO March 31, 2016

Investments	Shares	Fair Value
Oil, Gas & Consumable Fuels 4.57%

Carrizo Oil & Gas, Inc.*	124	$3,834
Cimarex Energy Co.	45	4,377
EQT Corp.	70	4,709
Rice Energy, Inc.*	275	3,839
Total		16,759

Personal Products 0.57%

Coty, Inc. Class A	75	2,087

Pharmaceuticals 1.00%

Prestige Brands Holdings, Inc.*	69	3,684

Real Estate Investment Trusts 9.70%

Federal Realty Investment Trust	71	11,080
Highwoods Properties, Inc.	137	6,550
Physicians Realty Trust	331	6,150
Retail Opportunity Investments Corp.	286	5,754
UDR, Inc.	158	6,088
Total		35,622

Real Estate Management & Development 0.69%

Realogy Holdings Corp.*	70	2,528

Road & Rail 2.22%

Genesee & Wyoming, Inc. Class A*	61	3,825
Old Dominion Freight Line, Inc.*	62	4,316
Total		8,141

Semiconductors & Semiconductor Equipment 4.23%

Cypress Semiconductor Corp.	432	3,741
Lam Research Corp.	74	6,112
Synaptics, Inc.*	71	5,662
Total		15,515

Textiles, Apparel & Luxury Goods 1.91%

Steven Madden Ltd.*	189	7,001

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT SERIES FUND, INC. - VALUE OPPORTUNITIES PORTFOLIO March 31, 2016

Investments	Shares	Fair Value
Thrifts & Mortgage Finance 1.01%

Essent Group Ltd.*	179	$3,723

Trading Companies & Distributors 2.38%

MSC Industrial Direct Co., Inc. Class A	65	4,960
Watsco, Inc.	28	3,773
Total		8,733

Water Utilities 1.78%

American Water Works Co., Inc.	95	6,548

Total Investments in Common Stock 101.82% (cost $342,440)		373,738
Liabilities in Excess of Cash and Other Assets (1.82)%		(6,667)
Net Assets 100%		$367,071

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

The following is a summary of the inputs used as of March 31, 2016 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Common Stocks	$373,738	$—	$—	$373,738
Total	$373,738	$—	$—	$373,738

(1)	Refer to Note 2(l) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended March 31, 2016.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.  ORGANIZATION

Lord Abbett Series Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was incorporated under Maryland law in 1989. The Company consists of the following thirteen portfolios (separately, a “Fund” and collectively, the “Funds”): Bond-Debenture Portfolio (“Bond Debenture”), Calibrated Dividend Growth Portfolio (“Calibrated Dividend Growth”), Classic Stock Portfolio (“Classic Stock”), Developing Growth Portfolio (“Developing Growth”), Fundamental Equity Portfolio (“Fundamental Equity”), Growth and Income Portfolio (“Growth and Income”), Growth Opportunities Portfolio (“Growth Opportunities”), International Core Equity Portfolio (“International Core Equity”), International Opportunities Portfolio (“International Opportunities”), Mid Cap Stock Portfolio (“Mid Cap Stock”), Short Duration Income Portfolio (“Short Duration Income”), Total Return Portfolio (“Total Return”) and Value Opportunities Portfolio (“Value Opportunities”). Each Fund is diversified as defined in the Act.

The investment objective of Bond Debenture is to seek high current income and the opportunity for capital appreciation to produce a high total return. The investment objective of Calibrated Dividend Growth is to seek current income and capital appreciation. The investment objective of Classic Stock is growth of capital and growth of income consistent with reasonable risk. The investment objective of Developing Growth is long-term growth of capital. The investment objective of Fundamental Equity and Growth and Income is long-term growth of capital and income without excessive fluctuations in market value. The investment objective of Growth Opportunities is capital appreciation. The investment objective of International Core Equity, International Opportunities and Value Opportunities is long-term capital appreciation. The investment objective of Mid Cap Stock is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace. The investment objective of Short Duration Income is to seek a high level of income consistent with preservation of capital. The investment objective of Total Return is to seek income and capital appreciation to produce a high total return.

2.  SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. Each Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

Notes to Schedule of Investments (unaudited)(continued)

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Foreign Transactions-The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(d)	Forward Foreign Currency Exchange Contracts-Each Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates.

(e)	Futures Contracts-Bond Debenture, Short Duration Income and Total Return may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. Calibrated Dividend Growth may purchase and sell index future contracts to manage cash. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(f)	Repurchase Agreements-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(g)	Reverse Repurchase Agreements-Each Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security to a securities dealer or bank for cash and also agrees to repurchase the same security later at a set price. Reverse repurchase agreements expose the Fund to credit risk (that is, the risk that the counterparty will fail to resell the security to the Fund). Engaging in reverse repurchase agreements also may involve the use of leverage, in that the Fund may reinvest the cash it receives in additional securities. Reverse repurchase agreements involve the risk that the market value of the securities to be repurchased by the Fund may decline below the repurchase price.

(h)	Credit Default Swaps-The Bond Debenture Portfolio may enter into credit default swap contracts in order to economically hedge credit risk or for speculation purposes. As a seller of a credit default swap contract (“seller of protection”), the Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), the Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund would make periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

These credit default swaps may have as a reference obligation corporate or sovereign issuers or credit indexes. These credit indexes are comprised of a basket of securities representing a particular sector of the market. During the period, Bond Debenture Portfolio entered into credit default swaps based on CMBX indexes, which are comprised of a basket of commercial mortgage-backed securities.

Notes to Schedule of Investments (unaudited)(continued)

Credit default swaps are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. For a credit default swap sold by the Fund, payment of the agreed-upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Fund, the agreed-upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap agreement. The value and credit rating of each credit default swap where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Entering into credit default swaps involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap is based.

(i)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions-Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its net asset value. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(j)	Mortgage Dollar Rolls-Bond Debenture and Total Return may enter into mortgage dollar rolls in which a fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, each Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(k)	Floating Rate Loans-Bond Debenture, Short Duration Income and Total Return may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

Notes to Schedule of Investments (unaudited)(continued)

The loans in which each Fund invests may be subject to some restrictions on resale. For example, each Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. Each Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, each Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between each Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, each Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of each Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. As of March 31, 2016, each Fund had no unfunded loan commitments.

(l)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

	•	Level 1 -	unadjusted quoted prices in active markets for identical investments;
	•	Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
	•	Level 3 -	significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investments and other financial instruments as of March 31, 2016 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.  DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Bond Debenture entered into forward foreign currency exchange contracts during the period ended March 31, 2016 (as described in Note 2(d)). A forward foreign currency exchange contract reduces the Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. The Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts.

Notes to Schedule of Investments (unaudited)(continued)

Bond Debenture, Short Duration Income and Total Return entered into U.S. Treasury futures contracts and Calibrated Dividend Growth entered into E-Mini S&P 500 index futures, during the period ended March 31, 2016 (as described in note 2(e)) to economically hedge against changes in interest rates and to manage cash. Bond Debenture and Short Duration Income bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. Calibrated Dividend Growth bears the risk that the underlying index will move unexpectedly, in which case the Fund may realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of March 31, 2016, Bond Debenture, Calibrated Dividend Growth, Short Duration Income and Total Return had the following derivatives at fair value, grouped into risk categories that illustrate the Funds use of derivative instruments:

	Bond Debenture Portfolio			Calibrated Dividend Growth Portfolio
Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Index Contracts
Centrally Cleared Credit Default Swaps	—	—	$6,383	—
Credit Default Swaps	—	—	18,465	—
Futures Contracts	$64,603	—	—	—
Liability Derivatives
Centrally Cleared Credit Default Swaps	—	—	$182,630	—
Futures Contracts	$454,154	—	—	$3,121
Forward Foreign Currency Exchange Contracts	—	$151,116	—	—

	International Core Equity Portfolio
Liability Derivatives			Foreign Currency Contracts
Forward Foreign Currency Exchange Contracts			$17

	Short Duration Income Portfolio			Total Return Portfolio
Asset Derivatives			Interest Rate Contracts	Interest Rate Contracts
Futures Contracts			—	$32,069
Liability Derivatives
Futures Contracts			$4,522	$7,749

Notes to Schedule of Investments (unaudited)(concluded)

4. FEDERAL TAX INFORMATION

As of March 31, 2016, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Bond Debenture	Calibrated Dividend Growth	Classic Stock
Tax cost	$991,674,400	$127,546,305	$30,779,515
Gross unrealized gain	29,351,948	9,902,866	2,380,212
Gross unrealized loss	(28,669,627)	(4,125,511)	(686,202)
Net unrealized security gain	$682,321	$5,777,355	$1,694,010

	Developing Growth	Fundamental Equity	Growth and Income
Tax cost	$27,879,486	$249,723,460	$677,167,760
Gross unrealized gain	1,240,731	8,076,663	36,502,330
Gross unrealized loss	(718,670)	(6,266,114)	(17,440,794)
Net unrealized security gain	$522,061	$1,810,549	$19,061,536

	Growth Opportunities	International Core Equity	International Opportunities
Tax cost	$85,636,871	$59,361,536	$45,652,351
Gross unrealized gain	5,408,777	1,511,150	5,401,931
Gross unrealized loss	(3,342,594)	(2,613,000)	(2,403,916)
Net unrealized security gain (loss)	$2,066,183	$(1,101,850)	$2,998,015

	Mid Cap Stock	Short Duration Income	Total Return
Tax cost	$325,809,955	$21,870,282	$465,935,479
Gross unrealized gain	35,897,558	119,626	4,265,804
Gross unrealized loss	(17,921,105)	(470,939)	(7,352,511)
Net unrealized security gain (loss)	$17,976,453	$(351,313)	$(3,086,707)

	Value Opportunities
Tax cost	$342,703
Gross unrealized gain	46,513
Gross unrealized loss	(15,478)
Net unrealized security gain	$31,035

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities, amortization of premium and wash sales.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT SERIES FUND, INC.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: May 26, 2016

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: May 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: May 26, 2016

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: May 26, 2016